UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class M : FSATX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.15%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.2
AAA - 2.4
AA - 0.2
A - 2.3
BBB - 5.2
BB - 1.1
B - 0.9
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.5
Equities - 62.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.0
Information Technology	12.3
Industrials	7.4
Consumer Discretionary	6.2
Health Care	5.3
Communication Services	5.2
Energy	2.7
Consumer Staples	2.6
Materials	1.9
Real Estate	1.9
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 61.6
Bonds - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.9
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.4
Apple Inc	2.3
Fidelity Blue Chip Growth ETF	2.0
NVIDIA Corp	1.9
Microsoft Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.3
Amazon.com Inc	1.3
Freddie Mac Gold Pool	1.1
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915576.100    1974-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class I : FFNIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.0
AAA - 3.3
AA - 0.3
A - 2.5
BBB - 7.6
BB - 1.2
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 46.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 45.0
Bonds - 44.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	4.3
Fidelity Enhanced Small Cap ETF	1.9
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.7
Fidelity Blue Chip Growth ETF	1.5
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.5
NVIDIA Corp	1.4
Microsoft Corp	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915571.100    1970-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity® Sustainable Multi-Asset Fund : FYMRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Multi-Asset Fund	$ 2	0.05%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.3
International Equity Funds - 35.5
Bond Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	28.4
Fidelity Sustainable International Equity Fund	14.9
Fidelity International Sustainability Index Fund	13.9
Fidelity Sustainable Core Plus Bond Fund	13.3
Fidelity Sustainable U.S. Equity ETF	11.9
Fidelity Inflation-Protected Bond Index Fund	7.6
Fidelity Sustainable Emerging Markets Equity Fund	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915587.100    6477-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class A : FEYAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.89%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.7
AAA - 0.5
AA - 0.1
A - 0.4
BBB - 1.8
BB - 0.6
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 0.8
Equities - 85.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	16.7
Information Technology	16.3
Industrials	9.7
Consumer Discretionary	8.0
Health Care	7.2
Communication Services	6.4
Consumer Staples	3.8
Materials	2.9
Energy	2.8
Real Estate	1.8
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 84.5
Bonds - 13.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.3
Apple Inc	3.0
Fidelity Blue Chip Growth ETF	2.7
NVIDIA Corp	2.6
Microsoft Corp	2.5
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Alphabet Inc Class A	1.3
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915545.100    1771-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class A : FYMAX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 15	0.30%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.3
International Equity Funds - 35.5
Bond Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	28.4
Fidelity Sustainable International Equity Fund	14.9
Fidelity International Sustainability Index Fund	13.9
Fidelity Sustainable Core Plus Bond Fund	13.3
Fidelity Sustainable U.S. Equity ETF	11.9
Fidelity Inflation-Protected Bond Index Fund	7.6
Fidelity Sustainable Emerging Markets Equity Fund	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915588.100    6478-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class Z : FIQAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.53%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.2
AAA - 2.4
AA - 0.2
A - 2.3
BBB - 5.2
BB - 1.1
B - 0.9
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.5
Equities - 62.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.0
Information Technology	12.3
Industrials	7.4
Consumer Discretionary	6.2
Health Care	5.3
Communication Services	5.2
Energy	2.7
Consumer Staples	2.6
Materials	1.9
Real Estate	1.9
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 61.6
Bonds - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.9
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.4
Apple Inc	2.3
Fidelity Blue Chip Growth ETF	2.0
NVIDIA Corp	1.9
Microsoft Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.3
Amazon.com Inc	1.3
Freddie Mac Gold Pool	1.1
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915578.100    3259-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class Z : FIKZX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.43%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.7
AA - 0.1
A - 2.4
BBB - 6.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.8
Equities - 55.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 54.6
Bonds - 39.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.6
US Treasury Bonds	3.7
Fidelity Enhanced Small Cap ETF	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	1.8
NVIDIA Corp	1.7
Microsoft Corp	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Ginnie Mae II Pool	1.3
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915525.100    3258-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class M : FEYTX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.14%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.7
AAA - 0.5
AA - 0.1
A - 0.4
BBB - 1.8
BB - 0.6
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 0.8
Equities - 85.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	16.7
Information Technology	16.3
Industrials	9.7
Consumer Discretionary	8.0
Health Care	7.2
Communication Services	6.4
Consumer Staples	3.8
Materials	2.9
Energy	2.8
Real Estate	1.8
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 84.5
Bonds - 13.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.3
Apple Inc	3.0
Fidelity Blue Chip Growth ETF	2.7
NVIDIA Corp	2.6
Microsoft Corp	2.5
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Alphabet Inc Class A	1.3
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915547.100    1774-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class Z : FIKYX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.44%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.0
AAA - 3.3
AA - 0.3
A - 2.5
BBB - 7.6
BB - 1.2
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 46.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 45.0
Bonds - 44.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	4.3
Fidelity Enhanced Small Cap ETF	1.9
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.7
Fidelity Blue Chip Growth ETF	1.5
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.5
NVIDIA Corp	1.4
Microsoft Corp	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915572.100    3257-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class C : FYMCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 51	1.05%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.3
International Equity Funds - 35.5
Bond Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	28.4
Fidelity Sustainable International Equity Fund	14.9
Fidelity International Sustainability Index Fund	13.9
Fidelity Sustainable Core Plus Bond Fund	13.3
Fidelity Sustainable U.S. Equity ETF	11.9
Fidelity Inflation-Protected Bond Index Fund	7.6
Fidelity Sustainable Emerging Markets Equity Fund	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915589.100    6479-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class I : FEYIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.64%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.7
AAA - 0.5
AA - 0.1
A - 0.4
BBB - 1.8
BB - 0.6
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 0.8
Equities - 85.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	16.7
Information Technology	16.3
Industrials	9.7
Consumer Discretionary	8.0
Health Care	7.2
Communication Services	6.4
Consumer Staples	3.8
Materials	2.9
Energy	2.8
Real Estate	1.8
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 84.5
Bonds - 13.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.3
Apple Inc	3.0
Fidelity Blue Chip Growth ETF	2.7
NVIDIA Corp	2.6
Microsoft Corp	2.5
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Alphabet Inc Class A	1.3
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915548.100    1775-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class A : FTAAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.74%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.1
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 41.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.6
Equities - 35.6
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
Fidelity Low Duration Bond ETF	5.2
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.1
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.4
Apple Inc	1.3
Fidelity Blue Chip Growth ETF	1.2
NVIDIA Corp	1.1
37.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915562.100    1961-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class M : FFTMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.05%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.7
AA - 0.1
A - 2.4
BBB - 6.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.8
Equities - 55.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 54.6
Bonds - 39.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.6
US Treasury Bonds	3.7
Fidelity Enhanced Small Cap ETF	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	1.8
NVIDIA Corp	1.7
Microsoft Corp	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Ginnie Mae II Pool	1.3
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915522.100    1769-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class C : FCASX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.64%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.0
AAA - 1.4
AA - 0.1
A - 1.7
BBB - 3.4
BB - 0.8
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 1.1
Equities - 73.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.8
Information Technology	14.0
Industrials	8.5
Consumer Discretionary	7.0
Health Care	6.3
Communication Services	5.8
Consumer Staples	3.2
Energy	2.6
Materials	2.2
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.2
Bonds - 23.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Fidelity Enhanced Small Cap ETF	2.9
Apple Inc	2.6
Fidelity Blue Chip Growth ETF	2.4
NVIDIA Corp	2.2
Microsoft Corp	2.2
US Treasury Bonds	2.0
Amazon.com Inc	1.5
Fidelity Fundamental Small-Mid Cap ETF	1.2
Alphabet Inc Class A	1.2
26.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915534.100    2110-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Health Savings Fund Fidelity® Health Savings Fund Class K : FHLKX

This semi-annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.34%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$60,869,038
Number of Holdings	15
Portfolio Turnover	85%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 32.2
Fixed-Income Funds - 31.2
Bonds - 21.1
Domestic Equity Funds - 7.4
Preferred Stocks - 0.0
Alternative Funds - 0.0
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	15.1
Fidelity Short-Term Bond Fund	10.0
US Treasury Notes	6.8
Fidelity Inflation-Protected Bond Index Fund	6.1
Fidelity Commodity Strategy Central Fund	3.7
US Treasury Bonds	2.1
Fidelity Enhanced Small Cap ETF	1.3
Apple Inc	1.2
Fidelity Blue Chip Growth ETF	1.1
NVIDIA Corp	1.0
48.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915585.100    6048-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
50% Allocation Fund 50% Allocation Fund : FRYBX

This semi-annual shareholder report contains information about 50% Allocation Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
50% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$974,696
Number of Holdings	4
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.8
Domestic Equity Funds - 35.3
International Equity Funds - 15.0
Short-Term Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	39.8
Fidelity Total Market Index Fund	35.3
Fidelity Total International Index Fund	15.0
Fidelity Short-Term Bond Index Fund	9.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915593.100    6498-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class A : FSAAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.90%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.2
AAA - 2.4
AA - 0.2
A - 2.3
BBB - 5.2
BB - 1.1
B - 0.9
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.5
Equities - 62.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.0
Information Technology	12.3
Industrials	7.4
Consumer Discretionary	6.2
Health Care	5.3
Communication Services	5.2
Energy	2.7
Consumer Staples	2.6
Materials	1.9
Real Estate	1.9
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 61.6
Bonds - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.9
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.4
Apple Inc	2.3
Fidelity Blue Chip Growth ETF	2.0
NVIDIA Corp	1.9
Microsoft Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.3
Amazon.com Inc	1.3
Freddie Mac Gold Pool	1.1
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915574.100    1971-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class Z : FIKVX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 27.9
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 31.7
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.1
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
Fidelity Low Duration Bond ETF	4.9
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.0
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.0
Fidelity Hedged Equity ETF	1.0
iShares 20+ Year Treasury Bond ETF	1.0
Apple Inc	1.0
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915543.100    3255-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
30% Allocation Fund 30% Allocation Fund : FMWIX

This semi-annual shareholder report contains information about 30% Allocation Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
30% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$321,302
Number of Holdings	4
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 21.2
Short-Term Funds - 20.0
International Equity Funds - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	49.8
Fidelity Total Market Index Fund	21.2
Fidelity Short-Term Bond Index Fund	20.0
Fidelity Total International Index Fund	9.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915592.100    6497-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class M : FYMMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 27	0.55%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.3
International Equity Funds - 35.5
Bond Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	28.4
Fidelity Sustainable International Equity Fund	14.9
Fidelity International Sustainability Index Fund	13.9
Fidelity Sustainable Core Plus Bond Fund	13.3
Fidelity Sustainable U.S. Equity ETF	11.9
Fidelity Inflation-Protected Bond Index Fund	7.6
Fidelity Sustainable Emerging Markets Equity Fund	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915590.100    6480-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class M : FFNTX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	1.00%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.0
AAA - 3.3
AA - 0.3
A - 2.5
BBB - 7.6
BB - 1.2
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 46.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 45.0
Bonds - 44.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	4.3
Fidelity Enhanced Small Cap ETF	1.9
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.7
Fidelity Blue Chip Growth ETF	1.5
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.5
NVIDIA Corp	1.4
Microsoft Corp	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915570.100    1969-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class Z : FIQBX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.52%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.0
AAA - 1.4
AA - 0.1
A - 1.7
BBB - 3.4
BB - 0.8
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 1.1
Equities - 73.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.8
Information Technology	14.0
Industrials	8.5
Consumer Discretionary	7.0
Health Care	6.3
Communication Services	5.8
Consumer Staples	3.2
Energy	2.6
Materials	2.2
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.2
Bonds - 23.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Fidelity Enhanced Small Cap ETF	2.9
Apple Inc	2.6
Fidelity Blue Chip Growth ETF	2.4
NVIDIA Corp	2.2
Microsoft Corp	2.2
US Treasury Bonds	2.0
Amazon.com Inc	1.5
Fidelity Fundamental Small-Mid Cap ETF	1.2
Alphabet Inc Class A	1.2
26.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915538.100    3260-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Health Savings Fund Fidelity® Health Savings Fund : FHLSX

This semi-annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Fund	$ 22	0.44%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$60,869,038
Number of Holdings	15
Portfolio Turnover	85%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 32.2
Fixed-Income Funds - 31.2
Bonds - 21.1
Domestic Equity Funds - 7.4
Preferred Stocks - 0.0
Alternative Funds - 0.0
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity International Bond Index Fund	15.1
Fidelity Short-Term Bond Fund	10.0
US Treasury Notes	6.8
Fidelity Inflation-Protected Bond Index Fund	6.1
Fidelity Commodity Strategy Central Fund	3.7
US Treasury Bonds	2.1
Fidelity Enhanced Small Cap ETF	1.3
Apple Inc	1.2
Fidelity Blue Chip Growth ETF	1.1
NVIDIA Corp	1.0
48.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915584.100    6046-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 40% Fidelity Asset Manager® 40% : FFANX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 40%	$ 24	0.48%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.0
AAA - 3.3
AA - 0.3
A - 2.5
BBB - 7.6
BB - 1.2
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 46.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 45.0
Bonds - 44.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	4.3
Fidelity Enhanced Small Cap ETF	1.9
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.7
Fidelity Blue Chip Growth ETF	1.5
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.5
NVIDIA Corp	1.4
Microsoft Corp	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915567.100    1958-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class M : FTASX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.14%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.0
AAA - 1.4
AA - 0.1
A - 1.7
BBB - 3.4
BB - 0.8
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 1.1
Equities - 73.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.8
Information Technology	14.0
Industrials	8.5
Consumer Discretionary	7.0
Health Care	6.3
Communication Services	5.8
Consumer Staples	3.2
Energy	2.6
Materials	2.2
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.2
Bonds - 23.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Fidelity Enhanced Small Cap ETF	2.9
Apple Inc	2.6
Fidelity Blue Chip Growth ETF	2.4
NVIDIA Corp	2.2
Microsoft Corp	2.2
US Treasury Bonds	2.0
Amazon.com Inc	1.5
Fidelity Fundamental Small-Mid Cap ETF	1.2
Alphabet Inc Class A	1.2
26.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915535.100    2111-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class I : FAAIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.64%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.0
AAA - 1.4
AA - 0.1
A - 1.7
BBB - 3.4
BB - 0.8
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 1.1
Equities - 73.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.8
Information Technology	14.0
Industrials	8.5
Consumer Discretionary	7.0
Health Care	6.3
Communication Services	5.8
Consumer Staples	3.2
Energy	2.6
Materials	2.2
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.2
Bonds - 23.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Fidelity Enhanced Small Cap ETF	2.9
Apple Inc	2.6
Fidelity Blue Chip Growth ETF	2.4
NVIDIA Corp	2.2
Microsoft Corp	2.2
US Treasury Bonds	2.0
Amazon.com Inc	1.5
Fidelity Fundamental Small-Mid Cap ETF	1.2
Alphabet Inc Class A	1.2
26.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915536.100    2112-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 30% Fidelity Asset Manager® 30% : FTANX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 30%	$ 23	0.47%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.1
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 41.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.6
Equities - 35.6
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
Fidelity Low Duration Bond ETF	5.2
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.1
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.4
Apple Inc	1.3
Fidelity Blue Chip Growth ETF	1.2
NVIDIA Corp	1.1
37.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915561.100    1957-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class C : FFNCX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.50%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.0
AAA - 3.3
AA - 0.3
A - 2.5
BBB - 7.6
BB - 1.2
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 46.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 45.0
Bonds - 44.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	4.3
Fidelity Enhanced Small Cap ETF	1.9
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.7
Fidelity Blue Chip Growth ETF	1.5
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.5
NVIDIA Corp	1.4
Microsoft Corp	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915569.100    1968-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Health Savings Index Fund Fidelity® Health Savings Index Fund : FHSNX

This semi-annual shareholder report contains information about Fidelity® Health Savings Index Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Index Fund	$ 5	0.10%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$28,350,213
Number of Holdings	10
Portfolio Turnover	74%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 41.7
Equities - 39.9
Short-Term Investments and Net Other Assets (Liabilities) - 18.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Bond Index Fund	19.2
Fidelity Total Market Index Fund	18.4
Fidelity International Bond Index Fund	15.0
Fidelity International Index Fund	12.3
Fidelity Short-Term Bond Index Fund	10.0
Fidelity Inflation-Protected Bond Index Fund	6.1
Fidelity Emerging Markets Index Fund	5.5
Fidelity Commodity Strategy Fund	3.7
iShares iBoxx $ High Yield Corporate Bond ETF	1.4
91.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915586.100    6047-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class I : FTIWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.48%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 27.9
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 31.7
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.1
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
Fidelity Low Duration Bond ETF	4.9
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.0
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.0
Fidelity Hedged Equity ETF	1.0
iShares 20+ Year Treasury Bond ETF	1.0
Apple Inc	1.0
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915542.100    1765-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class Z : FIQCX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.53%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.7
AAA - 0.5
AA - 0.1
A - 0.4
BBB - 1.8
BB - 0.6
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 0.8
Equities - 85.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	16.7
Information Technology	16.3
Industrials	9.7
Consumer Discretionary	8.0
Health Care	7.2
Communication Services	6.4
Consumer Staples	3.8
Materials	2.9
Energy	2.8
Real Estate	1.8
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 84.5
Bonds - 13.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.3
Apple Inc	3.0
Fidelity Blue Chip Growth ETF	2.7
NVIDIA Corp	2.6
Microsoft Corp	2.5
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Alphabet Inc Class A	1.3
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915549.100    3261-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 50% Fidelity Asset Manager® 50% : FASMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 50%	$ 25	0.51%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.7
AA - 0.1
A - 2.4
BBB - 6.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.8
Equities - 55.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 54.6
Bonds - 39.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.6
US Treasury Bonds	3.7
Fidelity Enhanced Small Cap ETF	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	1.8
NVIDIA Corp	1.7
Microsoft Corp	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Ginnie Mae II Pool	1.3
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915524.100    314-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 20% Fidelity Asset Manager® 20% : FASIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 20%	$ 23	0.46%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 27.9
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 31.7
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.1
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
Fidelity Low Duration Bond ETF	4.9
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.0
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.0
Fidelity Hedged Equity ETF	1.0
iShares 20+ Year Treasury Bond ETF	1.0
Apple Inc	1.0
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915544.100    328-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 70% Fidelity Advisor Asset Manager® 70% Class A : FAASX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.89%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.0
AAA - 1.4
AA - 0.1
A - 1.7
BBB - 3.4
BB - 0.8
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 1.1
Equities - 73.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.8
Information Technology	14.0
Industrials	8.5
Consumer Discretionary	7.0
Health Care	6.3
Communication Services	5.8
Consumer Staples	3.2
Energy	2.6
Materials	2.2
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.2
Bonds - 23.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Fidelity Enhanced Small Cap ETF	2.9
Apple Inc	2.6
Fidelity Blue Chip Growth ETF	2.4
NVIDIA Corp	2.2
Microsoft Corp	2.2
US Treasury Bonds	2.0
Amazon.com Inc	1.5
Fidelity Fundamental Small-Mid Cap ETF	1.2
Alphabet Inc Class A	1.2
26.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915533.100    2108-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class C : FTCWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.48%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 27.9
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 31.7
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.1
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
Fidelity Low Duration Bond ETF	4.9
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.0
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.0
Fidelity Hedged Equity ETF	1.0
iShares 20+ Year Treasury Bond ETF	1.0
Apple Inc	1.0
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915540.100    1763-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class M : FTDWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.98%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 27.9
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 31.7
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.1
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
Fidelity Low Duration Bond ETF	4.9
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.0
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.0
Fidelity Hedged Equity ETF	1.0
iShares 20+ Year Treasury Bond ETF	1.0
Apple Inc	1.0
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915541.100    1764-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class I : FFIMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.55%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.7
AA - 0.1
A - 2.4
BBB - 6.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.8
Equities - 55.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 54.6
Bonds - 39.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.6
US Treasury Bonds	3.7
Fidelity Enhanced Small Cap ETF	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	1.8
NVIDIA Corp	1.7
Microsoft Corp	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Ginnie Mae II Pool	1.3
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915523.100    1770-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 85% Fidelity Advisor Asset Manager® 85% Class C : FEYCX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.64%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.7
AAA - 0.5
AA - 0.1
A - 0.4
BBB - 1.8
BB - 0.6
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 0.8
Equities - 85.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	16.7
Information Technology	16.3
Industrials	9.7
Consumer Discretionary	8.0
Health Care	7.2
Communication Services	6.4
Consumer Staples	3.8
Materials	2.9
Energy	2.8
Real Estate	1.8
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 84.5
Bonds - 13.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.3
Apple Inc	3.0
Fidelity Blue Chip Growth ETF	2.7
NVIDIA Corp	2.6
Microsoft Corp	2.5
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Alphabet Inc Class A	1.3
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915546.100    1773-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 85% Fidelity Asset Manager® 85% : FAMRX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 85%	$ 29	0.60%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.7
AAA - 0.5
AA - 0.1
A - 0.4
BBB - 1.8
BB - 0.6
B - 0.8
CCC,CC,C - 0.3
D - 0.0
Not Rated - 0.8
Equities - 85.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	16.7
Information Technology	16.3
Industrials	9.7
Consumer Discretionary	8.0
Health Care	7.2
Communication Services	6.4
Consumer Staples	3.8
Materials	2.9
Energy	2.8
Real Estate	1.8
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 84.5
Bonds - 13.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	4.8
Fidelity Enhanced Small Cap ETF	3.3
Apple Inc	3.0
Fidelity Blue Chip Growth ETF	2.7
NVIDIA Corp	2.6
Microsoft Corp	2.5
Amazon.com Inc	1.7
Fidelity Fundamental Small-Mid Cap ETF	1.4
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Alphabet Inc Class A	1.3
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915550.100    347-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class I : FTINX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.1
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 41.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.6
Equities - 35.6
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
Fidelity Low Duration Bond ETF	5.2
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.1
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.4
Apple Inc	1.3
Fidelity Blue Chip Growth ETF	1.2
NVIDIA Corp	1.1
37.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915565.100    1965-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class C : FCANX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.49%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.1
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 41.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.6
Equities - 35.6
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
Fidelity Low Duration Bond ETF	5.2
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.1
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.4
Apple Inc	1.3
Fidelity Blue Chip Growth ETF	1.2
NVIDIA Corp	1.1
37.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915563.100    1963-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
70% Allocation Fund 70% Allocation Fund : FRGAX

This semi-annual shareholder report contains information about 70% Allocation Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
70% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,140,392
Number of Holdings	4
Portfolio Turnover	23%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 49.3
Bond Funds - 24.8
International Equity Funds - 20.9
Short-Term Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Market Index Fund	49.3
Fidelity U.S. Bond Index Fund	24.8
Fidelity Total International Index Fund	20.9
Fidelity Short-Term Bond Index Fund	5.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915594.100    6499-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
85% Allocation Fund 85% Allocation Fund : FRAGX

This semi-annual shareholder report contains information about 85% Allocation Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
85% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,537,458
Number of Holdings	3
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 60.2
International Equity Funds - 24.9
Bond Funds - 14.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Market Index Fund	60.2
Fidelity Total International Index Fund	24.9
Fidelity U.S. Bond Index Fund	14.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915595.100    6501-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class C : FFCMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.55%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.7
AA - 0.1
A - 2.4
BBB - 6.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.8
Equities - 55.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 54.6
Bonds - 39.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.6
US Treasury Bonds	3.7
Fidelity Enhanced Small Cap ETF	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	1.8
NVIDIA Corp	1.7
Microsoft Corp	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Ginnie Mae II Pool	1.3
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915521.100    1768-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 70% Fidelity Asset Manager® 70% : FASGX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 70%	$ 29	0.59%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 13.0
AAA - 1.4
AA - 0.1
A - 1.7
BBB - 3.4
BB - 0.8
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 1.1
Equities - 73.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.8
Information Technology	14.0
Industrials	8.5
Consumer Discretionary	7.0
Health Care	6.3
Communication Services	5.8
Consumer Staples	3.2
Energy	2.6
Materials	2.2
Real Estate	1.7
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.2
Bonds - 23.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Fidelity Enhanced Small Cap ETF	2.9
Apple Inc	2.6
Fidelity Blue Chip Growth ETF	2.4
NVIDIA Corp	2.2
Microsoft Corp	2.2
US Treasury Bonds	2.0
Amazon.com Inc	1.5
Fidelity Fundamental Small-Mid Cap ETF	1.2
Alphabet Inc Class A	1.2
26.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915537.100    321-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class M : FTTNX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.99%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.1
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 41.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.6
Equities - 35.6
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
Fidelity Low Duration Bond ETF	5.2
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.1
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.4
Apple Inc	1.3
Fidelity Blue Chip Growth ETF	1.2
NVIDIA Corp	1.1
37.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915564.100    1964-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 50% Fidelity Advisor Asset Manager® 50% Class A : FFAMX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.80%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 2.7
AA - 0.1
A - 2.4
BBB - 6.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.8
Equities - 55.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 54.6
Bonds - 39.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.6
US Treasury Bonds	3.7
Fidelity Enhanced Small Cap ETF	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	1.8
NVIDIA Corp	1.7
Microsoft Corp	1.6
Fannie Mae Mortgage pass-thru certificates	1.5
Freddie Mac Gold Pool	1.3
Ginnie Mae II Pool	1.3
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915520.100    1766-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class I : FSNIX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.65%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.2
AAA - 2.4
AA - 0.2
A - 2.3
BBB - 5.2
BB - 1.1
B - 0.9
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.5
Equities - 62.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.0
Information Technology	12.3
Industrials	7.4
Consumer Discretionary	6.2
Health Care	5.3
Communication Services	5.2
Energy	2.7
Consumer Staples	2.6
Materials	1.9
Real Estate	1.9
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 61.6
Bonds - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.9
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.4
Apple Inc	2.3
Fidelity Blue Chip Growth ETF	2.0
NVIDIA Corp	1.9
Microsoft Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.3
Amazon.com Inc	1.3
Freddie Mac Gold Pool	1.1
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915577.100    1975-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 60% Fidelity Advisor Asset Manager® 60% Class C : FSCNX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.65%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.2
AAA - 2.4
AA - 0.2
A - 2.3
BBB - 5.2
BB - 1.1
B - 0.9
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.5
Equities - 62.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.0
Information Technology	12.3
Industrials	7.4
Consumer Discretionary	6.2
Health Care	5.3
Communication Services	5.2
Energy	2.7
Consumer Staples	2.6
Materials	1.9
Real Estate	1.9
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 61.6
Bonds - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.9
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.4
Apple Inc	2.3
Fidelity Blue Chip Growth ETF	2.0
NVIDIA Corp	1.9
Microsoft Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.3
Amazon.com Inc	1.3
Freddie Mac Gold Pool	1.1
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915575.100    1973-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 60% Fidelity Asset Manager® 60% : FSANX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 60%	$ 30	0.60%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.2
AAA - 2.4
AA - 0.2
A - 2.3
BBB - 5.2
BB - 1.1
B - 0.9
CCC,CC,C - 0.3
D - 0.0
Not Rated - 1.5
Equities - 62.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	15.0
Information Technology	12.3
Industrials	7.4
Consumer Discretionary	6.2
Health Care	5.3
Communication Services	5.2
Energy	2.7
Consumer Staples	2.6
Materials	1.9
Real Estate	1.9
Utilities	1.5

ASSET ALLOCATION (% of Fund's net assets)

Equities - 61.6
Bonds - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.9
US Treasury Bonds	3.2
Fidelity Enhanced Small Cap ETF	2.4
Apple Inc	2.3
Fidelity Blue Chip Growth ETF	2.0
NVIDIA Corp	1.9
Microsoft Corp	1.8
Fannie Mae Mortgage pass-thru certificates	1.3
Amazon.com Inc	1.3
Freddie Mac Gold Pool	1.1
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915573.100    1959-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Sustainable Multi-Asset Fund Fidelity Advisor® Sustainable Multi-Asset Fund Class I : FYMIX

This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 2	0.05%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.3
International Equity Funds - 35.5
Bond Funds - 24.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity U.S. Sustainability Index Fund	28.4
Fidelity Sustainable International Equity Fund	14.9
Fidelity International Sustainability Index Fund	13.9
Fidelity Sustainable Core Plus Bond Fund	13.3
Fidelity Sustainable U.S. Equity ETF	11.9
Fidelity Inflation-Protected Bond Index Fund	7.6
Fidelity Sustainable Emerging Markets Equity Fund	6.7
Fidelity Long-Term Treasury Bond Index Fund	3.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915591.100    6481-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 30% Fidelity Advisor Asset Manager® 30% Class Z : FIKWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.44%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.1
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 41.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.6
Equities - 35.6
Short-Term Investments and Net Other Assets (Liabilities) - 9.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
Fidelity Low Duration Bond ETF	5.2
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.1
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.4
Apple Inc	1.3
Fidelity Blue Chip Growth ETF	1.2
NVIDIA Corp	1.1
37.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915566.100    3256-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 40% Fidelity Advisor Asset Manager® 40% Class A : FFNAX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.75%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.0
AAA - 3.3
AA - 0.3
A - 2.5
BBB - 7.6
BB - 1.2
B - 1.1
CCC,CC,C - 0.2
D - 0.0
Not Rated - 2.0
Equities - 46.0
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Equities - 45.0
Bonds - 44.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.2
US Treasury Bonds	4.3
Fidelity Enhanced Small Cap ETF	1.9
Fannie Mae Mortgage pass-thru certificates	1.8
Apple Inc	1.7
Fidelity Blue Chip Growth ETF	1.5
Freddie Mac Gold Pool	1.5
Ginnie Mae II Pool	1.5
NVIDIA Corp	1.4
Microsoft Corp	1.3
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915568.100    1966-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Asset Manager® 20% Fidelity Advisor Asset Manager® 20% Class A : FTAWX

This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.73%
Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%
What did the Fund invest in?
(as of March 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 27.9
AAA - 3.8
AA - 0.4
A - 3.0
BBB - 8.4
BB - 1.2
B - 1.1
CCC,CC,C - 0.3
D - 0.0
Not Rated - 2.1
Equities - 31.7
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bonds - 54.1
Equities - 25.8
Short-Term Investments and Net Other Assets (Liabilities) - 20.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
Fidelity Low Duration Bond ETF	4.9
US Treasury Bonds	4.8
Fannie Mae Mortgage pass-thru certificates	2.0
Freddie Mac Gold Pool	1.7
Ginnie Mae II Pool	1.7
Fidelity Enhanced Small Cap ETF	1.0
Fidelity Hedged Equity ETF	1.0
iShares 20+ Year Treasury Bond ETF	1.0
Apple Inc	1.0
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915539.100    1761-TSRS-0525

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%

Semi-Annual Report
March 31, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Asset Manager® 20%
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 48.1%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	487,032	41,777,640
Fidelity Floating Rate Central Fund (b)	434,952	41,907,635
Fidelity High Income Central Fund (b)	397,559	42,284,375
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,272,266	115,547,203
Fidelity International Credit Central Fund (b)	173,945	14,287,851
Fidelity Investment Grade Bond Central Fund (b)	23,278,685	2,293,416,090
iShares 20+ Year Treasury Bond ETF	583,533	53,119,009
TOTAL BOND FUNDS (Cost $2,643,424,017)		2,602,339,803

Domestic Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	1,168,881	46,720,174
Fidelity Commodity Strategy Central Fund (b)	294,563	28,298,630
Fidelity Enhanced Large Cap Value ETF (c)	404,981	12,449,116
Fidelity Enhanced Mid Cap ETF (c)	619,601	19,418,295
Fidelity Enhanced Small Cap ETF (c)(d)	1,903,325	56,110,021
Fidelity Fundamental Small-Mid Cap ETF (c)	979,522	24,723,135
Fidelity Hedged Equity ETF (c)	2,035,121	53,682,829
Fidelity Real Estate Equity Central Fund (b)	188,148	25,979,423
Fidelity U.S. Equity Central Fund (b)	5,065,962	649,000,366
TOTAL DOMESTIC EQUITY FUNDS (Cost $475,510,301)		916,381,989

International Equity Funds - 9.1%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	736,899	164,387,335
Fidelity International Equity Central Fund (b)	3,027,232	328,817,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $366,906,868)		493,205,288

Short-Term Funds - 4.9%
	Shares	Value ($)
Fidelity Low Duration Bond ETF (c) (Cost $265,795,854)	5,300,837	266,685,109

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (f)	4.25 to 4.27	920,000	919,023
US Treasury Bills 0% 4/17/2025 (f)	4.24 to 4.26	3,720,000	3,712,958
US Treasury Bills 0% 4/24/2025 (f)	4.26	50,000	49,865
US Treasury Bills 0% 4/3/2025 (f)	4.26	720,000	719,830
US Treasury Bills 0% 6/20/2025 (f)	4.23	6,470,000	6,409,603
US Treasury Bills 0% 6/26/2025 (f)	4.24	190,000	188,096
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,999,675)			11,999,375

Money Market Funds - 21.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	1,141,549,307	1,141,777,617
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	3,025	3,025
TOTAL MONEY MARKET FUNDS (Cost $1,141,780,642)			1,141,780,642

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,905,417,357)	5,432,392,206
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(15,013,710)
NET ASSETS - 100.0%	5,417,378,496

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	223	Jun 2025	26,941,745	(958,938)	(958,938)
ICE MSCI Emerging Markets Index Contracts (United States)	523	Jun 2025	29,047,420	(517,251)	(517,251)

TOTAL EQUITY CONTRACTS					(1,476,189)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	498	Jun 2025	55,386,938	1,185,708	1,185,708

TOTAL PURCHASED					(290,481)

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	652	Jun 2025	184,295,950	1,275,805	1,275,805

TOTAL FUTURES CONTRACTS					985,324
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 3.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,999,375.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	860,722,037	531,897,174	250,841,594	21,496,817	-	-	1,141,777,617	1,141,549,307	2.0%
Fidelity Commodity Strategy Central Fund	25,418,364	3,510,087	2,257,748	768,080	(354,499)	1,982,426	28,298,630	294,563	10.8%
Fidelity Emerging Markets Debt Local Currency Central Fund	43,022,098	2,341,895	-	2,341,895	-	(3,586,353)	41,777,640	487,032	15.2%
Fidelity Emerging Markets Equity Central Fund	168,258,195	12,882,925	11,487,677	1,063,910	317,815	(5,583,923)	164,387,335	736,899	6.6%
Fidelity Floating Rate Central Fund	40,371,651	5,586,482	3,391,590	1,839,065	(26,983)	(631,925)	41,907,635	434,952	2.6%
Fidelity High Income Central Fund	41,164,371	5,249,932	3,391,587	1,502,518	(2,127)	(736,214)	42,284,375	397,559	2.9%
Fidelity Inflation-Protected Bond Index Central Fund	53,372,233	68,497,819	7,136,279	1,858,293	(194,152)	1,007,582	115,547,203	1,272,266	15.2%
Fidelity International Credit Central Fund	13,991,436	1,654,954	1,130,555	405,789	(121,331)	(106,653)	14,287,851	173,945	14.8%
Fidelity International Equity Central Fund	351,904,473	31,810,381	46,159,961	4,569,382	2,889,419	(11,626,359)	328,817,953	3,027,232	5.8%
Fidelity Investment Grade Bond Central Fund	2,420,435,393	386,147,469	458,919,824	52,091,230	(33,047,214)	(21,199,734)	2,293,416,090	23,278,685	5.6%
Fidelity Real Estate Equity Central Fund	26,706,107	2,809,932	2,261,049	311,664	18,335	(1,293,902)	25,979,423	188,148	2.7%
Fidelity Securities Lending Cash Central Fund	49,500	163,452,660	163,499,135	6,817	-	-	3,025	3,025	0.0%
Fidelity U.S. Equity Central Fund	901,404,998	142,779,033	307,054,938	69,819,926	79,876,183	(168,004,910)	649,000,366	5,065,962	4.1%
Total	4,946,820,856	1,358,620,743	1,257,531,937	158,075,386	49,355,446	(209,779,965)	4,887,485,143	1,176,909,575

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	56,150,428	1,785,929	-	(275,582)	(7,368,743)	46,720,174	1,168,881
Fidelity Enhanced Large Cap Value ETF	-	14,207,403	1,903,310	59,393	26,769	118,254	12,449,116	404,981
Fidelity Enhanced Mid Cap ETF	21,646,028	48,117,280	47,229,556	161,438	(2,358,573)	(756,884)	19,418,295	619,601
Fidelity Enhanced Small Cap ETF	29,105,344	88,424,623	51,267,503	460,312	(4,798,516)	(5,353,927)	56,110,021	1,903,325
Fidelity Fundamental Small-Mid Cap ETF	-	28,278,539	1,473,336	45,532	(121,890)	(1,960,178)	24,723,135	979,522
Fidelity Hedged Equity ETF	68,812,762	-	13,979,802	253,744	1,125,700	(2,275,831)	53,682,829	2,035,121
Fidelity Low Duration Bond ETF	267,427,225	-	-	6,626,046	-	(742,116)	266,685,109	5,300,837
	386,991,359	235,178,273	117,639,436	7,606,465	(6,402,092)	(18,339,425)	479,788,679	12,412,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,602,339,803	2,602,339,803	-	-

Domestic Equity Funds	916,381,989	916,381,989	-	-

International Equity Funds	493,205,288	493,205,288	-	-

Short-Term Funds	266,685,109	266,685,109	-	-

U.S. Treasury Obligations	11,999,375	-	11,999,375	-

Money Market Funds	1,141,780,642	1,141,780,642	-	-
Total Investments in Securities:	5,432,392,206	5,420,392,831	11,999,375	-
Derivative Instruments:

Assets
Futures Contracts	2,461,513	2,461,513	-	-
Total Assets	2,461,513	2,461,513	-	-

Liabilities
Futures Contracts	(1,476,189)	(1,476,189)	-	-
Total Liabilities	(1,476,189)	(1,476,189)	-	-
Total Derivative Instruments:	985,324	985,324	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,275,805	(1,476,189)
Total Equity Risk	1,275,805	(1,476,189)
Interest Rate Risk
Futures Contracts (a)	1,185,708	0
Total Interest Rate Risk	1,185,708	0
Total Value of Derivatives	2,461,513	(1,476,189)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 20%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,948) - See accompanying schedule:
Unaffiliated issuers (cost $67,755,435)	$65,118,384
Fidelity Central Funds (cost $4,349,180,302)	4,887,485,143
Other affiliated issuers (cost $488,481,620)	479,788,679

Total Investment in Securities (cost $4,905,417,357)		$5,432,392,206
Receivable for investments sold		34,212,559
Receivable for fund shares sold		12,039,796
Dividends receivable		1,012,460
Distributions receivable from Fidelity Central Funds		4,092,654
Prepaid expenses		2,291
Total assets		5,483,751,966
Liabilities
Payable for investments purchased	$58,253,428
Payable for fund shares redeemed	4,849,040
Accrued management fee	1,908,380
Distribution and service plan fees payable	32,699
Payable for daily variation margin on futures contracts	1,301,224
Other payables and accrued expenses	25,674
Collateral on securities loaned	3,025
Total liabilities		66,373,470
Net Assets		$5,417,378,496
Net Assets consist of:
Paid in capital		$5,194,749,417
Total accumulated earnings (loss)		222,629,079
Net Assets		$5,417,378,496

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($49,094,421 ÷ 3,605,219 shares)(a)		$13.62
Maximum offering price per share (100/94.25 of $13.62)		$14.45
Class M :
Net Asset Value and redemption price per share ($27,126,328 ÷ 1,997,793 shares)(a)		$13.58
Maximum offering price per share (100/96.50 of $13.58)		$14.07
Class C :
Net Asset Value and offering price per share ($12,788,695 ÷ 949,797 shares)(a)(b)		$13.46
Asset Manager 20% :
Net Asset Value, offering price and redemption price per share ($2,982,159,366 ÷ 218,595,192 shares)		$13.64
Class I :
Net Asset Value, offering price and redemption price per share ($16,947,153 ÷ 1,241,660 shares)		$13.65
Class Z :
Net Asset Value, offering price and redemption price per share ($2,329,262,533 ÷ 170,830,630 shares)		$13.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends (including $7,606,465 earned from affiliated issuers)		$8,536,953
Interest		342,262
Income from Fidelity Central Funds (including $6,817 from security lending)		92,982,759
Total income		101,861,974
Expenses
Management fee	$12,676,346
Distribution and service plan fees	201,608
Custodian fees and expenses	12,475
Independent trustees' fees and expenses	7,190
Registration fees	48,841
Audit fees	17,361
Legal	3,589
Miscellaneous	10,412
Total expenses before reductions	12,977,822
Expense reductions	(735,280)
Total expenses after reductions		12,242,542
Net Investment income (loss)		89,619,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	450
Fidelity Central Funds	49,355,446
Other affiliated issuers	(6,402,092)
Futures contracts	(602,975)
Capital gain distributions from Fidelity Central Funds	65,092,627
Total net realized gain (loss)		107,443,456
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,503,956)
Fidelity Central Funds	(209,779,965)
Other affiliated issuers	(18,339,425)
Futures contracts	9,492,426
Total change in net unrealized appreciation (depreciation)		(221,130,920)
Net gain (loss)		(113,687,464)
Net increase (decrease) in net assets resulting from operations		$(24,068,032)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,619,432	$180,771,003
Net realized gain (loss)	107,443,456	20,367,485
Change in net unrealized appreciation (depreciation)	(221,130,920)	482,648,059
Net increase (decrease) in net assets resulting from operations	(24,068,032)	683,786,547
Distributions to shareholders	(97,075,318)	(181,501,111)

Share transactions - net increase (decrease)	156,859,781	(353,692,025)
Total increase (decrease) in net assets	35,716,431	148,593,411

Net Assets
Beginning of period	5,381,662,065	5,233,068,654
End of period	$5,417,378,496	$5,381,662,065

Financial Highlights
Fidelity Advisor Asset Manager® 20% Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.93	$12.67	$12.81	$14.74	$14.00	$13.51
Income from Investment Operations
Net investment income (loss) A,B	.21	.41	.36	.23	.14	.18
Net realized and unrealized gain (loss)	(.30)	1.26	.16	(1.93)	.82	.62
Total from investment operations	(.09)	1.67	.52	(1.70)	.96	.80
Distributions from net investment income	(.22)	(.41)	(.40)	(.19)	(.11)	(.19)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.22) C	(.41)	(.66)	(.23) C	(.22) C	(.31) C
Net asset value, end of period	$13.62	$13.93	$12.67	$12.81	$14.74	$14.00
Total Return D,E,F	(.62) %	13.42%	4.07%	(11.71)%	6.91%	6.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.78%	.82%	.81%	.81%	.82%
Expenses net of fee waivers, if any	.73 % I	.77%	.81%	.81%	.81%	.82%
Expenses net of all reductions	.73% I	.77%	.81%	.81%	.81%	.82%
Net investment income (loss)	3.02% I	3.10%	2.80%	1.61%	.97%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$49,094	$52,099	$53,119	$56,979	$62,957	$50,633
Portfolio turnover rate J	41 % I	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.89	$12.63	$12.77	$14.70	$13.97	$13.48
Income from Investment Operations
Net investment income (loss) A,B	.19	.38	.33	.19	.10	.15
Net realized and unrealized gain (loss)	(.29)	1.26	.16	(1.92)	.82	.62
Total from investment operations	(.10)	1.64	.49	(1.73)	.92	.77
Distributions from net investment income	(.20)	(.38)	(.37)	(.16)	(.07)	(.15)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.21)	(.38)	(.63)	(.20) C	(.19)	(.28)
Net asset value, end of period	$13.58	$13.89	$12.63	$12.77	$14.70	$13.97
Total Return D,E,F	(.75) %	13.16%	3.84%	(11.94)%	6.60%	5.79%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.03%	1.06%	1.06%	1.07%	1.08%
Expenses net of fee waivers, if any	.98 % I	1.02%	1.06%	1.06%	1.07%	1.07%
Expenses net of all reductions	.98% I	1.02%	1.06%	1.06%	1.07%	1.07%
Net investment income (loss)	2.77% I	2.85%	2.55%	1.36%	.72%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$27,126	$28,979	$28,202	$27,193	$31,762	$27,366
Portfolio turnover rate J	41 % I	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.77	$12.53	$12.67	$14.61	$13.91	$13.43
Income from Investment Operations
Net investment income (loss) A,B	.15	.31	.26	.12	.03	.08
Net realized and unrealized gain (loss)	(.29)	1.24	.16	(1.92)	.82	.61
Total from investment operations	(.14)	1.55	.42	(1.80)	.85	.69
Distributions from net investment income	(.16)	(.31)	(.30)	(.11)	(.03)	(.09)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.17)	(.31)	(.56)	(.14)	(.15)	(.21) C
Net asset value, end of period	$13.46	$13.77	$12.53	$12.67	$14.61	$13.91
Total Return D,E,F	(1.01) %	12.52%	3.35%	(12.41)%	6.10%	5.22%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.50% I	1.52%	1.57%	1.57%	1.57%	1.58%
Expenses net of fee waivers, if any	1.48 % I	1.51%	1.57%	1.57%	1.57%	1.58%
Expenses net of all reductions	1.48% I	1.51%	1.57%	1.57%	1.57%	1.58%
Net investment income (loss)	2.27% I	2.36%	2.05%	.85%	.22%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$12,789	$13,991	$16,531	$19,557	$25,804	$24,940
Portfolio turnover rate J	41 % I	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 20%

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.95	$12.69	$12.83	$14.76	$14.02	$13.54
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.40	.27	.19	.23
Net realized and unrealized gain (loss)	(.30)	1.26	.16	(1.93)	.82	.61
Total from investment operations	(.07)	1.71	.56	(1.66)	1.01	.84
Distributions from net investment income	(.23)	(.45)	(.44)	(.24)	(.15)	(.23)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.24)	(.45)	(.70)	(.27)	(.27)	(.36)
Net asset value, end of period	$13.64	$13.95	$12.69	$12.83	$14.76	$14.02
Total Return C,D	(.49) %	13.74%	4.40%	(11.41)%	7.24%	6.29%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.48% G	.49%	.51%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.46 % G	.48%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.46% G	.48%	.51%	.50%	.50%	.50%
Net investment income (loss)	3.29% G	3.39%	3.11%	1.92%	1.29%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$2,982,159	$3,170,882	$3,329,197	$3,734,894	$4,723,410	$5,377,374
Portfolio turnover rate H	41 % G	24%	28%	22%	25%	25%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.96	$12.69	$12.83	$14.76	$14.02	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.22	.45	.40	.26	.18	.22
Net realized and unrealized gain (loss)	(.29)	1.27	.15	(1.93)	.82	.61
Total from investment operations	(.07)	1.72	.55	(1.67)	1.00	.83
Distributions from net investment income	(.23)	(.45)	(.43)	(.23)	(.14)	(.22)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.24)	(.45)	(.69)	(.26)	(.26)	(.34) C
Net asset value, end of period	$13.65	$13.96	$12.69	$12.83	$14.76	$14.02
Total Return D,E	(.50) %	13.76%	4.33%	(11.46)%	7.17%	6.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.52%	.55%	.55%	.55%	.58%
Expenses net of fee waivers, if any	.48 % H	.51%	.55%	.55%	.55%	.57%
Expenses net of all reductions	.48% H	.51%	.55%	.55%	.55%	.57%
Net investment income (loss)	3.27% H	3.36%	3.06%	1.87%	1.24%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$16,947	$17,984	$20,594	$28,182	$31,374	$32,445
Portfolio turnover rate I	41 % H	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 20% Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.95	$12.68	$12.82	$14.76	$14.02	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.41	.27	.19	.23
Net realized and unrealized gain (loss)	(.31)	1.28	.15	(1.93)	.82	.62
Total from investment operations	(.08)	1.73	.56	(1.66)	1.01	.85
Distributions from net investment income	(.24)	(.46)	(.44)	(.24)	(.16)	(.24)
Distributions from net realized gain	(.01)	-	(.26)	(.03)	(.12)	(.13)
Total distributions	(.24) C	(.46)	(.70)	(.28) C	(.27) C	(.36) C
Net asset value, end of period	$13.63	$13.95	$12.68	$12.82	$14.76	$14.02
Total Return D,E	(.54) %	13.85%	4.42%	(11.45)%	7.27%	6.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.42 % H	.45%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.42% H	.45%	.47%	.47%	.47%	.48%
Net investment income (loss)	3.32% H	3.41%	3.14%	1.95%	1.31%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,329,263	$2,097,727	$1,785,426	$1,566,447	$1,485,829	$18,177
Portfolio turnover rate I	41 % H	24%	28%	22%	25%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 30%
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	185,767	15,935,098
Fidelity Floating Rate Central Fund (b)	157,508	15,175,884
Fidelity High Income Central Fund (b)	142,932	15,202,298
Fidelity Inflation-Protected Bond Index Central Fund (b)	461,038	41,871,487
Fidelity International Credit Central Fund (b)	62,237	5,112,123
Fidelity Investment Grade Bond Central Fund (b)	8,438,688	831,379,560
iShares 20+ Year Treasury Bond ETF	219,719	20,001,021
TOTAL BOND FUNDS (Cost $1,005,720,408)		944,677,471

Domestic Equity Funds - 22.0%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	569,253	22,753,042
Fidelity Commodity Strategy Central Fund (b)	106,751	10,255,558
Fidelity Enhanced Large Cap Value ETF (c)	197,094	6,058,669
Fidelity Enhanced Mid Cap ETF (c)	306,441	9,603,861
Fidelity Enhanced Small Cap ETF (c)	930,531	27,432,054
Fidelity Fundamental Small-Mid Cap ETF (c)	476,750	12,033,170
Fidelity Hedged Equity ETF (c)	718,553	18,954,135
Fidelity Real Estate Equity Central Fund (b)	69,153	9,548,685
Fidelity U.S. Equity Central Fund (b)	2,446,010	313,358,337
TOTAL DOMESTIC EQUITY FUNDS (Cost $246,324,448)		429,997,511

International Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	398,199	88,830,172
Fidelity International Equity Central Fund (b)	1,662,412	180,571,158
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $206,522,452)		269,401,330

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Low Duration Bond ETF (c) (Cost $102,291,436)	2,040,024	102,633,607

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (e)	4.25 to 4.27	430,000	429,543
US Treasury Bills 0% 4/17/2025 (e)	4.24 to 4.26	1,130,000	1,127,861
US Treasury Bills 0% 4/24/2025 (e)	4.26	20,000	19,946
US Treasury Bills 0% 4/3/2025 (e)	4.26	220,000	219,948
US Treasury Bills 0% 6/20/2025 (e)	4.23	1,310,000	1,297,771
US Treasury Bills 0% 6/26/2025 (e)	4.24	150,000	148,497
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,243,639)			3,243,566

Money Market Funds - 10.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $212,218,836)	4.32	212,176,401	212,218,836

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,776,321,219)	1,962,172,321
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(5,305,130)
NET ASSETS - 100.0%	1,956,867,191

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	35	Jun 2025	4,228,525	(150,939)	(150,939)
ICE MSCI Emerging Markets Index Contracts (United States)	76	Jun 2025	4,221,040	88	88

TOTAL EQUITY CONTRACTS					(150,851)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	169	Jun 2025	18,795,969	402,379	402,379

TOTAL PURCHASED					251,528

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	188	Jun 2025	53,140,550	366,579	366,579

TOTAL FUTURES CONTRACTS					618,107
The notional amount of futures purchased as a percentage of Net Assets is 1.4%
The notional amount of futures sold as a percentage of Net Assets is 2.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,243,566.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	126,371,414	155,598,056	69,750,634	3,281,316	-	-	212,218,836	212,176,401	0.4%
Fidelity Commodity Strategy Central Fund	9,593,265	767,334	654,241	285,039	(114,534)	663,734	10,255,558	106,751	3.9%
Fidelity Emerging Markets Debt Local Currency Central Fund	16,409,767	893,261	-	893,261	-	(1,367,930)	15,935,098	185,767	5.8%
Fidelity Emerging Markets Equity Central Fund	94,227,829	2,596,963	4,947,714	584,804	112,842	(3,159,748)	88,830,172	398,199	3.6%
Fidelity Floating Rate Central Fund	15,318,158	1,073,971	982,895	673,659	(3,021)	(230,329)	15,175,884	157,508	0.9%
Fidelity High Income Central Fund	15,510,240	946,570	982,893	546,259	1,641	(273,260)	15,202,298	142,932	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	20,093,789	23,501,490	1,971,576	697,713	(49,050)	296,834	41,871,487	461,038	5.5%
Fidelity International Credit Central Fund	5,244,491	283,841	327,634	150,400	(37,469)	(51,106)	5,112,123	62,237	5.3%
Fidelity International Equity Central Fund	195,892,975	7,136,020	17,217,409	2,542,259	1,744,614	(6,985,042)	180,571,158	1,662,412	3.2%
Fidelity Investment Grade Bond Central Fund	920,160,152	87,658,229	155,423,866	19,129,528	(15,283,121)	(5,731,834)	831,379,560	8,438,688	2.0%
Fidelity Real Estate Equity Central Fund	9,191,761	1,467,454	644,692	118,446	14,012	(479,850)	9,548,685	69,153	1.0%
Fidelity Securities Lending Cash Central Fund	3,119,900	89,925,880	93,045,780	9,887	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	456,516,016	43,570,431	143,919,580	34,515,905	46,253,744	(89,062,274)	313,358,337	2,446,010	2.0%
Total	1,887,649,757	415,419,500	489,868,914	63,428,476	32,639,658	(106,380,805)	1,739,459,196	226,307,096

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	26,978,204	587,289	-	(95,208)	(3,542,665)	22,753,042	569,253
Fidelity Enhanced Large Cap Value ETF	-	6,658,155	666,368	28,667	9,331	57,551	6,058,669	197,094
Fidelity Enhanced Mid Cap ETF	8,340,792	19,727,308	17,208,332	68,400	(851,920)	(403,987)	9,603,861	306,441
Fidelity Enhanced Small Cap ETF	10,960,446	38,832,199	18,009,270	207,374	(1,708,464)	(2,642,857)	27,432,054	930,531
Fidelity Fundamental Small-Mid Cap ETF	-	13,305,922	294,059	21,977	(25,228)	(953,465)	12,033,170	476,750
Fidelity Hedged Equity ETF	26,297,441	-	6,970,548	93,106	564,955	(937,713)	18,954,135	718,553
Fidelity Low Duration Bond ETF	102,919,211	-	-	2,550,030	-	(285,604)	102,633,607	2,040,024
	148,517,890	105,501,788	43,735,866	2,969,554	(2,106,534)	(8,708,740)	199,468,538	5,238,646

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	944,677,471	944,677,471	-	-

Domestic Equity Funds	429,997,511	429,997,511	-	-

International Equity Funds	269,401,330	269,401,330	-	-

Short-Term Funds	102,633,607	102,633,607	-	-

U.S. Treasury Obligations	3,243,566	-	3,243,566	-

Money Market Funds	212,218,836	212,218,836	-	-
Total Investments in Securities:	1,962,172,321	1,958,928,755	3,243,566	-
Derivative Instruments:

Assets
Futures Contracts	769,046	769,046	-	-
Total Assets	769,046	769,046	-	-

Liabilities
Futures Contracts	(150,939)	(150,939)	-	-
Total Liabilities	(150,939)	(150,939)	-	-
Total Derivative Instruments:	618,107	618,107	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	366,667	(150,939)
Total Equity Risk	366,667	(150,939)
Interest Rate Risk
Futures Contracts (a)	402,379	0
Total Interest Rate Risk	402,379	0
Total Value of Derivatives	769,046	(150,939)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 30%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,194,397)	$23,244,587
Fidelity Central Funds (cost $1,547,634,408)	1,739,459,196
Other affiliated issuers (cost $204,492,414)	199,468,538

Total Investment in Securities (cost $1,776,321,219)		$1,962,172,321
Receivable for investments sold		11,029,638
Receivable for fund shares sold		9,010,960
Dividends receivable		389,644
Distributions receivable from Fidelity Central Funds		745,584
Prepaid expenses		873
Total assets		1,983,349,020
Liabilities
Payable for investments purchased	$24,694,748
Payable for fund shares redeemed	671,563
Accrued management fee	727,960
Distribution and service plan fees payable	38,100
Payable for daily variation margin on futures contracts	323,168
Other payables and accrued expenses	26,290
Total liabilities		26,481,829
Net Assets		$1,956,867,191
Net Assets consist of:
Paid in capital		$1,826,282,292
Total accumulated earnings (loss)		130,584,899
Net Assets		$1,956,867,191

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($72,333,998 ÷ 6,082,589 shares)(a)		$11.89
Maximum offering price per share (100/94.25 of $11.89)		$12.62
Class M :
Net Asset Value and redemption price per share ($21,230,122 ÷ 1,790,024 shares)(a)		$11.86
Maximum offering price per share (100/96.50 of $11.86)		$12.29
Class C :
Net Asset Value and offering price per share ($16,299,974 ÷ 1,389,325 shares)(a)		$11.73
Asset Manager 30% :
Net Asset Value, offering price and redemption price per share ($1,263,934,522 ÷ 106,366,352 shares)		$11.88
Class I :
Net Asset Value, offering price and redemption price per share ($26,246,188 ÷ 2,208,028 shares)		$11.89
Class Z :
Net Asset Value, offering price and redemption price per share ($556,822,387 ÷ 46,875,499 shares)		$11.88
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends (including $2,969,554 earned from affiliated issuers)		$3,319,703
Interest		120,675
Income from Fidelity Central Funds (including $9,887 from security lending)		31,251,458
Total income		34,691,836
Expenses
Management fee	$4,826,582
Distribution and service plan fees	234,089
Custodian fees and expenses	13,555
Independent trustees' fees and expenses	2,670
Registration fees	36,497
Audit fees	17,267
Legal	1,504
Miscellaneous	3,907
Total expenses before reductions	5,136,071
Expense reductions	(279,985)
Total expenses after reductions		4,856,086
Net Investment income (loss)		29,835,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33,054)
Fidelity Central Funds	32,639,658
Other affiliated issuers	(2,106,534)
Futures contracts	(1,100,527)
Capital gain distributions from Fidelity Central Funds	32,177,018
Total net realized gain (loss)		61,576,561
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(919,411)
Fidelity Central Funds	(106,380,805)
Other affiliated issuers	(8,708,740)
Futures contracts	4,086,955
Total change in net unrealized appreciation (depreciation)		(111,922,001)
Net gain (loss)		(50,345,440)
Net increase (decrease) in net assets resulting from operations		$(20,509,690)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,835,750	$60,219,520
Net realized gain (loss)	61,576,561	16,627,238
Change in net unrealized appreciation (depreciation)	(111,922,001)	222,740,260
Net increase (decrease) in net assets resulting from operations	(20,509,690)	299,587,018
Distributions to shareholders	(33,661,479)	(60,747,136)

Share transactions - net increase (decrease)	(39,091,779)	(177,514,572)
Total increase (decrease) in net assets	(93,262,948)	61,325,310

Net Assets
Beginning of period	2,050,130,139	1,988,804,829
End of period	$1,956,867,191	$2,050,130,139

Financial Highlights
Fidelity Advisor Asset Manager® 30% Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$10.84	$10.80	$12.77	$11.80	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.16	.31	.28	.20	.14	.16
Net realized and unrealized gain (loss)	(.30)	1.38	.33	(1.95)	1.03	.71
Total from investment operations	(.14)	1.69	.61	(1.75)	1.17	.87
Distributions from net investment income	(.18)	(.31)	(.31)	(.18)	(.09)	(.17)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.19)	(.31)	(.57)	(.22)	(.20)	(.31)
Net asset value, end of period	$11.89	$12.22	$10.84	$10.80	$12.77	$11.80
Total Return C,D,E	(1.18) %	15.84%	5.74%	(13.89)%	9.98%	7.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.79%	.82%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.74 % H	.78%	.82%	.82%	.82%	.82%
Expenses net of all reductions	.74% H	.78%	.82%	.82%	.82%	.82%
Net investment income (loss)	2.73% H	2.71%	2.51%	1.66%	1.10%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$72,334	$73,906	$69,350	$71,633	$77,502	$50,625
Portfolio turnover rate I	31 % H	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.81	$10.77	$12.75	$11.77	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.15	.28	.25	.17	.11	.13
Net realized and unrealized gain (loss)	(.31)	1.38	.34	(1.95)	1.04	.70
Total from investment operations	(.16)	1.66	.59	(1.78)	1.15	.83
Distributions from net investment income	(.16)	(.28)	(.29)	(.15)	(.07)	(.14)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.17)	(.28)	(.55)	(.20) C	(.17) C	(.28)
Net asset value, end of period	$11.86	$12.19	$10.81	$10.77	$12.75	$11.77
Total Return D,E,F	(1.30) %	15.59%	5.49%	(14.20)%	9.84%	7.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.05%	1.07%	1.08%	1.08%	1.08%
Expenses net of fee waivers, if any	.99 % I	1.04%	1.07%	1.08%	1.08%	1.08%
Expenses net of all reductions	.99% I	1.04%	1.07%	1.08%	1.08%	1.08%
Net investment income (loss)	2.48% I	2.46%	2.26%	1.41%	.84%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$21,230	$22,776	$21,274	$22,364	$26,218	$20,329
Portfolio turnover rate J	31 % I	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$10.70	$10.66	$12.64	$11.71	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.12	.22	.19	.11	.04	.07
Net realized and unrealized gain (loss)	(.30)	1.37	.34	(1.94)	1.03	.70
Total from investment operations	(.18)	1.59	.53	(1.83)	1.07	.77
Distributions from net investment income	(.14)	(.23)	(.23)	(.11)	(.03)	(.08)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.15)	(.23)	(.49)	(.15)	(.14)	(.22)
Net asset value, end of period	$11.73	$12.06	$10.70	$10.66	$12.64	$11.71
Total Return C,D,E	(1.54) %	14.98%	5.00%	(14.62)%	9.17%	7.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.52% H	1.54%	1.58%	1.58%	1.59%	1.59%
Expenses net of fee waivers, if any	1.49 % H	1.53%	1.58%	1.58%	1.59%	1.59%
Expenses net of all reductions	1.49% H	1.53%	1.58%	1.58%	1.59%	1.59%
Net investment income (loss)	1.98% H	1.96%	1.74%	.90%	.33%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$16,300	$18,592	$20,534	$24,169	$31,949	$27,496
Portfolio turnover rate I	31 % H	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 30%

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.83	$10.79	$12.77	$11.79	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.18	.35	.31	.24	.18	.20
Net realized and unrealized gain (loss)	(.31)	1.38	.34	(1.96)	1.04	.69
Total from investment operations	(.13)	1.73	.65	(1.72)	1.22	.89
Distributions from net investment income	(.19)	(.35)	(.35)	(.22)	(.14)	(.20)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.20)	(.35)	(.61)	(.26)	(.24) C	(.34)
Net asset value, end of period	$11.88	$12.21	$10.83	$10.79	$12.77	$11.79
Total Return D,E	(1.04) %	16.20%	6.07%	(13.71)%	10.43%	8.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.50%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.47 % H	.49%	.52%	.51%	.52%	.52%
Expenses net of all reductions	.47% H	.49%	.52%	.51%	.52%	.52%
Net investment income (loss)	3.00% H	3.00%	2.80%	1.97%	1.40%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,263,935	$1,375,227	$1,418,966	$1,625,346	$2,196,582	$1,935,863
Portfolio turnover rate I	31 % H	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.84	$10.79	$12.77	$11.79	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.18	.34	.30	.24	.17	.19
Net realized and unrealized gain (loss)	(.30)	1.37	.35	(1.96)	1.05	.69
Total from investment operations	(.12)	1.71	.65	(1.72)	1.22	.88
Distributions from net investment income	(.19)	(.34)	(.34)	(.21)	(.13)	(.19)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.20)	(.34)	(.60)	(.26) C	(.24)	(.33)
Net asset value, end of period	$11.89	$12.21	$10.84	$10.79	$12.77	$11.79
Total Return D,E	(.96) %	16.02%	6.10%	(13.75)%	10.41%	8.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H	.54%	.58%	.54%	.55%	.59%
Expenses net of fee waivers, if any	.50 % H	.53%	.58%	.54%	.54%	.59%
Expenses net of all reductions	.50% H	.53%	.58%	.54%	.54%	.59%
Net investment income (loss)	2.98% H	2.97%	2.75%	1.94%	1.37%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$26,246	$17,976	$24,322	$30,027	$76,079	$19,225
Portfolio turnover rate I	31 % H	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 30% Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.83	$10.79	$12.77	$11.79	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.18	.35	.31	.24	.18	.20
Net realized and unrealized gain (loss)	(.30)	1.38	.34	(1.96)	1.04	.69
Total from investment operations	(.12)	1.73	.65	(1.72)	1.22	.89
Distributions from net investment income	(.20)	(.35)	(.35)	(.22)	(.14)	(.20)
Distributions from net realized gain	(.01)	-	(.26)	(.04)	(.11)	(.14)
Total distributions	(.21)	(.35)	(.61)	(.26)	(.24) C	(.34)
Net asset value, end of period	$11.88	$12.21	$10.83	$10.79	$12.77	$11.79
Total Return D,E	(1.02) %	16.27%	6.10%	(13.69)%	10.44%	8.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.44 % H	.47%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.44% H	.47%	.49%	.49%	.49%	.49%
Net investment income (loss)	3.03% H	3.02%	2.84%	2.00%	1.43%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$556,822	$541,653	$434,359	$399,817	$474,155	$9,698
Portfolio turnover rate I	31 % H	19%	22%	23%	18%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 40%
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 43.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	204,299	17,524,777
Fidelity Floating Rate Central Fund (b)	178,603	17,208,388
Fidelity High Income Central Fund (b)	161,094	17,133,993
Fidelity Inflation-Protected Bond Index Central Fund (b)	524,674	47,650,889
Fidelity International Credit Central Fund (b)	69,681	5,723,557
Fidelity Investment Grade Bond Central Fund (b)	8,467,977	834,265,118
iShares 20+ Year Treasury Bond ETF	250,082	22,764,964
TOTAL BOND FUNDS (Cost $1,021,968,278)		962,271,686

Domestic Equity Funds - 27.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	834,989	33,374,510
Fidelity Commodity Strategy Central Fund (b)	121,485	11,671,016
Fidelity Enhanced Large Cap Value ETF (c)	288,994	8,883,676
Fidelity Enhanced Mid Cap ETF (c)	452,808	14,191,003
Fidelity Enhanced Small Cap ETF (c)	1,369,084	40,360,596
Fidelity Fundamental Small-Mid Cap ETF (c)	699,072	17,644,577
Fidelity Hedged Equity ETF (c)	819,565	21,618,649
Fidelity Real Estate Equity Central Fund (b)	78,823	10,883,813
Fidelity U.S. Equity Central Fund (b)	3,580,532	458,701,915
TOTAL DOMESTIC EQUITY FUNDS (Cost $346,322,699)		617,329,755

International Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	528,362	117,866,936
Fidelity International Equity Central Fund (b)	2,487,384	270,179,604
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $293,715,788)		388,046,540

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (e)	4.27	280,000	279,703
US Treasury Bills 0% 4/17/2025 (e)	4.25 to 4.26	1,460,000	1,457,236
US Treasury Bills 0% 4/3/2025 (e)	4.26	310,000	309,927
US Treasury Bills 0% 6/20/2025 (e)	4.23	1,850,000	1,832,730
US Treasury Bills 0% 6/26/2025 (e)	4.24	100,000	98,997
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,978,688)			3,978,593

Money Market Funds - 11.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $257,099,344)	4.32	257,047,935	257,099,344

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,923,084,797)	2,228,725,918
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(8,319,330)
NET ASSETS - 100.0%	2,220,406,588

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	31	Jun 2025	3,745,265	(133,265)	(133,265)
ICE MSCI Emerging Markets Index Contracts (United States)	260	Jun 2025	14,440,400	(296,709)	(296,709)

TOTAL EQUITY CONTRACTS					(429,974)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	194	Jun 2025	21,576,438	461,902	461,902

TOTAL PURCHASED					31,928

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	215	Jun 2025	60,772,438	421,501	421,501

TOTAL FUTURES CONTRACTS					453,429
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 2.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,978,593.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	148,065,098	183,609,406	74,575,160	3,986,673	-	-	257,099,344	257,047,935	0.5%
Fidelity Commodity Strategy Central Fund	10,775,973	829,165	560,126	322,900	(106,875)	732,879	11,671,016	121,485	4.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	18,046,799	982,372	-	982,372	-	(1,504,394)	17,524,777	204,299	6.4%
Fidelity Emerging Markets Equity Central Fund	122,912,852	4,885,296	5,959,143	770,880	72,327	(4,044,396)	117,866,936	528,362	4.8%
Fidelity Floating Rate Central Fund	17,227,702	1,111,399	864,804	762,620	(2,668)	(263,241)	17,208,388	178,603	1.0%
Fidelity High Income Central Fund	17,341,652	963,592	864,804	614,813	317	(306,764)	17,133,993	161,094	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	22,583,721	26,459,218	1,681,886	794,496	(29,917)	319,753	47,650,889	524,674	6.3%
Fidelity International Credit Central Fund	5,826,041	284,533	288,302	168,238	(28,414)	(70,301)	5,723,557	69,681	5.9%
Fidelity International Equity Central Fund	289,429,191	8,966,976	20,531,926	3,793,902	1,677,224	(9,361,861)	270,179,604	2,487,384	4.8%
Fidelity Investment Grade Bond Central Fund	922,654,544	90,163,739	157,428,827	19,251,980	(14,592,319)	(6,532,019)	834,265,118	8,467,977	2.0%
Fidelity Real Estate Equity Central Fund	10,369,846	1,620,103	575,455	135,282	7,106	(537,787)	10,883,813	78,823	1.1%
Fidelity Securities Lending Cash Central Fund	-	97,695,731	97,695,731	939	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	661,525,124	61,882,362	202,184,424	50,356,049	61,180,522	(123,701,669)	458,701,915	3,580,532	2.9%
Total	2,246,758,543	479,453,892	563,210,588	81,941,144	48,177,303	(145,269,800)	2,065,909,350	273,450,849

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	39,342,877	669,833	-	(108,590)	(5,189,944)	33,374,510	834,989
Fidelity Enhanced Large Cap Value ETF	-	9,684,474	898,061	41,812	12,877	84,386	8,883,676	288,994
Fidelity Enhanced Mid Cap ETF	9,208,501	26,029,386	19,424,891	89,425	(1,003,450)	(618,543)	14,191,003	452,808
Fidelity Enhanced Small Cap ETF	11,971,384	53,785,100	19,546,570	285,634	(1,948,730)	(3,900,588)	40,360,596	1,369,084
Fidelity Fundamental Small-Mid Cap ETF	-	19,404,185	335,399	32,056	(28,775)	(1,395,434)	17,644,577	699,072
Fidelity Hedged Equity ETF	29,486,251	-	7,438,940	105,745	606,813	(1,035,475)	21,618,649	819,565
	50,666,136	148,246,022	48,313,694	554,672	(2,469,855)	(12,055,598)	136,073,011	4,464,512

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	962,271,686	962,271,686	-	-

Domestic Equity Funds	617,329,755	617,329,755	-	-

International Equity Funds	388,046,540	388,046,540	-	-

U.S. Treasury Obligations	3,978,593	-	3,978,593	-

Money Market Funds	257,099,344	257,099,344	-	-
Total Investments in Securities:	2,228,725,918	2,224,747,325	3,978,593	-
Derivative Instruments:

Assets
Futures Contracts	883,403	883,403	-	-
Total Assets	883,403	883,403	-	-

Liabilities
Futures Contracts	(429,974)	(429,974)	-	-
Total Liabilities	(429,974)	(429,974)	-	-
Total Derivative Instruments:	453,429	453,429	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	421,501	(429,974)
Total Equity Risk	421,501	(429,974)
Interest Rate Risk
Futures Contracts (a)	461,902	0
Total Interest Rate Risk	461,902	0
Total Value of Derivatives	883,403	(429,974)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 40%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $27,818,551)	$26,743,557
Fidelity Central Funds (cost $1,750,535,808)	2,065,909,350
Other affiliated issuers (cost $144,730,438)	136,073,011

Total Investment in Securities (cost $1,923,084,797)		$2,228,725,918
Receivable for investments sold		15,216,079
Receivable for fund shares sold		452,652
Distributions receivable from Fidelity Central Funds		901,233
Prepaid expenses		973
Total assets		2,245,296,855
Liabilities
Payable for investments purchased	$21,634,836
Payable for fund shares redeemed	1,961,278
Accrued management fee	846,317
Distribution and service plan fees payable	36,431
Payable for daily variation margin on futures contracts	385,762
Other payables and accrued expenses	25,643
Total liabilities		24,890,267
Net Assets		$2,220,406,588
Net Assets consist of:
Paid in capital		$1,914,368,959
Total accumulated earnings (loss)		306,037,629
Net Assets		$2,220,406,588

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($79,277,325 ÷ 6,099,372 shares)(a)		$13.00
Maximum offering price per share (100/94.25 of $13.00)		$13.79
Class M :
Net Asset Value and redemption price per share ($13,699,063 ÷ 1,056,121 shares)(a)		$12.97
Maximum offering price per share (100/96.50 of $12.97)		$13.44
Class C :
Net Asset Value and offering price per share ($16,532,980 ÷ 1,280,618 shares)(a)		$12.91
Asset Manager 40% :
Net Asset Value, offering price and redemption price per share ($1,466,128,611 ÷ 112,820,351 shares)		$13.00
Class I :
Net Asset Value, offering price and redemption price per share ($36,757,956 ÷ 2,827,631 shares)		$13.00
Class Z :
Net Asset Value, offering price and redemption price per share ($608,010,653 ÷ 46,792,498 shares)		$12.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends (including $554,672 earned from affiliated issuers)		$951,815
Interest		135,181
Income from Fidelity Central Funds (including $939 from security lending)		35,056,114
Total income		36,143,110
Expenses
Management fee	$5,500,638
Distribution and service plan fees	224,844
Custodian fees and expenses	12,180
Independent trustees' fees and expenses	3,034
Registration fees	52,129
Audit fees	17,274
Legal	1,672
Miscellaneous	4,396
Total expenses before reductions	5,816,167
Expense reductions	(221,519)
Total expenses after reductions		5,594,648
Net Investment income (loss)		30,548,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10)
Fidelity Central Funds	48,177,303
Other affiliated issuers	(2,469,855)
Futures contracts	(1,031,180)
Capital gain distributions from Fidelity Central Funds	46,885,030
Total net realized gain (loss)		91,561,288
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,059,117)
Fidelity Central Funds	(145,269,800)
Other affiliated issuers	(12,055,598)
Futures contracts	3,860,664
Total change in net unrealized appreciation (depreciation)		(154,523,851)
Net gain (loss)		(62,962,563)
Net increase (decrease) in net assets resulting from operations		$(32,414,101)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,548,462	$59,239,637
Net realized gain (loss)	91,561,288	31,542,108
Change in net unrealized appreciation (depreciation)	(154,523,851)	276,690,159
Net increase (decrease) in net assets resulting from operations	(32,414,101)	367,471,904
Distributions to shareholders	(36,850,315)	(58,461,266)

Share transactions - net increase (decrease)	(26,285,688)	(88,297,290)
Total increase (decrease) in net assets	(95,550,104)	220,713,348

Net Assets
Beginning of period	2,315,956,692	2,095,243,344
End of period	$2,220,406,588	$2,315,956,692

Financial Highlights
Fidelity Advisor Asset Manager® 40% Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$11.64	$11.46	$13.85	$12.49	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.27	.22	.15	.17
Net realized and unrealized gain (loss)	(.36)	1.76	.58	(2.32)	1.47	.88
Total from investment operations	(.20)	2.06	.85	(2.10)	1.62	1.05
Distributions from net investment income	(.18)	(.30)	(.30)	(.18)	(.12)	(.17)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.20) C	(.30)	(.67)	(.29)	(.26) C	(.38)
Net asset value, end of period	$13.00	$13.40	$11.64	$11.46	$13.85	$12.49
Total Return D,E,F	(1.52) %	17.89%	7.60%	(15.47)%	13.06%	9.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.80%	.83%	.82%	.82%	.83%
Expenses net of fee waivers, if any	.75 % I	.79%	.82%	.82%	.82%	.83%
Expenses net of all reductions	.75% I	.79%	.82%	.82%	.82%	.83%
Net investment income (loss)	2.43% I	2.40%	2.24%	1.72%	1.08%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$79,277	$80,835	$69,848	$69,848	$74,272	$48,985
Portfolio turnover rate J	34 % I	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$11.62	$11.45	$13.83	$12.47	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.14	.27	.24	.19	.11	.14
Net realized and unrealized gain (loss)	(.37)	1.76	.58	(2.31)	1.47	.88
Total from investment operations	(.23)	2.03	.82	(2.12)	1.58	1.02
Distributions from net investment income	(.17)	(.27)	(.28)	(.15)	(.09)	(.14)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.18)	(.27)	(.65)	(.26)	(.22)	(.35)
Net asset value, end of period	$12.97	$13.38	$11.62	$11.45	$13.83	$12.47
Total Return C,D,E	(1.72) %	17.65%	7.28%	(15.63)%	12.80%	8.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.02% H	1.04%	1.07%	1.06%	1.06%	1.08%
Expenses net of fee waivers, if any	1.00 % H	1.04%	1.06%	1.06%	1.06%	1.08%
Expenses net of all reductions	1.00% H	1.04%	1.06%	1.06%	1.06%	1.08%
Net investment income (loss)	2.18% H	2.16%	2.01%	1.48%	.84%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$13,699	$15,370	$13,020	$12,231	$14,809	$11,898
Portfolio turnover rate I	34 % H	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.31	$11.56	$11.39	$13.77	$12.42	$11.75
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.17	.12	.04	.08
Net realized and unrealized gain (loss)	(.36)	1.74	.58	(2.30)	1.47	.88
Total from investment operations	(.25)	1.95	.75	(2.18)	1.51	.96
Distributions from net investment income	(.13)	(.20)	(.21)	(.09)	(.03)	(.08)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.15) C	(.20)	(.58)	(.20)	(.16)	(.29)
Net asset value, end of period	$12.91	$13.31	$11.56	$11.39	$13.77	$12.42
Total Return D,E,F	(1.91) %	17.03%	6.70%	(16.07)%	12.24%	8.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.52% I	1.55%	1.59%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.50 % I	1.54%	1.59%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.50% I	1.54%	1.59%	1.59%	1.59%	1.59%
Net investment income (loss)	1.68% I	1.65%	1.48%	.95%	.31%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$16,533	$18,398	$17,576	$19,517	$26,841	$23,974
Portfolio turnover rate J	34 % I	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 40%

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$11.64	$11.46	$13.85	$12.49	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.18	.34	.30	.26	.19	.21
Net realized and unrealized gain (loss)	(.37)	1.75	.59	(2.32)	1.46	.88
Total from investment operations	(.19)	2.09	.89	(2.06)	1.65	1.09
Distributions from net investment income	(.20)	(.33)	(.34)	(.22)	(.16)	(.21)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.21)	(.33)	(.71)	(.33)	(.29)	(.42)
Net asset value, end of period	$13.00	$13.40	$11.64	$11.46	$13.85	$12.49
Total Return C,D	(1.39) %	18.24%	7.95%	(15.21)%	13.38%	9.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.51%	.53%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.48 % G	.51%	.52%	.52%	.51%	.52%
Expenses net of all reductions	.48% G	.51%	.52%	.52%	.51%	.52%
Net investment income (loss)	2.70% G	2.69%	2.55%	2.02%	1.39%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,466,129	$1,544,767	$1,427,453	$1,515,043	$1,829,755	$1,911,787
Portfolio turnover rate H	34 % G	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$11.64	$11.47	$13.86	$12.49	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.18	.33	.30	.26	.18	.20
Net realized and unrealized gain (loss)	(.37)	1.76	.58	(2.32)	1.48	.88
Total from investment operations	(.19)	2.09	.88	(2.06)	1.66	1.08
Distributions from net investment income	(.20)	(.33)	(.33)	(.21)	(.16)	(.20)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.21)	(.33)	(.71) C	(.33) C	(.29)	(.41)
Net asset value, end of period	$13.00	$13.40	$11.64	$11.47	$13.86	$12.49
Total Return D,E	(1.40) %	18.21%	7.79%	(15.24)%	13.42%	9.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52% H	.53%	.57%	.57%	.57%	.56%
Expenses net of fee waivers, if any	.50 % H	.53%	.57%	.57%	.56%	.56%
Expenses net of all reductions	.50% H	.53%	.57%	.57%	.56%	.56%
Net investment income (loss)	2.68% H	2.66%	2.50%	1.97%	1.34%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$36,758	$32,753	$36,451	$34,286	$42,310	$28,708
Portfolio turnover rate I	34 % H	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 40% Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$11.64	$11.47	$13.86	$12.49	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.18	.34	.31	.27	.19	.21
Net realized and unrealized gain (loss)	(.37)	1.76	.58	(2.32)	1.48	.88
Total from investment operations	(.19)	2.10	.89	(2.05)	1.67	1.09
Distributions from net investment income	(.20)	(.34)	(.34)	(.23)	(.17)	(.22)
Distributions from net realized gain	(.01)	-	(.37)	(.11)	(.13)	(.21)
Total distributions	(.22) C	(.34)	(.72) C	(.34)	(.30)	(.42) C
Net asset value, end of period	$12.99	$13.40	$11.64	$11.47	$13.86	$12.49
Total Return D,E	(1.44) %	18.29%	7.89%	(15.16)%	13.49%	9.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.48%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.44 % H	.47%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.44% H	.47%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.73% H	2.72%	2.58%	2.05%	1.41%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$608,011	$623,834	$530,895	$500,747	$556,238	$12,416
Portfolio turnover rate I	34 % H	13%	21%	16%	22%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 50%
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 38.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	866,397	74,319,524
Fidelity Floating Rate Central Fund (b)	746,591	71,934,054
Fidelity High Income Central Fund (b)	668,709	71,123,939
Fidelity Inflation-Protected Bond Index Central Fund (b)	2,200,073	199,810,613
Fidelity International Credit Central Fund (b)	289,214	23,756,060
Fidelity Investment Grade Bond Central Fund (b)	30,653,928	3,020,024,966
iShares 20+ Year Treasury Bond ETF	1,045,940	95,211,918
TOTAL BOND FUNDS (Cost $3,630,776,607)		3,556,181,074

Domestic Equity Funds - 33.4%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	4,253,223	170,001,323
Fidelity Commodity Strategy Central Fund (b)	509,160	48,915,004
Fidelity Enhanced Large Cap Value ETF (c)	1,471,765	45,242,056
Fidelity Enhanced Mid Cap ETF (c)	2,315,730	72,574,978
Fidelity Enhanced Small Cap ETF (c)	6,981,909	205,826,678
Fidelity Fundamental Small-Mid Cap ETF (c)	3,560,197	89,859,372
Fidelity Hedged Equity ETF (c)	3,459,628	91,258,759
Fidelity Real Estate Equity Central Fund (b)	331,241	45,737,731
Fidelity U.S. Equity Central Fund (b)	18,224,996	2,334,804,269
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,273,215,057)		3,104,220,170

International Equity Funds - 21.5%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	2,715,570	605,789,367
Fidelity International Equity Central Fund (b)	12,787,399	1,388,967,250
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,435,226,759)		1,994,756,617

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/17/2025 (e)	4.25	4,420,000	4,411,633
US Treasury Bills 0% 4/24/2025 (e)	4.26	10,520,000	10,491,539
US Treasury Bills 0% 4/3/2025 (e)	4.26	1,550,000	1,549,635
US Treasury Bills 0% 5/1/2025 (e)	4.23 to 4.24	1,130,000	1,126,015
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,579,102)			17,578,822

Money Market Funds - 7.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $645,991,687)	4.32	645,862,514	645,991,687

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $7,002,789,212)	9,318,728,370
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(35,609,190)
NET ASSETS - 100.0%	9,283,119,180

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	223	Jun 2025	26,941,745	(958,938)	(958,938)
ICE MSCI Emerging Markets Index Contracts (United States)	1,058	Jun 2025	58,761,320	(1,182,773)	(1,182,773)

TOTAL EQUITY CONTRACTS					(2,141,711)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	823	Jun 2025	91,533,031	1,959,514	1,959,514

TOTAL PURCHASED					(182,197)

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	828	Jun 2025	234,044,550	1,620,549	1,620,549

TOTAL FUTURES CONTRACTS					1,438,352
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 2.5%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,727,665.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	209,872,996	738,879,069	302,760,378	7,055,127	-	-	645,991,687	645,862,514	1.1%
Fidelity Commodity Strategy Central Fund	40,404,008	8,599,566	2,586,785	1,201,780	(426,760)	2,924,975	48,915,004	509,160	18.7%
Fidelity Emerging Markets Debt Local Currency Central Fund	76,533,329	4,166,068	-	4,166,068	-	(6,379,873)	74,319,524	866,397	27.1%
Fidelity Emerging Markets Equity Central Fund	636,666,391	24,049,385	34,168,034	3,966,767	312,352	(21,070,727)	605,789,367	2,715,570	24.5%
Fidelity Floating Rate Central Fund	72,653,699	4,280,108	3,889,905	3,205,785	(11,980)	(1,097,868)	71,934,054	746,591	4.4%
Fidelity High Income Central Fund	72,648,617	3,640,857	3,889,895	2,566,545	22,639	(1,298,279)	71,123,939	668,709	4.9%
Fidelity Inflation-Protected Bond Index Central Fund	95,112,834	111,327,917	7,840,694	3,352,262	(157,562)	1,368,118	199,810,613	2,200,073	26.2%
Fidelity International Credit Central Fund	24,404,997	1,060,215	1,296,710	702,034	(163,931)	(248,511)	23,756,060	289,214	24.6%
Fidelity International Equity Central Fund	1,500,162,034	39,615,073	110,770,020	19,533,788	11,663,435	(51,703,272)	1,388,967,250	12,787,399	24.5%
Fidelity Investment Grade Bond Central Fund	3,316,583,464	355,755,367	576,006,608	70,151,992	(27,244,061)	(49,063,196)	3,020,024,966	30,653,928	7.4%
Fidelity Real Estate Equity Central Fund	42,744,061	7,766,115	2,574,871	569,745	25,615	(2,223,189)	45,737,731	331,241	4.7%
Fidelity Securities Lending Cash Central Fund	-	266,697,715	266,697,715	1,674	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	3,385,123,491	298,510,309	1,031,952,477	256,097,619	482,640,204	(799,517,258)	2,334,804,269	18,224,996	14.8%
Total	9,472,909,921	1,864,347,764	2,344,434,092	372,571,186	466,659,951	(928,309,080)	8,531,174,464	715,855,792

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	199,754,566	2,799,905	-	(453,904)	(26,499,434)	170,001,323	4,253,223
Fidelity Enhanced Large Cap Value ETF	-	49,397,069	4,653,156	212,230	68,388	429,755	45,242,056	1,471,765
Fidelity Enhanced Mid Cap ETF	39,083,019	124,148,082	83,061,378	422,568	(4,274,788)	(3,319,957)	72,574,978	2,315,730
Fidelity Enhanced Small Cap ETF	51,182,060	266,114,284	83,131,063	1,399,724	(8,233,634)	(20,104,969)	205,826,678	6,981,909
Fidelity Fundamental Small-Mid Cap ETF	-	98,521,768	1,401,991	162,706	(120,280)	(7,140,125)	89,859,372	3,560,197
Fidelity Hedged Equity ETF	124,608,380	-	31,553,816	447,646	2,584,507	(4,380,312)	91,258,759	3,459,628
	214,873,459	737,935,769	206,601,309	2,644,874	(10,429,711)	(61,015,042)	674,763,166	22,042,452

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,556,181,074	3,556,181,074	-	-

Domestic Equity Funds	3,104,220,170	3,104,220,170	-	-

International Equity Funds	1,994,756,617	1,994,756,617	-	-

U.S. Treasury Obligations	17,578,822	-	17,578,822	-

Money Market Funds	645,991,687	645,991,687	-	-
Total Investments in Securities:	9,318,728,370	9,301,149,548	17,578,822	-
Derivative Instruments:

Assets
Futures Contracts	3,580,063	3,580,063	-	-
Total Assets	3,580,063	3,580,063	-	-

Liabilities
Futures Contracts	(2,141,711)	(2,141,711)	-	-
Total Liabilities	(2,141,711)	(2,141,711)	-	-
Total Derivative Instruments:	1,438,352	1,438,352	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,620,549	(2,141,711)
Total Equity Risk	1,620,549	(2,141,711)
Interest Rate Risk
Futures Contracts (a)	1,959,514	0
Total Interest Rate Risk	1,959,514	0
Total Value of Derivatives	3,580,063	(2,141,711)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 50%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $121,893,321)	$112,790,740
Fidelity Central Funds (cost $6,159,526,952)	8,531,174,464
Other affiliated issuers (cost $721,368,939)	674,763,166

Total Investment in Securities (cost $7,002,789,212)		$9,318,728,370
Receivable for investments sold		60,477,057
Receivable for fund shares sold		5,312,367
Distributions receivable from Fidelity Central Funds		2,170,879
Prepaid expenses		4,128
Other receivables		10,576
Total assets		9,386,703,377
Liabilities
Payable for investments purchased	$92,930,274
Payable for fund shares redeemed	5,196,971
Accrued management fee	3,734,727
Distribution and service plan fees payable	67,167
Payable for daily variation margin on futures contracts	1,617,786
Other payables and accrued expenses	37,272
Total liabilities		103,584,197
Net Assets		$9,283,119,180
Net Assets consist of:
Paid in capital		$7,077,058,854
Total accumulated earnings (loss)		2,206,060,326
Net Assets		$9,283,119,180

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($120,558,278 ÷ 5,925,905 shares)(a)		$20.34
Maximum offering price per share (100/94.25 of $20.34)		$21.58
Class M :
Net Asset Value and redemption price per share ($50,009,930 ÷ 2,461,848 shares)(a)		$20.31
Maximum offering price per share (100/96.50 of $20.31)		$21.05
Class C :
Net Asset Value and offering price per share ($23,896,659 ÷ 1,188,900 shares)(a)		$20.10
Asset Manager 50% :
Net Asset Value, offering price and redemption price per share ($6,836,966,703 ÷ 334,200,945 shares)		$20.46
Class I :
Net Asset Value, offering price and redemption price per share ($67,438,419 ÷ 3,304,451 shares)		$20.41
Class Z :
Net Asset Value, offering price and redemption price per share ($2,184,249,191 ÷ 107,127,039 shares)		$20.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends (including $2,644,874 earned from affiliated issuers)		$4,615,536
Interest		568,183
Income from Fidelity Central Funds (including $1,674 from security lending)		134,126,143
Total income		139,309,862
Expenses
Management fee	$24,435,369
Distribution and service plan fees	416,842
Custodian fees and expenses	14,177
Independent trustees' fees and expenses	12,827
Registration fees	55,336
Audit fees	17,480
Legal	6,285
Miscellaneous	18,602
Total expenses before reductions	24,976,918
Expense reductions	(1,012,768)
Total expenses after reductions		23,964,150
Net Investment income (loss)		115,345,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,370
Fidelity Central Funds	466,659,951
Other affiliated issuers	(10,429,711)
Futures contracts	(4,471,664)
Capital gain distributions from Fidelity Central Funds	238,445,043
Total net realized gain (loss)		690,211,989
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,998,186)
Fidelity Central Funds	(928,309,080)
Other affiliated issuers	(61,015,042)
Futures contracts	15,699,129
Total change in net unrealized appreciation (depreciation)		(980,623,179)
Net gain (loss)		(290,411,190)
Net increase (decrease) in net assets resulting from operations		$(175,065,478)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$115,345,712	$223,428,532
Net realized gain (loss)	690,211,989	188,329,577
Change in net unrealized appreciation (depreciation)	(980,623,179)	1,331,672,746
Net increase (decrease) in net assets resulting from operations	(175,065,478)	1,743,430,855
Distributions to shareholders	(269,120,197)	(219,731,373)

Share transactions - net increase (decrease)	(81,982,370)	(752,665,982)
Total increase (decrease) in net assets	(526,168,045)	771,033,500

Net Assets
Beginning of period	9,809,287,225	9,038,253,725
End of period	$9,283,119,180	$9,809,287,225

Financial Highlights
Fidelity Advisor Asset Manager® 50% Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.32	$18.14	$17.75	$21.98	$19.33	$18.22
Income from Investment Operations
Net investment income (loss) A,B	.22	.41	.37	.33	.20	.24
Net realized and unrealized gain (loss)	(.64)	3.17	1.24	(3.97)	2.86	1.57
Total from investment operations	(.42)	3.58	1.61	(3.64)	3.06	1.81
Distributions from net investment income	(.26)	(.40)	(.44)	(.28)	(.17)	(.25)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.56)	(.40)	(1.22)	(.59)	(.41)	(.70)
Net asset value, end of period	$20.34	$21.32	$18.14	$17.75	$21.98	$19.33
Total Return C,D,E	(1.99) %	19.97%	9.29%	(17.02)%	15.99%	10.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82% H	.86%	.91%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.80 % H	.85%	.91%	.90%	.91%	.92%
Expenses net of all reductions	.80% H	.85%	.91%	.90%	.91%	.92%
Net investment income (loss)	2.10% H	2.06%	2.00%	1.63%	.94%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$120,558	$131,499	$116,526	$110,693	$134,052	$106,339
Portfolio turnover rate I	35 % H	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.29	$18.12	$17.73	$21.95	$19.31	$18.20
Income from Investment Operations
Net investment income (loss) A,B	.19	.36	.32	.28	.15	.20
Net realized and unrealized gain (loss)	(.64)	3.16	1.24	(3.95)	2.85	1.57
Total from investment operations	(.45)	3.52	1.56	(3.67)	3.00	1.77
Distributions from net investment income	(.23)	(.35)	(.39)	(.24)	(.12)	(.20)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.53)	(.35)	(1.17)	(.55)	(.36)	(.66) C
Net asset value, end of period	$20.31	$21.29	$18.12	$17.73	$21.95	$19.31
Total Return D,E,F	(2.11) %	19.64%	9.03%	(17.18)%	15.69%	9.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I	1.10%	1.15%	1.15%	1.15%	1.17%
Expenses net of fee waivers, if any	1.05 % I	1.10%	1.15%	1.15%	1.15%	1.16%
Expenses net of all reductions	1.05% I	1.10%	1.15%	1.15%	1.15%	1.16%
Net investment income (loss)	1.85% I	1.82%	1.76%	1.39%	.70%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$50,010	$52,923	$48,134	$47,759	$57,507	$45,076
Portfolio turnover rate J	35 % I	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.07	$17.93	$17.55	$21.76	$19.16	$18.05
Income from Investment Operations
Net investment income (loss) A,B	.14	.26	.23	.18	.04	.10
Net realized and unrealized gain (loss)	(.63)	3.13	1.23	(3.93)	2.84	1.57
Total from investment operations	(.49)	3.39	1.46	(3.75)	2.88	1.67
Distributions from net investment income	(.18)	(.25)	(.29)	(.15)	(.04)	(.11)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.48)	(.25)	(1.08) C	(.46)	(.28)	(.56)
Net asset value, end of period	$20.10	$21.07	$17.93	$17.55	$21.76	$19.16
Total Return D,E,F	(2.35) %	19.05%	8.47%	(17.64)%	15.12%	9.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.57% I	1.60%	1.66%	1.66%	1.67%	1.68%
Expenses net of fee waivers, if any	1.55 % I	1.59%	1.66%	1.66%	1.67%	1.68%
Expenses net of all reductions	1.55% I	1.59%	1.66%	1.66%	1.67%	1.68%
Net investment income (loss)	1.35% I	1.32%	1.24%	.87%	.18%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$23,897	$26,736	$29,986	$31,796	$51,226	$44,990
Portfolio turnover rate J	35 % I	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 50%

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.44	$18.23	$17.84	$22.09	$19.42	$18.30
Income from Investment Operations
Net investment income (loss) A,B	.25	.47	.43	.40	.27	.30
Net realized and unrealized gain (loss)	(.64)	3.20	1.24	(3.99)	2.87	1.58
Total from investment operations	(.39)	3.67	1.67	(3.59)	3.14	1.88
Distributions from net investment income	(.29)	(.46)	(.49)	(.35)	(.23)	(.30)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.59)	(.46)	(1.28) C	(.66)	(.47)	(.76) C
Net asset value, end of period	$20.46	$21.44	$18.23	$17.84	$22.09	$19.42
Total Return D,E	(1.84) %	20.37%	9.59%	(16.79)%	16.36%	10.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H	.57%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.51 % H	.56%	.61%	.60%	.60%	.62%
Expenses net of all reductions	.51% H	.56%	.61%	.60%	.60%	.62%
Net investment income (loss)	2.39% H	2.36%	2.29%	1.93%	1.25%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$6,836,967	$7,407,487	$6,958,278	$7,094,870	$9,274,634	$9,387,915
Portfolio turnover rate I	35 % H	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.39	$18.20	$17.80	$22.04	$19.38	$18.26
Income from Investment Operations
Net investment income (loss) A,B	.25	.46	.42	.39	.26	.29
Net realized and unrealized gain (loss)	(.64)	3.18	1.25	(3.98)	2.87	1.58
Total from investment operations	(.39)	3.64	1.67	(3.59)	3.13	1.87
Distributions from net investment income	(.29)	(.45)	(.49)	(.34)	(.23)	(.30)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.59)	(.45)	(1.27)	(.65)	(.47)	(.75)
Net asset value, end of period	$20.41	$21.39	$18.20	$17.80	$22.04	$19.38
Total Return C,D	(1.85) %	20.26%	9.63%	(16.80)%	16.30%	10.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57% G	.60%	.64%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.55 % G	.59%	.63%	.64%	.64%	.65%
Expenses net of all reductions	.55% G	.59%	.63%	.64%	.64%	.65%
Net investment income (loss)	2.35% G	2.32%	2.27%	1.90%	1.21%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$67,438	$57,058	$50,986	$60,352	$81,320	$55,021
Portfolio turnover rate H	35 % G	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 50% Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.37	$18.18	$17.79	$22.03	$19.37	$18.26
Income from Investment Operations
Net investment income (loss) A,B	.26	.48	.44	.41	.28	.31
Net realized and unrealized gain (loss)	(.64)	3.18	1.24	(3.98)	2.87	1.57
Total from investment operations	(.38)	3.66	1.68	(3.57)	3.15	1.88
Distributions from net investment income	(.30)	(.47)	(.51)	(.36)	(.25)	(.32)
Distributions from net realized gain	(.30)	-	(.78)	(.31)	(.24)	(.45)
Total distributions	(.60)	(.47)	(1.29)	(.67)	(.49)	(.77)
Net asset value, end of period	$20.39	$21.37	$18.18	$17.79	$22.03	$19.37
Total Return C,D	(1.79) %	20.41%	9.71%	(16.71)%	16.43%	10.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.49%	.54%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.43 % G	.48%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.43% G	.48%	.53%	.53%	.54%	.54%
Net investment income (loss)	2.47% G	2.43%	2.37%	2.00%	1.32%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,184,249	$2,133,585	$1,834,344	$1,665,184	$1,955,130	$26,638
Portfolio turnover rate H	35 % G	12%	20%	20%	17%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 60%
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 33.4%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	372,720	31,971,880
Fidelity Floating Rate Central Fund (b)	328,080	31,610,481
Fidelity High Income Central Fund (b)	300,868	32,000,337
Fidelity Inflation-Protected Bond Index Central Fund (b)	999,119	90,739,976
Fidelity International Credit Central Fund (b)	130,717	10,737,068
Fidelity Investment Grade Bond Central Fund (b)	11,782,338	1,160,795,953
iShares 20+ Year Treasury Bond ETF	500,113	45,525,286
TOTAL BOND FUNDS (Cost $1,465,994,632)		1,403,380,981

Domestic Equity Funds - 36.7%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	2,118,966	84,695,071
Fidelity Commodity Strategy Central Fund (b)	231,207	22,212,072
Fidelity Enhanced Large Cap Value ETF (c)	733,180	22,537,953
Fidelity Enhanced Mid Cap ETF (c)	1,155,657	36,218,290
Fidelity Enhanced Small Cap ETF (c)	3,480,995	102,619,733
Fidelity Fundamental Small-Mid Cap ETF (c)	1,773,572	44,764,957
Fidelity Hedged Equity ETF (c)	1,572,097	41,469,089
Fidelity Real Estate Equity Central Fund (b)	151,008	20,851,153
Fidelity U.S. Equity Central Fund (b)	9,116,571	1,167,923,921
TOTAL DOMESTIC EQUITY FUNDS (Cost $867,717,144)		1,543,292,239

International Equity Funds - 25.6%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	1,460,950	325,908,686
Fidelity International Equity Central Fund (b)	6,916,020	751,218,062
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $845,152,147)		1,077,126,748

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/17/2025 (e)	4.25	1,000,000	998,107
US Treasury Bills 0% 4/24/2025 (e)	4.26	1,280,000	1,276,537
US Treasury Bills 0% 4/3/2025	4.26	1,250,000	1,249,705
US Treasury Bills 0% 5/1/2025 (e)	4.23	1,130,000	1,126,015
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,650,449)			4,650,364

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $191,355,717)	4.32	191,317,454	191,355,717

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,374,870,089)	4,219,806,049
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(16,241,525)
NET ASSETS - 100.0%	4,203,564,524

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	25	Jun 2025	7,066,563	(63,596)	(63,596)
ICE MSCI EAFE Index Contracts (United States)	116	Jun 2025	14,014,540	(499,030)	(499,030)
ICE MSCI Emerging Markets Index Contracts (United States)	468	Jun 2025	25,992,720	(515,363)	(515,363)

TOTAL EQUITY CONTRACTS					(1,077,989)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	376	Jun 2025	41,818,250	895,233	895,233

TOTAL FUTURES CONTRACTS					(182,756)
The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,105,413.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,085,964	285,358,303	126,088,550	1,536,093	-	-	191,355,717	191,317,454	0.3%
Fidelity Commodity Strategy Central Fund	17,729,074	4,465,282	1,135,344	536,600	(55,601)	1,208,661	22,212,072	231,207	8.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	32,924,248	1,792,221	-	1,792,221	-	(2,744,589)	31,971,880	372,720	11.7%
Fidelity Emerging Markets Equity Central Fund	332,881,928	23,358,706	19,624,813	2,112,228	(179,529)	(10,527,606)	325,908,686	1,460,950	13.2%
Fidelity Floating Rate Central Fund	31,130,109	2,686,437	1,713,756	1,394,236	(3,462)	(488,847)	31,610,481	328,080	1.9%
Fidelity High Income Central Fund	31,848,133	2,434,958	1,713,756	1,142,755	1,341	(570,339)	32,000,337	300,868	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	62,803,620	31,501,153	3,733,284	1,656,497	(89,254)	257,741	90,739,976	999,119	11.9%
Fidelity International Credit Central Fund	10,745,823	743,080	571,270	312,329	(44,117)	(136,448)	10,737,068	130,717	11.1%
Fidelity International Equity Central Fund	749,236,142	78,125,251	57,467,459	10,277,483	(302,070)	(18,373,802)	751,218,062	6,916,020	13.3%
Fidelity Investment Grade Bond Central Fund	1,230,509,746	174,434,073	216,082,881	26,692,455	(20,465,442)	(7,599,543)	1,160,795,953	11,782,338	2.8%
Fidelity Real Estate Equity Central Fund	15,653,903	7,222,598	1,142,498	257,086	21,276	(904,126)	20,851,153	151,008	2.1%
Fidelity Securities Lending Cash Central Fund	-	239,270,838	239,270,838	2,144	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	1,653,918,659	185,225,716	513,669,303	126,874,822	150,646,383	(308,197,534)	1,167,923,921	9,116,571	7.4%
Total	4,201,467,349	1,036,618,616	1,182,213,752	174,586,949	129,529,525	(348,076,432)	3,837,325,306	223,107,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	99,391,614	1,269,068	-	(205,734)	(13,221,741)	84,695,071	2,118,966
Fidelity Enhanced Large Cap Value ETF	-	24,649,573	2,360,782	105,580	35,073	214,089	22,537,953	733,180
Fidelity Enhanced Mid Cap ETF	17,019,458	60,118,438	37,275,465	202,325	(1,963,113)	(1,681,028)	36,218,290	1,155,657
Fidelity Enhanced Small Cap ETF	22,034,566	131,435,355	37,052,062	682,743	(3,773,625)	(10,024,501)	102,619,733	3,480,995
Fidelity Fundamental Small-Mid Cap ETF	-	49,055,259	669,243	80,942	(57,184)	(3,563,875)	44,764,957	1,773,572
Fidelity Hedged Equity ETF	54,929,957	-	12,617,050	200,479	1,033,106	(1,876,924)	41,469,089	1,572,097
	93,983,981	364,650,239	91,243,670	1,272,069	(4,931,477)	(30,153,980)	332,305,093	10,834,467

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,403,380,981	1,403,380,981	-	-

Domestic Equity Funds	1,543,292,239	1,543,292,239	-	-

International Equity Funds	1,077,126,748	1,077,126,748	-	-

U.S. Treasury Obligations	4,650,364	-	4,650,364	-

Money Market Funds	191,355,717	191,355,717	-	-
Total Investments in Securities:	4,219,806,049	4,215,155,685	4,650,364	-
Derivative Instruments:

Assets
Futures Contracts	895,233	895,233	-	-
Total Assets	895,233	895,233	-	-

Liabilities
Futures Contracts	(1,077,989)	(1,077,989)	-	-
Total Liabilities	(1,077,989)	(1,077,989)	-	-
Total Derivative Instruments:	(182,756)	(182,756)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,077,989)
Total Equity Risk	0	(1,077,989)
Interest Rate Risk
Futures Contracts (a)	895,233	0
Total Interest Rate Risk	895,233	0
Total Value of Derivatives	895,233	(1,077,989)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 60%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $54,093,324)	$50,175,650
Fidelity Central Funds (cost $2,964,622,360)	3,837,325,306
Other affiliated issuers (cost $356,154,405)	332,305,093

Total Investment in Securities (cost $3,374,870,089)		$4,219,806,049
Cash		358
Receivable for investments sold		29,188,113
Receivable for fund shares sold		885,541
Dividends receivable		7,127
Distributions receivable from Fidelity Central Funds		627,680
Prepaid expenses		1,816
Other receivables		2,288
Total assets		4,250,518,972
Liabilities
Payable for investments purchased	$41,294,610
Payable for fund shares redeemed	3,432,074
Accrued management fee	1,983,038
Distribution and service plan fees payable	78,298
Payable for daily variation margin on futures contracts	144,788
Other payables and accrued expenses	21,640
Total liabilities		46,954,448
Net Assets		$4,203,564,524
Net Assets consist of:
Paid in capital		$3,275,425,305
Total accumulated earnings (loss)		928,139,219
Net Assets		$4,203,564,524

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($164,638,210 ÷ 10,717,523 shares)(a)		$15.36
Maximum offering price per share (100/94.25 of $15.36)		$16.30
Class M :
Net Asset Value and redemption price per share ($47,232,678 ÷ 3,092,176 shares)(a)(b)		$15.27
Maximum offering price per share (100/96.50 of $15.27)		$15.82
Class C :
Net Asset Value and offering price per share ($27,686,810 ÷ 1,829,809 shares)(a)		$15.13
Asset Manager 60% :
Net Asset Value, offering price and redemption price per share ($2,110,379,912 ÷ 136,589,094 shares)		$15.45
Class I :
Net Asset Value, offering price and redemption price per share ($122,451,211 ÷ 7,926,667 shares)		$15.45
Class Z :
Net Asset Value, offering price and redemption price per share ($1,731,175,703 ÷ 112,169,825 shares)		$15.43
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends (including $1,272,069 earned from affiliated issuers)		$2,169,399
Interest		128,479
Income from Fidelity Central Funds (including $2,144 from security lending)		56,461,338
Total income		58,759,216
Expenses
Management fee	$12,869,163
Distribution and service plan fees	484,668
Custodian fees and expenses	9,436
Independent trustees' fees and expenses	5,744
Registration fees	50,090
Audit fees	17,331
Legal	6,382
Miscellaneous	8,261
Total expenses before reductions	13,451,075
Expense reductions	(487,969)
Total expenses after reductions		12,963,106
Net Investment income (loss)		45,796,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,499
Fidelity Central Funds	129,529,525
Other affiliated issuers	(4,931,477)
Foreign currency transactions	(10)
Futures contracts	(6,295,951)
Capital gain distributions from Fidelity Central Funds	118,125,611
Total net realized gain (loss)		236,429,197
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,946,130)
Fidelity Central Funds	(348,076,432)
Other affiliated issuers	(30,153,980)
Assets and liabilities in foreign currencies	(273)
Futures contracts	3,082,451
Total change in net unrealized appreciation (depreciation)		(378,094,364)
Net gain (loss)		(141,665,167)
Net increase (decrease) in net assets resulting from operations		$(95,869,057)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,796,110	$84,848,944
Net realized gain (loss)	236,429,197	90,875,031
Change in net unrealized appreciation (depreciation)	(378,094,364)	633,783,813
Net increase (decrease) in net assets resulting from operations	(95,869,057)	809,507,788
Distributions to shareholders	(137,720,618)	(76,628,870)

Share transactions - net increase (decrease)	94,625,755	(102,832,497)
Total increase (decrease) in net assets	(138,963,920)	630,046,421

Net Assets
Beginning of period	4,342,528,444	3,712,482,023
End of period	$4,203,564,524	$4,342,528,444

Financial Highlights
Fidelity Advisor Asset Manager® 60% Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.21	$13.51	$12.66	$15.88	$13.57	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.14	.27	.24	.23	.13	.15
Net realized and unrealized gain (loss)	(.53)	2.67	1.14	(3.08)	2.42	1.24
Total from investment operations	(.39)	2.94	1.38	(2.85)	2.55	1.39
Distributions from net investment income	(.28)	(.24)	(.25)	(.18)	(.12)	(.17)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.46)	(.24)	(.53)	(.37)	(.24)	(.50)
Net asset value, end of period	$15.36	$16.21	$13.51	$12.66	$15.88	$13.57
Total Return C,D,E	(2.42) %	21.95%	11.09%	(18.47)%	18.90%	11.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	.95%	.99%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.90 % H	.94%	.99%	.99%	.99%	1.00%
Expenses net of all reductions	.90% H	.94%	.99%	.99%	.99%	1.00%
Net investment income (loss)	1.82% H	1.79%	1.79%	1.55%	.84%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$164,638	$176,093	$149,985	$138,958	$167,442	$129,967
Portfolio turnover rate I	42 % H	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.10	$13.42	$12.58	$15.78	$13.48	$12.60
Income from Investment Operations
Net investment income (loss) A,B	.12	.23	.21	.19	.09	.12
Net realized and unrealized gain (loss)	(.53)	2.66	1.13	(3.07)	2.41	1.22
Total from investment operations	(.41)	2.89	1.34	(2.88)	2.50	1.34
Distributions from net investment income	(.24)	(.21)	(.22)	(.13)	(.08)	(.13)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.42)	(.21)	(.50)	(.32)	(.20)	(.46)
Net asset value, end of period	$15.27	$16.10	$13.42	$12.58	$15.78	$13.48
Total Return C,D,E	(2.56) %	21.67%	10.79%	(18.67)%	18.67%	10.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17% H	1.19%	1.23%	1.23%	1.24%	1.26%
Expenses net of fee waivers, if any	1.15 % H	1.18%	1.23%	1.23%	1.24%	1.25%
Expenses net of all reductions	1.15% H	1.18%	1.23%	1.23%	1.24%	1.25%
Net investment income (loss)	1.57% H	1.55%	1.55%	1.31%	.59%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$47,233	$50,835	$45,642	$43,630	$54,174	$49,060
Portfolio turnover rate I	42 % H	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.90	$13.25	$12.39	$15.55	$13.29	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.14	.12	.01	.05
Net realized and unrealized gain (loss)	(.52)	2.62	1.12	(3.05)	2.38	1.21
Total from investment operations	(.44)	2.77	1.26	(2.93)	2.39	1.26
Distributions from net investment income	(.15)	(.12)	(.12)	(.04)	- C	(.06)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.33)	(.12)	(.40)	(.23)	(.13) D	(.39)
Net asset value, end of period	$15.13	$15.90	$13.25	$12.39	$15.55	$13.29
Total Return E,F,G	(2.78) %	21.02%	10.30%	(19.15)%	18.02%	10.29%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.67% J	1.70%	1.76%	1.75%	1.77%	1.79%
Expenses net of fee waivers, if any	1.65 % J	1.69%	1.76%	1.75%	1.77%	1.76%
Expenses net of all reductions	1.65% J	1.69%	1.76%	1.75%	1.77%	1.76%
Net investment income (loss)	1.07% J	1.04%	1.03%	.79%	.06%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$27,687	$30,747	$30,786	$32,289	$55,262	$61,950
Portfolio turnover rate K	42 % J	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 60%

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$13.60	$12.75	$15.98	$13.65	$12.75
Income from Investment Operations
Net investment income (loss) A,B	.17	.31	.29	.28	.18	.19
Net realized and unrealized gain (loss)	(.53)	2.69	1.14	(3.10)	2.43	1.25
Total from investment operations	(.36)	3.00	1.43	(2.82)	2.61	1.44
Distributions from net investment income	(.33)	(.28)	(.29)	(.22)	(.16)	(.21)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.51)	(.28)	(.58) C	(.41)	(.28)	(.54)
Net asset value, end of period	$15.45	$16.32	$13.60	$12.75	$15.98	$13.65
Total Return D,E	(2.23) %	22.31%	11.38%	(18.20)%	19.28%	11.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.65%	.68%	.67%	.67%	.69%
Expenses net of fee waivers, if any	.60 % H	.64%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.60% H	.64%	.68%	.67%	.67%	.68%
Net investment income (loss)	2.12% H	2.09%	2.10%	1.87%	1.15%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$2,110,380	$2,282,371	$2,043,414	$1,935,217	$2,427,382	$2,950,010
Portfolio turnover rate I	42 % H	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.33	$13.61	$12.75	$15.99	$13.66	$12.76
Income from Investment Operations
Net investment income (loss) A,B	.17	.31	.28	.27	.17	.19
Net realized and unrealized gain (loss)	(.54)	2.68	1.15	(3.10)	2.43	1.24
Total from investment operations	(.37)	2.99	1.43	(2.83)	2.60	1.43
Distributions from net investment income	(.33)	(.27)	(.29)	(.22)	(.15)	(.20)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.51)	(.27)	(.57)	(.41)	(.27)	(.53)
Net asset value, end of period	$15.45	$16.33	$13.61	$12.75	$15.99	$13.66
Total Return C,D	(2.28) %	22.23%	11.39%	(18.27)%	19.20%	11.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67% G	.70%	.74%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.65 % G	.69%	.74%	.73%	.74%	.73%
Expenses net of all reductions	.65% G	.69%	.74%	.73%	.74%	.73%
Net investment income (loss)	2.07% G	2.04%	2.04%	1.81%	1.09%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$122,451	$114,376	$101,803	$95,499	$115,782	$51,429
Portfolio turnover rate H	42 % G	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 60% Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$13.60	$12.74	$15.98	$13.65	$12.76
Income from Investment Operations
Net investment income (loss) A,B	.17	.32	.30	.29	.19	.20
Net realized and unrealized gain (loss)	(.53)	2.69	1.15	(3.10)	2.43	1.24
Total from investment operations	(.36)	3.01	1.45	(2.81)	2.62	1.44
Distributions from net investment income	(.35)	(.29)	(.31)	(.24)	(.17)	(.22)
Distributions from net realized gain	(.18)	-	(.28)	(.19)	(.12)	(.33)
Total distributions	(.53)	(.29)	(.59)	(.43)	(.29)	(.55)
Net asset value, end of period	$15.43	$16.32	$13.60	$12.74	$15.98	$13.65
Total Return C,D	(2.25) %	22.40%	11.56%	(18.17)%	19.35%	11.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.58%	.61%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.53 % G	.57%	.60%	.60%	.61%	.62%
Expenses net of all reductions	.53% G	.57%	.60%	.60%	.61%	.62%
Net investment income (loss)	2.19% G	2.16%	2.18%	1.94%	1.22%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,731,176	$1,688,106	$1,340,852	$1,240,298	$1,412,486	$22,117
Portfolio turnover rate H	42 % G	17%	21%	23%	19%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 70%
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 23.3%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	597,920	51,289,594
Fidelity Floating Rate Central Fund (b)	529,588	51,025,814
Fidelity High Income Central Fund (b)	473,966	50,410,976
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,588,938	144,307,360
Fidelity International Credit Central Fund (b)	207,309	17,028,336
Fidelity Investment Grade Bond Central Fund (b)	11,811,043	1,163,623,978
iShares 20+ Year Treasury Bond ETF	795,342	72,399,982
TOTAL BOND FUNDS (Cost $1,594,491,223)		1,550,086,040

Domestic Equity Funds - 42.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	3,948,973	157,840,451
Fidelity Commodity Strategy Central Fund (b)	367,640	35,319,206
Fidelity Enhanced Large Cap Value ETF (c)	1,366,177	41,996,281
Fidelity Enhanced Mid Cap ETF (c)	2,159,061	67,664,972
Fidelity Enhanced Small Cap ETF (c)(d)	6,492,511	191,399,224
Fidelity Fundamental Small-Mid Cap ETF (c)	3,304,835	83,414,035
Fidelity Hedged Equity ETF (c)	2,500,216	65,951,198
Fidelity Real Estate Equity Central Fund (b)	240,600	33,222,033
Fidelity U.S. Equity Central Fund (b)	16,968,532	2,173,838,668
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,213,133,632)		2,850,646,068

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	2,689,295	599,928,004
Fidelity International Equity Central Fund (b)	12,863,367	1,397,218,919
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,517,063,714)		1,997,146,923

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/17/2025	4.25	1,000,000	998,107
US Treasury Bills 0% 4/24/2025 (f)	4.26	810,000	807,809
US Treasury Bills 0% 4/3/2025	4.26	3,960,000	3,959,066
US Treasury Bills 0% 5/1/2025 (f)	4.23	2,120,000	2,112,523
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,877,626)			7,877,505

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	286,545,586	286,602,896
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	45,370	45,375
TOTAL MONEY MARKET FUNDS (Cost $286,648,270)			286,648,271

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,619,214,465)	6,692,404,807
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(25,814,590)
NET ASSETS - 100.0%	6,666,590,217

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	19	Jun 2025	5,370,588	(48,181)	(48,181)
ICE MSCI EAFE Index Contracts (United States)	119	Jun 2025	14,376,985	(512,000)	(512,000)
ICE MSCI Emerging Markets Index Contracts (United States)	730	Jun 2025	40,544,200	(793,409)	(793,409)

TOTAL EQUITY CONTRACTS					(1,353,590)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	597	Jun 2025	66,397,594	1,421,421	1,421,421

TOTAL FUTURES CONTRACTS					67,831
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,724,862.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,374,420	433,294,243	200,065,767	2,272,822	-	-	286,602,896	286,545,586	0.5%
Fidelity Commodity Strategy Central Fund	27,185,642	7,757,210	1,409,976	819,785	(124,867)	1,911,197	35,319,206	367,640	13.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	52,817,391	2,875,098	-	2,875,098	-	(4,402,895)	51,289,594	597,920	18.7%
Fidelity Emerging Markets Equity Central Fund	604,281,598	45,577,522	30,555,557	3,878,236	(1,113,851)	(18,261,708)	599,928,004	2,689,295	24.2%
Fidelity Floating Rate Central Fund	50,513,496	3,435,466	2,131,358	2,253,516	(4,788)	(787,002)	51,025,814	529,588	3.1%
Fidelity High Income Central Fund	50,457,587	2,984,946	2,131,352	1,803,001	(1,398)	(898,807)	50,410,976	473,966	3.5%
Fidelity Inflation-Protected Bond Index Central Fund	100,173,488	48,502,319	4,623,875	2,635,631	(157,459)	412,887	144,307,360	1,588,938	18.9%
Fidelity International Credit Central Fund	17,137,551	890,797	710,503	496,762	(64,760)	(224,749)	17,028,336	207,309	17.6%
Fidelity International Equity Central Fund	1,384,495,532	136,853,563	89,429,296	19,188,511	(718,036)	(33,982,844)	1,397,218,919	12,863,367	24.7%
Fidelity Investment Grade Bond Central Fund	1,279,441,376	193,858,692	279,949,086	27,339,456	(6,976,855)	(22,750,149)	1,163,623,978	11,811,043	2.9%
Fidelity Real Estate Equity Central Fund	25,550,526	10,516,901	1,412,971	410,218	8,779	(1,441,202)	33,222,033	240,600	3.4%
Fidelity Securities Lending Cash Central Fund	14,064,700	515,275,137	529,294,462	8,469	-	-	45,375	45,370	0.0%
Fidelity U.S. Equity Central Fund	3,077,135,297	300,798,276	910,721,304	236,036,078	330,334,329	(623,707,930)	2,173,838,668	16,968,532	13.8%
Total	6,736,628,604	1,702,620,170	2,052,435,507	300,017,583	321,181,094	(704,133,202)	6,003,861,159	334,929,154

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	184,795,871	2,013,761	-	(326,459)	(24,615,200)	157,840,451	3,948,973
Fidelity Enhanced Large Cap Value ETF	-	45,735,728	4,201,397	196,327	63,026	398,924	41,996,281	1,366,177
Fidelity Enhanced Mid Cap ETF	27,121,493	106,592,238	59,664,846	358,236	(3,160,554)	(3,223,359)	67,664,972	2,159,061
Fidelity Enhanced Small Cap ETF	35,061,870	237,659,973	56,662,968	1,240,958	(5,924,751)	(18,734,900)	191,399,224	6,492,511
Fidelity Fundamental Small-Mid Cap ETF	-	91,144,071	1,008,371	150,513	(86,510)	(6,635,155)	83,414,035	3,304,835
Fidelity Hedged Equity ETF	87,199,053	-	19,923,957	320,411	1,650,385	(2,974,283)	65,951,198	2,500,216
	149,382,416	665,927,881	143,475,300	2,266,445	(7,784,863)	(55,783,973)	608,266,161	19,771,773

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,550,086,040	1,550,086,040	-	-

Domestic Equity Funds	2,850,646,068	2,850,646,068	-	-

International Equity Funds	1,997,146,923	1,997,146,923	-	-

U.S. Treasury Obligations	7,877,505	-	7,877,505	-

Money Market Funds	286,648,271	286,648,271	-	-
Total Investments in Securities:	6,692,404,807	6,684,527,302	7,877,505	-
Derivative Instruments:

Assets
Futures Contracts	1,421,421	1,421,421	-	-
Total Assets	1,421,421	1,421,421	-	-

Liabilities
Futures Contracts	(1,353,590)	(1,353,590)	-	-
Total Liabilities	(1,353,590)	(1,353,590)	-	-
Total Derivative Instruments:	67,831	67,831	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,353,590)
Total Equity Risk	0	(1,353,590)
Interest Rate Risk
Futures Contracts (a)	1,421,421	0
Total Interest Rate Risk	1,421,421	0
Total Value of Derivatives	1,421,421	(1,353,590)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 70%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,220) - See accompanying schedule:
Unaffiliated issuers (cost $86,728,454)	$80,277,487
Fidelity Central Funds (cost $3,878,456,281)	6,003,861,159
Other affiliated issuers (cost $654,029,730)	608,266,161

Total Investment in Securities (cost $4,619,214,465)		$6,692,404,807
Receivable for investments sold		47,014,835
Receivable for fund shares sold		735,860
Distributions receivable from Fidelity Central Funds		937,932
Prepaid expenses		2,895
Other receivables		3,612
Total assets		6,741,099,941
Liabilities
Payable for investments purchased	$65,849,667
Payable for fund shares redeemed	5,166,855
Accrued management fee	3,138,821
Distribution and service plan fees payable	101,520
Payable for daily variation margin on futures contracts	177,302
Other payables and accrued expenses	30,184
Collateral on securities loaned	45,375
Total liabilities		74,509,724
Net Assets		$6,666,590,217
Net Assets consist of:
Paid in capital		$4,598,596,425
Total accumulated earnings (loss)		2,067,993,792
Net Assets		$6,666,590,217

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($220,412,934 ÷ 8,152,540 shares)(a)		$27.04
Maximum offering price per share (100/94.25 of $27.04)		$28.69
Class M :
Net Asset Value and redemption price per share ($71,768,167 ÷ 2,653,892 shares)(a)		$27.04
Maximum offering price per share (100/96.50 of $27.04)		$28.02
Class C :
Net Asset Value and offering price per share ($28,089,392 ÷ 1,041,082 shares)(a)		$26.98
Asset Manager 70% :
Net Asset Value, offering price and redemption price per share ($3,996,163,940 ÷ 147,417,202 shares)(b)		$27.11
Class I :
Net Asset Value, offering price and redemption price per share ($67,147,387 ÷ 2,478,233 shares)		$27.09
Class Z :
Net Asset Value, offering price and redemption price per share ($2,283,008,397 ÷ 84,401,962 shares)		$27.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends (including $2,266,445 earned from affiliated issuers)		$3,695,269
Interest		208,830
Income from Fidelity Central Funds (including $8,469 from security lending)		80,256,832
Total income		84,160,931
Expenses
Management fee	$20,501,413
Distribution and service plan fees	632,269
Custodian fees and expenses	14,078
Independent trustees' fees and expenses	9,172
Registration fees	62,084
Audit fees	17,402
Legal	4,551
Miscellaneous	13,171
Total expenses before reductions	21,254,140
Expense reductions	(840,984)
Total expenses after reductions		20,413,156
Net Investment income (loss)		63,747,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,431
Fidelity Central Funds	321,181,094
Other affiliated issuers	(7,784,863)
Futures contracts	(11,131,415)
Capital gain distributions from Fidelity Central Funds	219,760,751
Total net realized gain (loss)		522,027,998
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,716,089)
Fidelity Central Funds	(704,133,202)
Other affiliated issuers	(55,783,973)
Futures contracts	4,737,800
Total change in net unrealized appreciation (depreciation)		(759,895,464)
Net gain (loss)		(237,867,466)
Net increase (decrease) in net assets resulting from operations		$(174,119,691)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,747,775	$119,678,101
Net realized gain (loss)	522,027,998	190,698,485
Change in net unrealized appreciation (depreciation)	(759,895,464)	1,089,791,695
Net increase (decrease) in net assets resulting from operations	(174,119,691)	1,400,168,281
Distributions to shareholders	(303,279,319)	(112,197,413)

Share transactions - net increase (decrease)	197,177,760	(352,820,573)
Total increase (decrease) in net assets	(280,221,250)	935,150,295

Net Assets
Beginning of period	6,946,811,467	6,011,661,172
End of period	$6,666,590,217	$6,946,811,467

Financial Highlights
Fidelity Advisor Asset Manager® 70% Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.97	$23.75	$22.33	$28.33	$23.67	$22.21
Income from Investment Operations
Net investment income (loss) A,B	.22	.41	.39	.40	.21	.25
Net realized and unrealized gain (loss)	(.98)	5.18	2.47	(5.69)	4.95	2.32
Total from investment operations	(.76)	5.59	2.86	(5.29)	5.16	2.57
Distributions from net investment income	(.43)	(.37)	(.42)	(.31)	(.18)	(.28)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(1.17)	(.37)	(1.44)	(.71)	(.50)	(1.11)
Net asset value, end of period	$27.04	$28.97	$23.75	$22.33	$28.33	$23.67
Total Return C,D,E	(2.67) %	23.74%	13.13%	(19.23)%	21.99%	11.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.94%	.97%	.96%	.96%	.99%
Expenses net of fee waivers, if any	.89 % H	.93%	.96%	.96%	.96%	.98%
Expenses net of all reductions	.89% H	.93%	.96%	.96%	.96%	.98%
Net investment income (loss)	1.55% H	1.54%	1.61%	1.50%	.76%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$220,413	$246,959	$204,082	$179,830	$219,595	$179,404
Portfolio turnover rate I	42 % H	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.94	$23.73	$22.30	$28.30	$23.65	$22.19
Income from Investment Operations
Net investment income (loss) A,B	.18	.34	.33	.33	.14	.19
Net realized and unrealized gain (loss)	(.98)	5.18	2.47	(5.69)	4.96	2.33
Total from investment operations	(.80)	5.52	2.80	(5.36)	5.10	2.52
Distributions from net investment income	(.36)	(.31)	(.35)	(.24)	(.13)	(.23)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(1.10)	(.31)	(1.37)	(.64)	(.45)	(1.06)
Net asset value, end of period	$27.04	$28.94	$23.73	$22.30	$28.30	$23.65
Total Return C,D,E	(2.80) %	23.42%	12.86%	(19.45)%	21.71%	11.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.16% H	1.18%	1.21%	1.21%	1.21%	1.23%
Expenses net of fee waivers, if any	1.14 % H	1.17%	1.21%	1.20%	1.21%	1.23%
Expenses net of all reductions	1.14% H	1.17%	1.21%	1.20%	1.21%	1.23%
Net investment income (loss)	1.30% H	1.29%	1.37%	1.25%	.51%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$71,768	$75,739	$66,988	$62,915	$80,784	$69,250
Portfolio turnover rate I	42 % H	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.79	$23.60	$22.18	$28.12	$23.50	$22.03
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.20	.19	- C	.08
Net realized and unrealized gain (loss)	(.97)	5.15	2.46	(5.66)	4.94	2.30
Total from investment operations	(.86)	5.36	2.66	(5.47)	4.94	2.38
Distributions from net investment income	(.21)	(.17)	(.22)	(.07)	-	(.08)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(.95)	(.17)	(1.24)	(.47)	(.32)	(.91)
Net asset value, end of period	$26.98	$28.79	$23.60	$22.18	$28.12	$23.50
Total Return D,E,F	(3.04) %	22.78%	12.25%	(19.84)%	21.12%	10.98%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.66% I	1.68%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.64 % I	1.67%	1.72%	1.72%	1.72%	1.74%
Expenses net of all reductions	1.64% I	1.67%	1.72%	1.72%	1.72%	1.74%
Net investment income (loss)	.80% I	.80%	.85%	.74%	-% J	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$28,089	$31,379	$31,474	$29,116	$44,170	$40,240
Portfolio turnover rate K	42 % I	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 70%

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.09	$23.85	$22.42	$28.43	$23.74	$22.27
Income from Investment Operations
Net investment income (loss) A,B	.26	.49	.46	.48	.29	.32
Net realized and unrealized gain (loss)	(.98)	5.19	2.48	(5.70)	4.97	2.33
Total from investment operations	(.72)	5.68	2.94	(5.22)	5.26	2.65
Distributions from net investment income	(.52)	(.44)	(.48)	(.39)	(.26)	(.35)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(1.26)	(.44)	(1.51) C	(.79)	(.57) C	(1.18)
Net asset value, end of period	$27.11	$29.09	$23.85	$22.42	$28.43	$23.74
Total Return D,E	(2.53) %	24.06%	13.46%	(18.98)%	22.39%	12.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.65%	.67%	.67%	.66%	.68%
Expenses net of fee waivers, if any	.59 % H	.64%	.67%	.66%	.66%	.68%
Expenses net of all reductions	.59% H	.64%	.67%	.66%	.66%	.68%
Net investment income (loss)	1.84% H	1.83%	1.90%	1.79%	1.06%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$3,996,164	$4,273,012	$3,733,445	$3,518,486	$4,523,497	$5,203,794
Portfolio turnover rate I	42 % H	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.10	$23.86	$22.43	$28.46	$23.75	$22.27
Income from Investment Operations
Net investment income (loss) A,B	.25	.48	.45	.47	.28	.31
Net realized and unrealized gain (loss)	(.98)	5.20	2.48	(5.71)	4.98	2.34
Total from investment operations	(.73)	5.68	2.93	(5.24)	5.26	2.65
Distributions from net investment income	(.54)	(.44)	(.48)	(.39)	(.24)	(.34)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(1.28)	(.44)	(1.50)	(.79)	(.55) C	(1.17)
Net asset value, end of period	$27.09	$29.10	$23.86	$22.43	$28.46	$23.75
Total Return D,E	(2.57) %	24.03%	13.43%	(19.03)%	22.37%	12.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.68%	.70%	.69%	.69%	.71%
Expenses net of fee waivers, if any	.64 % H	.67%	.69%	.69%	.69%	.71%
Expenses net of all reductions	.64% H	.67%	.69%	.69%	.69%	.71%
Net investment income (loss)	1.80% H	1.79%	1.88%	1.76%	1.03%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$67,147	$60,598	$46,254	$43,240	$54,440	$38,396
Portfolio turnover rate I	42 % H	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 70% Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.05	$23.82	$22.39	$28.41	$23.72	$22.26
Income from Investment Operations
Net investment income (loss) A,B	.27	.51	.48	.49	.32	.33
Net realized and unrealized gain (loss)	(.98)	5.19	2.48	(5.68)	4.96	2.33
Total from investment operations	(.71)	5.70	2.96	(5.19)	5.28	2.66
Distributions from net investment income	(.55)	(.47)	(.50)	(.42)	(.27)	(.37)
Distributions from net realized gain	(.74)	-	(1.02)	(.40)	(.32)	(.83)
Total distributions	(1.29)	(.47)	(1.53) C	(.83) C	(.59)	(1.20)
Net asset value, end of period	$27.05	$29.05	$23.82	$22.39	$28.41	$23.72
Total Return D,E	(2.50) %	24.16%	13.58%	(18.94)%	22.48%	12.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.57%	.59%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.52 % H	.56%	.59%	.59%	.59%	.60%
Expenses net of all reductions	.52% H	.56%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.92% H	1.91%	1.98%	1.86%	1.13%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,283,008	$2,259,123	$1,929,418	$1,698,474	$1,972,441	$28,723
Portfolio turnover rate I	42 % H	14%	19%	23%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 85%
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 13.1%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	374,081	32,088,653
Fidelity Floating Rate Central Fund (b)	359,151	34,604,184
Fidelity High Income Central Fund (b)	325,473	34,617,315
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,070,079	97,184,620
Fidelity International Credit Central Fund (b)	138,794	11,400,532
Fidelity Investment Grade Bond Central Fund (b)	3,299,411	325,057,936
iShares 20+ Year Treasury Bond ETF (c)	532,295	48,454,813
TOTAL BOND FUNDS (Cost $585,220,783)		583,408,053

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (d)	3,034,149	121,274,936
Fidelity Commodity Strategy Central Fund (b)	247,653	23,792,053
Fidelity Enhanced Large Cap Value ETF (c)(d)	1,048,803	32,240,204
Fidelity Enhanced Mid Cap ETF (d)	1,661,057	52,057,527
Fidelity Enhanced Small Cap ETF (c)(d)	4,987,859	147,042,084
Fidelity Fundamental Small-Mid Cap ETF (c)(d)	2,537,179	64,038,397
Fidelity Hedged Equity ETF (d)	1,673,026	44,131,414
Fidelity Real Estate Equity Central Fund (b)	162,736	22,470,526
Fidelity U.S. Equity Central Fund (b)	13,105,570	1,678,954,569
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,163,058,457)		2,186,001,710

International Equity Funds - 36.5%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	2,179,366	486,173,060
Fidelity International Equity Central Fund (b)	10,550,472	1,145,992,314
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,335,528,096)		1,632,165,374

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (f)	4.25	2,920,000	2,916,898
US Treasury Bills 0% 4/3/2025 (f)	4.26 to 4.27	5,480,000	5,478,708
US Treasury Bills 0% 6/20/2025 (f)	4.23	1,960,000	1,941,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,337,411)			10,337,309

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	97,721,393	97,740,937
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	17,614,764	17,616,525
TOTAL MONEY MARKET FUNDS (Cost $115,357,462)			115,357,462

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $3,209,502,209)	4,527,269,908
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(56,847,080)
NET ASSETS - 100.0%	4,470,422,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	486	Jun 2025	137,373,975	(1,149,447)	(1,149,447)
ICE MSCI EAFE Index Contracts (United States)	22	Jun 2025	2,657,930	(94,141)	(94,141)
ICE MSCI Emerging Markets Index Contracts (United States)	481	Jun 2025	26,714,740	(517,289)	(517,289)

TOTAL EQUITY CONTRACTS					(1,760,877)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	399	Jun 2025	44,376,281	949,995	949,995

TOTAL FUTURES CONTRACTS					(810,882)
The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated Fund
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,327,309.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,739,849	303,288,705	247,287,617	710,640	-	-	97,740,937	97,721,393	0.2%
Fidelity Commodity Strategy Central Fund	18,710,092	4,513,466	722,364	573,683	16,853	1,274,006	23,792,053	247,653	9.1%
Fidelity Emerging Markets Debt Local Currency Central Fund	33,044,499	1,798,767	-	1,798,767	-	(2,754,613)	32,088,653	374,081	11.7%
Fidelity Emerging Markets Equity Central Fund	455,976,074	64,407,479	20,282,952	3,066,370	58,170	(13,985,711)	486,173,060	2,179,366	19.6%
Fidelity Floating Rate Central Fund	-	35,865,921	629,707	974,506	(4,049)	(627,981)	34,604,184	359,151	2.1%
Fidelity High Income Central Fund	10,520,634	25,351,430	740,657	863,227	(4,128)	(509,964)	34,617,315	325,473	2.4%
Fidelity Inflation-Protected Bond Index Central Fund	62,911,014	36,262,452	2,328,471	1,674,026	(10,080)	349,705	97,184,620	1,070,079	12.8%
Fidelity International Credit Central Fund	10,755,714	1,190,117	369,351	315,507	(5,722)	(170,226)	11,400,532	138,794	11.8%
Fidelity International Equity Central Fund	1,068,267,506	163,919,110	61,933,844	15,181,391	(781,607)	(23,478,851)	1,145,992,314	10,550,472	20.2%
Fidelity Investment Grade Bond Central Fund	374,802,669	112,149,930	153,231,145	7,892,151	(6,191,098)	(2,472,420)	325,057,936	3,299,411	0.8%
Fidelity Real Estate Equity Central Fund	16,529,223	7,586,207	738,659	264,180	(15,273)	(890,972)	22,470,526	162,736	2.3%
Fidelity Securities Lending Cash Central Fund	43,201,600	480,263,834	505,848,908	44,873	-	-	17,616,526	17,614,764	0.1%
Fidelity U.S. Equity Central Fund	2,161,029,713	359,489,737	621,699,407	169,974,678	84,404,234	(304,269,709)	1,678,954,568	13,105,570	10.7%
Total	4,297,488,587	1,596,087,155	1,615,813,082	203,333,999	77,467,300	(347,536,736)	4,007,693,224	147,148,943

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	140,008,782	-	-	-	(18,733,846)	121,274,936	3,034,149
Fidelity Enhanced Large Cap Value ETF	-	34,339,101	2,441,547	148,930	39,534	303,116	32,240,204	1,048,803
Fidelity Enhanced Mid Cap ETF	16,993,987	77,120,516	37,462,589	259,227	(2,040,405)	(2,553,982)	52,057,527	1,661,057
Fidelity Enhanced Small Cap ETF	21,630,577	177,743,531	34,185,516	918,697	(3,609,157)	(14,537,352)	147,042,083	4,987,859
Fidelity Fundamental Small-Mid Cap ETF	-	69,062,468	-	114,173	-	(5,024,070)	64,038,398	2,537,179
Fidelity Hedged Equity ETF	54,785,359	-	9,708,293	208,108	805,650	(1,751,302)	44,131,414	1,673,026
	93,409,923	498,274,398	83,797,945	1,649,135	(4,804,378)	(42,297,436)	460,784,562	14,942,073

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	583,408,053	583,408,053	-	-

Domestic Equity Funds	2,186,001,710	2,186,001,710	-	-

International Equity Funds	1,632,165,374	1,632,165,374	-	-

U.S. Treasury Obligations	10,337,309	-	10,337,309	-

Money Market Funds	115,357,462	115,357,462	-	-
Total Investments in Securities:	4,527,269,908	4,516,932,599	10,337,309	-
Derivative Instruments:

Assets
Futures Contracts	949,995	949,995	-	-
Total Assets	949,995	949,995	-	-

Liabilities
Futures Contracts	(1,760,877)	(1,760,877)	-	-
Total Liabilities	(1,760,877)	(1,760,877)	-	-
Total Derivative Instruments:	(810,882)	(810,882)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,760,877)
Total Equity Risk	0	(1,760,877)
Interest Rate Risk
Futures Contracts (a)	949,995	0
Total Interest Rate Risk	949,995	0
Total Value of Derivatives	949,995	(1,760,877)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Asset Manager® 85%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,429,003) - See accompanying schedule:
Unaffiliated issuers (cost $63,046,610)	$58,792,122
Fidelity Central Funds (cost $2,649,646,840)	4,007,693,224
Other affiliated issuers (cost $496,808,759)	460,784,562

Total Investment in Securities (cost $3,209,502,209)		$4,527,269,908
Receivable for investments sold		8,169,898
Receivable for fund shares sold		2,073,540
Distributions receivable from Fidelity Central Funds		311,601
Receivable for daily variation margin on futures contracts		701,652
Prepaid expenses		1,820
Total assets		4,538,528,419
Liabilities
Payable for investments purchased	$44,744,888
Payable for fund shares redeemed	3,524,390
Accrued management fee	2,084,810
Distribution and service plan fees payable	108,470
Other payables and accrued expenses	26,508
Collateral on securities loaned	17,616,525
Total liabilities		68,105,591
Net Assets		$4,470,422,828
Net Assets consist of:
Paid in capital		$3,149,599,723
Total accumulated earnings (loss)		1,320,823,105
Net Assets		$4,470,422,828

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($251,622,869 ÷ 9,768,141 shares)(a)		$25.76
Maximum offering price per share (100/94.25 of $25.76)		$27.33
Class M :
Net Asset Value and redemption price per share ($48,436,424 ÷ 1,894,199 shares)(a)		$25.57
Maximum offering price per share (100/96.50 of $25.57)		$26.50
Class C :
Net Asset Value and offering price per share ($40,261,389 ÷ 1,593,505 shares)(a)		$25.27
Asset Manager 85% :
Net Asset Value, offering price and redemption price per share ($2,214,247,237 ÷ 84,832,658 shares)		$26.10
Class I :
Net Asset Value, offering price and redemption price per share ($68,362,500 ÷ 2,628,613 shares)		$26.01
Class Z :
Net Asset Value, offering price and redemption price per share ($1,847,492,409 ÷ 71,265,087 shares)		$25.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends (including $1,649,135 earned from affiliated issuers)		$2,569,547
Interest		204,327
Income from Fidelity Central Funds (including $44,874 from security lending)		45,180,341
Total income		47,954,215
Expenses
Management fee	$13,485,104
Distribution and service plan fees	670,600
Custodian fees and expenses	13,637
Independent trustees' fees and expenses	5,926
Registration fees	54,574
Audit fees	17,333
Legal	2,991
Miscellaneous	8,426
Total expenses before reductions	14,258,591
Expense reductions	(607,875)
Total expenses after reductions		13,650,716
Net Investment income (loss)		34,303,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,083
Fidelity Central Funds	77,467,300
Other affiliated issuers	(4,804,378)
Futures contracts	(10,903,325)
Capital gain distributions from Fidelity Central Funds	158,153,658
Total net realized gain (loss)		219,914,338
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,839,804)
Fidelity Central Funds	(347,536,736)
Other affiliated issuers	(42,297,436)
Futures contracts	(1,714,835)
Total change in net unrealized appreciation (depreciation)		(394,388,811)
Net gain (loss)		(174,474,473)
Net increase (decrease) in net assets resulting from operations		$(140,170,974)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,303,499	$60,293,654
Net realized gain (loss)	219,914,338	137,583,756
Change in net unrealized appreciation (depreciation)	(394,388,811)	750,701,182
Net increase (decrease) in net assets resulting from operations	(140,170,974)	948,578,592
Distributions to shareholders	(153,536,316)	(51,390,318)

Share transactions - net increase (decrease)	369,324,640	37,911,600
Total increase (decrease) in net assets	75,617,350	935,099,874

Net Assets
Beginning of period	4,394,805,478	3,459,705,604
End of period	$4,470,422,828	$4,394,805,478

Financial Highlights
Fidelity Advisor Asset Manager® 85% Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.46	$21.89	$19.79	$25.79	$20.73	$19.30
Income from Investment Operations
Net investment income (loss) A,B	.17	.30	.27	.30	.16	.19
Net realized and unrealized gain (loss)	(1.04)	5.53	2.82	(5.52)	5.31	2.29
Total from investment operations	(.87)	5.83	3.09	(5.22)	5.47	2.48
Distributions from net investment income	(.31)	(.26)	(.32)	(.24)	(.13)	(.22)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.83)	(.26)	(.99)	(.78)	(.41)	(1.05) C
Net asset value, end of period	$25.76	$27.46	$21.89	$19.79	$25.79	$20.73
Total Return D,E,F	(3.20) %	26.82%	15.95%	(21.00)%	26.59%	13.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.95%	.98%	.97%	.98%	1.00%
Expenses net of fee waivers, if any	.89 % I	.94%	.97%	.97%	.98%	.99%
Expenses net of all reductions	.89% I	.94%	.97%	.97%	.98%	.99%
Net investment income (loss)	1.23% I	1.23%	1.22%	1.24%	.64%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$251,623	$263,937	$202,554	$165,075	$191,715	$143,117
Portfolio turnover rate J	42 % I	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.23	$21.70	$19.62	$25.58	$20.57	$19.17
Income from Investment Operations
Net investment income (loss) A,B	.13	.24	.21	.24	.09	.14
Net realized and unrealized gain (loss)	(1.03)	5.49	2.80	(5.48)	5.28	2.27
Total from investment operations	(.90)	5.73	3.01	(5.24)	5.37	2.41
Distributions from net investment income	(.24)	(.20)	(.26)	(.18)	(.08)	(.18)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.76)	(.20)	(.93)	(.72)	(.36)	(1.01) C
Net asset value, end of period	$25.57	$27.23	$21.70	$19.62	$25.58	$20.57
Total Return D,E,F	(3.35) %	26.56%	15.62%	(21.21)%	26.30%	12.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.17% I	1.19%	1.23%	1.22%	1.23%	1.25%
Expenses net of fee waivers, if any	1.14 % I	1.18%	1.22%	1.22%	1.23%	1.25%
Expenses net of all reductions	1.14% I	1.18%	1.22%	1.22%	1.23%	1.25%
Net investment income (loss)	.98% I	.98%	.97%	1.00%	.39%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$48,436	$52,210	$46,123	$42,034	$54,864	$40,604
Portfolio turnover rate J	42 % I	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.84	$21.40	$19.36	$25.24	$20.31	$18.92
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.10	.11	(.03)	.04
Net realized and unrealized gain (loss)	(1.00)	5.41	2.76	(5.42)	5.21	2.24
Total from investment operations	(.94)	5.53	2.86	(5.31)	5.18	2.28
Distributions from net investment income	(.11)	(.09)	(.15)	(.03)	-	(.06)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.25)	(.84)
Total distributions	(.63)	(.09)	(.82)	(.57)	(.25)	(.89) C
Net asset value, end of period	$25.27	$26.84	$21.40	$19.36	$25.24	$20.31
Total Return D,E,F	(3.54) %	25.90%	15.00%	(21.61)%	25.65%	12.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.67% I	1.69%	1.74%	1.74%	1.74%	1.76%
Expenses net of fee waivers, if any	1.64 % I	1.68%	1.74%	1.73%	1.74%	1.76%
Expenses net of all reductions	1.64% I	1.68%	1.74%	1.73%	1.74%	1.76%
Net investment income (loss)	.48% I	.48%	.46%	.48%	(.13)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$40,261	$44,716	$39,038	$36,141	$49,896	$44,510
Portfolio turnover rate J	42 % I	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Asset Manager® 85%

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.85	$22.18	$20.05	$26.10	$20.96	$19.50
Income from Investment Operations
Net investment income (loss) A,B	.21	.38	.33	.37	.23	.25
Net realized and unrealized gain (loss)	(1.05)	5.61	2.85	(5.58)	5.38	2.32
Total from investment operations	(.84)	5.99	3.18	(5.21)	5.61	2.57
Distributions from net investment income	(.39)	(.32)	(.38)	(.30)	(.19)	(.27)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.91)	(.32)	(1.05)	(.84)	(.47)	(1.11)
Net asset value, end of period	$26.10	$27.85	$22.18	$20.05	$26.10	$20.96
Total Return C,D	(3.07) %	27.23%	16.21%	(20.76)%	27.00%	13.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62% G	.66%	.70%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.60 % G	.65%	.69%	.68%	.68%	.69%
Expenses net of all reductions	.60% G	.65%	.69%	.68%	.68%	.69%
Net investment income (loss)	1.52% G	1.51%	1.50%	1.53%	.94%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,214,247	$2,341,235	$1,892,890	$1,697,192	$2,185,948	$2,520,790
Portfolio turnover rate H	42 % G	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.76	$22.11	$19.99	$26.03	$20.91	$19.45
Income from Investment Operations
Net investment income (loss) A,B	.20	.37	.33	.36	.22	.24
Net realized and unrealized gain (loss)	(1.04)	5.60	2.84	(5.56)	5.36	2.32
Total from investment operations	(.84)	5.97	3.17	(5.20)	5.58	2.56
Distributions from net investment income	(.38)	(.32)	(.38)	(.30)	(.18)	(.26)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.91) C	(.32)	(1.05)	(.84)	(.46)	(1.10)
Net asset value, end of period	$26.01	$27.76	$22.11	$19.99	$26.03	$20.91
Total Return D,E	(3.09) %	27.20%	16.19%	(20.78)%	26.93%	13.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.68%	.72%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.64 % H	.68%	.71%	.71%	.71%	.72%
Expenses net of all reductions	.64% H	.68%	.71%	.71%	.71%	.72%
Net investment income (loss)	1.48% H	1.49%	1.48%	1.50%	.90%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$68,363	$64,912	$58,137	$51,528	$60,989	$31,606
Portfolio turnover rate I	42 % H	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Asset Manager® 85% Class Z

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.70	$22.06	$19.95	$25.99	$20.87	$19.43
Income from Investment Operations
Net investment income (loss) A,B	.22	.40	.35	.39	.26	.26
Net realized and unrealized gain (loss)	(1.05)	5.59	2.83	(5.55)	5.34	2.31
Total from investment operations	(.83)	5.99	3.18	(5.16)	5.60	2.57
Distributions from net investment income	(.43)	(.35)	(.40)	(.34)	(.21)	(.30)
Distributions from net realized gain	(.52)	-	(.67)	(.54)	(.28)	(.84)
Total distributions	(.95)	(.35)	(1.07)	(.88)	(.48) C	(1.13) C
Net asset value, end of period	$25.92	$27.70	$22.06	$19.95	$25.99	$20.87
Total Return D,E	(3.06) %	27.36%	16.31%	(20.71)%	27.11%	13.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.58%	.60%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.53 % H	.57%	.60%	.59%	.60%	.61%
Expenses net of all reductions	.53% H	.57%	.60%	.59%	.60%	.61%
Net investment income (loss)	1.59% H	1.60%	1.60%	1.62%	1.01%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,847,492	$1,627,796	$1,220,964	$1,094,119	$1,258,721	$24,683
Portfolio turnover rate I	42 % H	16%	24%	27%	18%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	0.02%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Futures Restricted Securities	0.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	0.03%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	0.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	0.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Futures Restricted Securities Swaps Forward Foreign Currency contracts	Less than.005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	0.02%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	10,576
Fidelity Asset Manager 70%	3,612

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Asset Manager 20%	5,129,647,932	499,836,748	(196,107,150)	303,729,598
Fidelity Asset Manager 30%	1,822,878,134	229,139,637	(89,227,343)	139,912,294
Fidelity Asset Manager 40%	1,973,699,625	341,814,842	(86,335,120)	255,479,722
Fidelity Asset Manager 50%	7,664,091,969	1,962,292,212	(306,217,459)	1,656,074,753
Fidelity Asset Manager 60%	3,500,988,752	835,512,580	(116,878,039)	718,634,541
Fidelity Asset Manager 70%	5,063,559,736	1,764,429,678	(135,516,776)	1,628,912,902
Fidelity Asset Manager 85%	3,416,721,955	1,170,370,965	(60,633,894)	1,109,737,071

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Asset Manager 20%	(82,928,508)	(107,531,483)	(190,459,991)
Fidelity Asset Manager 30%	(28,928,870)	(41,338,810)	(70,267,680)
Fidelity Asset Manager 40%	(38,898,928)	(5,010,201)	(43,909,129)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	3,910,352	7,997,665
Total Equity Risk	3,910,352	7,997,665
Interest Rate Risk
Futures Contracts	(4,513,327)	1,494,761
Total Interest Rate Risk	(4,513,327)	1,494,761
Totals	(602,975)	9,492,426
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	637,244	3,567,313
Total Equity Risk	637,244	3,567,313
Interest Rate Risk
Futures Contracts	(1,737,771)	519,642
Total Interest Rate Risk	(1,737,771)	519,642
Totals	(1,100,527)	4,086,955
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	919,771	3,266,557
Total Equity Risk	919,771	3,266,557
Interest Rate Risk
Futures Contracts	(1,950,951)	594,107
Total Interest Rate Risk	(1,950,951)	594,107
Totals	(1,031,180)	3,860,664
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	3,771,783	13,181,969
Total Equity Risk	3,771,783	13,181,969
Interest Rate Risk
Futures Contracts	(8,243,447)	2,517,160
Total Interest Rate Risk	(8,243,447)	2,517,160
Totals	(4,471,664)	15,699,129
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	(2,678,135)	1,940,759
Total Equity Risk	(2,678,135)	1,940,759
Interest Rate Risk
Futures Contracts	(3,617,816)	1,141,692
Total Interest Rate Risk	(3,617,816)	1,141,692
Totals	(6,295,951)	3,082,451
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	(5,382,098)	2,924,718
Total Equity Risk	(5,382,098)	2,924,718
Interest Rate Risk
Futures Contracts	(5,749,317)	1,813,082
Total Interest Rate Risk	(5,749,317)	1,813,082
Totals	(11,131,415)	4,737,800
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	(7,390,470)	(2,909,044)
Total Equity Risk	(7,390,470)	(2,909,044)
Interest Rate Risk
Futures Contracts	(3,512,855)	1,194,209
Total Interest Rate Risk	(3,512,855)	1,194,209
Totals	(10,903,325)	(1,714,835)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period., unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Asset Manager 30%	119,051,091
Fidelity Asset Manager 60%	137,176,342
Fidelity Asset Manager 70%	222,255,742
Fidelity Asset Manager 85%	192,719,628

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	925,143,468	960,830,646
Fidelity Asset Manager 30%	285,641,100	371,127,554
Fidelity Asset Manager 40%	358,075,801	439,253,390
Fidelity Asset Manager 50%	1,602,910,295	1,981,577,308
Fidelity Asset Manager 60%	882,697,633	908,098,034
Fidelity Asset Manager 70%	1,429,673,790	1,466,550,580
Fidelity Asset Manager 85%	1,320,025,234	946,474,501
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Asset Manager 20%
Class A	.54
Class M	.54
Class C	.54
Asset Manager 20%	.48
Class I	.52
Class Z	.45
Fidelity Asset Manager 30%
Class A	.54
Class M	.54
Class C	.55
Asset Manager 30%	.49
Class I	.55
Class Z	.46
Fidelity Asset Manager 40%
Class A	.55
Class M	.54
Class C	.56
Asset Manager 40%	.50
Class I	.54
Class Z	.46
Fidelity Asset Manager 50%
Class A	.62
Class M	.61
Class C	.62
Asset Manager 50%	.58
Class I	.60
Class Z	.50
Fidelity Asset Manager 60%
Class A	.70
Class M	.69
Class C	.72
Asset Manager 60%	.64
Class I	.70
Class Z	.57
Fidelity Asset Manager 70%
Class A	.68
Class M	.67
Class C	.69
Asset Manager 70%	.64
Class I	.66
Class Z	.56
Fidelity Asset Manager 85%
Class A	.68
Class M	.68
Class C	.70
Asset Manager 85%	.66
Class I	.68
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Asset Manager 20%
Class A	.50
Class M	.50
Class C	.50
Asset Manager 20%	.48
Class I	.50
Class Z	.45
Fidelity Asset Manager 30%
Class A	.52
Class M	.51
Class C	.51
Asset Manager 30%	.49
Class I	.52
Class Z	.46
Fidelity Asset Manager 40%
Class A	.51
Class M	.51
Class C	.51
Asset Manager 40%	.49
Class I	.51
Class Z	.46
Fidelity Asset Manager 50%
Class A	.56
Class M	.56
Class C	.56
Asset Manager 50%	.52
Class I	.56
Class Z	.45
Fidelity Asset Manager 60%
Class A	.66
Class M	.66
Class C	.66
Asset Manager 60%	.62
Class I	.67
Class Z	.55
Fidelity Asset Manager 70%
Class A	.66
Class M	.66
Class C	.66
Asset Manager 70%	.62
Class I	.66
Class Z	.54
Fidelity Asset Manager 85%
Class A	.66
Class M	.66
Class C	.66
Asset Manager 85%	.62
Class I	.66
Class Z	.55

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	- %	.25%	63,493	3,920
Class M	.25%	.25%	71,100	344
Class C	.75%	.25%	67,015	9,676
			201,608	13,940
Fidelity Asset Manager 30%
Class A	- %	.25%	91,885	1,563
Class M	.25%	.25%	54,996	356
Class C	.75%	.25%	87,208	5,779
			234,089	7,698
Fidelity Asset Manager 40%
Class A	- %	.25%	99,249	2,912
Class M	.25%	.25%	36,242	220
Class C	.75%	.25%	89,353	14,949
			224,844	18,081
Fidelity Asset Manager 50%
Class A	- %	.25%	158,942	2,607
Class M	.25%	.25%	129,996	619
Class C	.75%	.25%	127,904	12,728
			416,842	15,954
Fidelity Asset Manager 60%
Class A	- %	.25%	214,310	6,124
Class M	.25%	.25%	123,730	608
Class C	.75%	.25%	146,628	13,082
			484,668	19,814
Fidelity Asset Manager 70%
Class A	- %	.25%	294,004	5,477
Class M	.25%	.25%	186,957	1,503
Class C	.75%	.25%	151,308	20,937
			632,269	27,917
Fidelity Asset Manager 85%
Class A	- %	.25%	325,563	4,436
Class M	.25%	.25%	128,332	787
Class C	.75%	.25%	216,705	32,852
			670,600	38,075

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Asset Manager 20%
Class A	9,925
Class M	456
Class C A	4
10,385
Fidelity Asset Manager 30%
Class A	9,732
Class M	226
Class C A	45
10,003
Fidelity Asset Manager 40%
Class A	13,700
Class M	993
Class C A	71
14,764
Fidelity Asset Manager 50%
Class A	13,012
Class M	1,700
Class C A	478
15,190
Fidelity Asset Manager 60%
Class A	17,666
Class M	2,353
Class C A	204
20,223
Fidelity Asset Manager 70%
Class A	50,747
Class M	3,341
Class C A	323
54,411
Fidelity Asset Manager 85%
Class A	95,294
Class M	3,747
Class C A	517
99,558

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Asset Manager 20%	-	819,698	(64,270)
Fidelity Asset Manager 30%	16,255	-	-
Fidelity Asset Manager 40%	26,427	-	-
Fidelity Asset Manager 50%	49,537	6,017	(983)
Fidelity Asset Manager 60%	8,626	39,788	(3,649)
Fidelity Asset Manager 70%	35,744	6,017	(983)
Fidelity Asset Manager 85%	115,655	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Asset Manager 20%	5,820
Fidelity Asset Manager 30%	2,158
Fidelity Asset Manager 40%	2,445
Fidelity Asset Manager 50%	10,325
Fidelity Asset Manager 60%	4,620
Fidelity Asset Manager 70%	7,366
Fidelity Asset Manager 85%	4,777
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Asset Manager 20%	738	-	-
Fidelity Asset Manager 30%	1,016	-	-
Fidelity Asset Manager 40%	102	-	-
Fidelity Asset Manager 50%	182	-	-
Fidelity Asset Manager 60%	233	-	-
Fidelity Asset Manager 70%	910	-	-
Fidelity Asset Manager 85%	4,846	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive each Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced each applicable Fund's management fee as follows:

Waiver ($)
Fidelity Asset Manager 20%	735,059
Fidelity Asset Manager 30%	279,950
Fidelity Asset Manager 40%	221,499
Fidelity Asset Manager 50%	1,012,763
Fidelity Asset Manager 60%	487,877
Fidelity Asset Manager 70%	840,964
Fidelity Asset Manager 85%	607,846

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Asset Manager 20%	221
Fidelity Asset Manager 30%	35
Fidelity Asset Manager 40%	20
Fidelity Asset Manager 50%	5
Fidelity Asset Manager 60%	92
Fidelity Asset Manager 70%	20
Fidelity Asset Manager 85%	29
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$827,957	$1,614,258
Class M	427,212	807,127
Class C	167,778	345,680
Asset Manager 20%	53,554,287	111,418,426
Class I	303,494	634,416
Class Z	41,794,590	66,681,204
Total	$97,075,318	$181,501,111
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$1,130,693	$1,943,744
Class M	316,426	544,973
Class C	215,061	394,050
Asset Manager 30%	22,294,629	42,001,215
Class I	325,741	583,332
Class Z	9,378,929	15,279,822
Total	$33,661,479	$60,747,136
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$1,179,575	$ 1,777,802
Class M	202,703	298,696
Class C	202,734	294,472
Asset Manager 40%	24,584,564	39,403,941
Class I	542,003	986,609
Class Z	10,138,736	15,699,746
Total	$36,850,315	$58,461,266
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$3,376,937	$2,538,278
Class M	1,333,954	913,668
Class C	587,710	365,278
Asset Manager 50%	199,222,485	166,630,353
Class I	1,580,428	1,278,134
Class Z	63,018,683	48,005,662
Total	$269,120,197	$219,731,373
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$4,890,585	$2,652,010
Class M	1,300,033	690,690
Class C	614,537	266,846
Asset Manager 60%	70,064,401	41,191,825
Class I	4,094,113	2,013,085
Class Z	56,756,949	29,814,414
Total	$137,720,618	$76,628,870
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$9,459,798	$3,188,852
Class M	2,858,573	877,257
Class C	1,002,993	210,030
Asset Manager 70%	181,634,572	68,070,748
Class I	3,250,326	881,622
Class Z	105,073,057	38,968,904
Total	$303,279,319	$112,197,413
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$7,890,588	$2,494,828
Class M	1,446,598	423,417
Class C	1,024,887	164,582
Asset Manager 85%	75,912,909	27,538,017
Class I	2,306,849	818,202
Class Z	64,954,485	19,951,272
Total	$153,536,316	$51,390,318
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2025	Year ended September 30, 2024	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Asset Manager 20%
Class A
Shares sold	512,475	756,043	$7,005,902	$10,065,442
Reinvestment of distributions	58,621	118,147	799,302	1,564,404
Shares redeemed	(705,683)	(1,327,518)	(9,658,578)	(17,598,562)
Net increase (decrease)	(134,587)	(453,328)	$(1,853,374)	$(5,968,716)
Class M
Shares sold	114,257	177,076	$1,559,075	$2,371,649
Reinvestment of distributions	31,243	60,690	424,765	801,817
Shares redeemed	(233,980)	(384,389)	(3,189,386)	(5,073,147)
Net increase (decrease)	(88,480)	(146,623)	$(1,205,546)	$(1,899,681)
Class C
Shares sold	81,558	156,082	$1,106,015	$2,066,430
Reinvestment of distributions	12,326	26,033	166,302	340,668
Shares redeemed	(159,811)	(486,121)	(2,168,208)	(6,338,959)
Net increase (decrease)	(65,927)	(304,006)	$(895,891)	$(3,931,861)
Asset Manager 20%
Shares sold	9,095,335	11,215,521	$124,814,444	$149,128,279
Reinvestment of distributions	3,684,239	7,893,037	50,314,931	104,717,434
Shares redeemed	(21,411,664)	(54,220,268)	(293,969,751)	(720,374,609)
Net increase (decrease)	(8,632,090)	(35,111,710)	$(118,840,376)	$(466,528,896)
Class I
Shares sold	303,940	551,791	$4,178,776	$7,302,032
Reinvestment of distributions	20,437	44,859	279,282	594,827
Shares redeemed	(370,798)	(930,893)	(5,092,863)	(12,259,824)
Net increase (decrease)	(46,421)	(334,243)	$(634,805)	$(4,362,965)
Class Z
Shares sold	41,175,897	44,374,685	$564,099,960	$591,702,923
Reinvestment of distributions	3,058,528	5,010,649	41,721,294	66,538,508
Shares redeemed	(23,788,827)	(39,756,930)	(325,531,481)	(529,241,337)
Net increase (decrease)	20,445,598	9,628,404	$280,289,773	$129,000,094
Fidelity Asset Manager 30%
Class A
Shares sold	379,811	573,144	$4,559,981	$6,592,479
Reinvestment of distributions	93,581	167,570	1,117,261	1,922,978
Shares redeemed	(439,530)	(1,089,202)	(5,278,541)	(12,466,079)
Net increase (decrease)	33,862	(348,488)	$398,701	$(3,950,622)
Class M
Shares sold	78,572	338,406	$938,827	$3,904,979
Reinvestment of distributions	26,533	47,520	316,006	544,100
Shares redeemed	(183,963)	(484,411)	(2,198,539)	(5,547,522)
Net increase (decrease)	(78,858)	(98,485)	$(943,706)	$(1,098,443)
Class C
Shares sold	107,024	167,117	$1,268,931	$1,880,592
Reinvestment of distributions	18,244	34,832	215,041	393,933
Shares redeemed	(277,540)	(578,854)	(3,294,793)	(6,557,430)
Net increase (decrease)	(152,272)	(376,905)	$(1,810,821)	$(4,282,905)
Asset Manager 30%
Shares sold	5,007,785	6,570,137	$60,140,419	$75,685,352
Reinvestment of distributions	1,730,222	3,389,277	20,633,173	38,825,202
Shares redeemed	(13,005,580)	(28,294,272)	(156,089,071)	(323,763,396)
Net increase (decrease)	(6,267,573)	(18,334,858)	$(75,315,479)	$(209,252,842)
Class I
Shares sold	960,746	444,611	$11,415,842	$5,141,642
Reinvestment of distributions	25,945	48,501	309,623	554,478
Shares redeemed	(250,406)	(1,265,992)	(3,002,336)	(14,197,103)
Net increase (decrease)	736,285	(772,880)	$8,723,129	$(8,500,983)
Class Z
Shares sold	5,824,889	11,203,138	$69,853,584	$129,392,872
Reinvestment of distributions	782,493	1,323,066	9,327,001	15,200,134
Shares redeemed	(4,108,969)	(8,243,365)	(49,324,188)	(95,021,783)
Net increase (decrease)	2,498,413	4,282,839	$29,856,397	$49,571,223
Fidelity Asset Manager 40%
Class A
Shares sold	585,766	1,088,313	$7,732,556	$13,700,645
Reinvestment of distributions	89,742	143,398	1,173,921	1,772,788
Shares redeemed	(607,569)	(1,200,112)	(8,010,723)	(15,029,269)
Net increase (decrease)	67,939	31,599	$895,754	$444,164
Class M
Shares sold	43,397	148,111	$568,763	$1,846,826
Reinvestment of distributions	15,379	23,917	200,876	295,466
Shares redeemed	(151,761)	(143,376)	(2,000,500)	(1,776,075)
Net increase (decrease)	(92,985)	28,652	$(1,230,861)	$366,217
Class C
Shares sold	110,038	263,734	$1,438,291	$3,300,896
Reinvestment of distributions	15,524	23,840	201,984	293,198
Shares redeemed	(226,950)	(425,449)	(2,974,330)	(5,302,243)
Net increase (decrease)	(101,388)	(137,875)	$(1,334,055)	$(1,708,149)
Asset Manager 40%
Shares sold	9,295,112	15,299,452	$122,558,232	$191,960,436
Reinvestment of distributions	1,730,452	2,925,404	22,621,149	36,101,041
Shares redeemed	(13,493,230)	(25,570,280)	(177,638,501)	(318,687,337)
Net increase (decrease)	(2,467,666)	(7,345,424)	$(32,459,120)	$(90,625,860)
Class I
Shares sold	680,569	558,807	$8,890,267	$6,923,574
Reinvestment of distributions	37,222	64,911	486,844	801,475
Shares redeemed	(333,659)	(1,310,426)	(4,381,098)	(16,436,127)
Net increase (decrease)	384,132	(686,708)	$4,996,013	$(8,711,078)
Class Z
Shares sold	3,794,281	6,966,485	$49,935,828	$86,979,485
Reinvestment of distributions	767,432	1,267,912	10,031,361	15,660,901
Shares redeemed	(4,329,875)	(7,280,751)	(57,120,608)	(90,702,970)
Net increase (decrease)	231,838	953,646	$2,846,581	$11,937,416
Fidelity Asset Manager 50%
Class A
Shares sold	284,058	774,682	$5,924,063	$15,313,918
Reinvestment of distributions	159,645	126,787	3,276,753	2,469,521
Shares redeemed	(685,478)	(1,157,390)	(14,271,549)	(22,860,895)
Net increase (decrease)	(241,775)	(255,921)	$(5,070,733)	$(5,077,456)
Class M
Shares sold	145,739	334,742	$3,048,578	$6,582,390
Reinvestment of distributions	64,793	46,879	1,327,790	912,483
Shares redeemed	(234,403)	(553,014)	(4,871,957)	(10,874,154)
Net increase (decrease)	(23,871)	(171,393)	$(495,589)	$(3,379,281)
Class C
Shares sold	66,342	198,642	$1,368,541	$3,814,728
Reinvestment of distributions	28,797	18,889	584,038	362,961
Shares redeemed	(175,201)	(621,324)	(3,606,126)	(11,746,591)
Net increase (decrease)	(80,062)	(403,793)	$(1,653,547)	$(7,568,902)
Asset Manager 50%
Shares sold	7,935,063	12,613,181	$166,395,779	$250,697,463
Reinvestment of distributions	9,049,659	7,977,817	186,744,588	155,974,251
Shares redeemed	(28,339,712)	(56,629,402)	(594,125,877)	(1,117,953,389)
Net increase (decrease)	(11,354,990)	(36,038,404)	$(240,985,510)	$(711,281,675)
Class I
Shares sold	880,762	605,683	$18,260,201	$11,779,756
Reinvestment of distributions	63,074	59,284	1,299,022	1,157,501
Shares redeemed	(307,095)	(799,275)	(6,440,294)	(15,759,949)
Net increase (decrease)	636,741	(134,308)	$13,118,929	$(2,822,692)
Class Z
Shares sold	11,855,211	11,120,215	$249,050,637	$218,430,902
Reinvestment of distributions	3,062,913	2,457,138	62,949,834	47,959,443
Shares redeemed	(7,634,667)	(14,631,076)	(158,896,391)	(288,926,321)
Net increase (decrease)	7,283,457	(1,053,723)	$153,104,080	$(22,535,976)
Fidelity Asset Manager 60%
Class A
Shares sold	621,646	1,424,286	$9,868,439	$21,029,850
Reinvestment of distributions	311,975	179,359	4,820,010	2,611,472
Shares redeemed	(1,081,175)	(1,840,485)	(17,192,530)	(27,292,603)
Net increase (decrease)	(147,554)	(236,840)	$(2,504,081)	$(3,651,281)
Class M
Shares sold	84,473	194,671	$1,333,222	$2,897,894
Reinvestment of distributions	84,304	47,309	1,295,751	685,506
Shares redeemed	(234,500)	(484,773)	(3,705,434)	(7,198,714)
Net increase (decrease)	(65,723)	(242,793)	$(1,076,461)	$(3,615,314)
Class C
Shares sold	110,974	264,419	$1,727,827	$3,842,051
Reinvestment of distributions	40,099	18,469	611,517	265,392
Shares redeemed	(255,419)	(672,617)	(3,992,356)	(9,837,570)
Net increase (decrease)	(104,346)	(389,729)	$(1,653,012)	$(5,730,127)
Asset Manager 60%
Shares sold	9,147,200	16,002,883	$146,482,882	$238,735,225
Reinvestment of distributions	4,159,924	2,580,465	64,603,624	37,778,004
Shares redeemed	(16,544,681)	(28,967,041)	(263,994,583)	(430,818,143)
Net increase (decrease)	(3,237,557)	(10,383,693)	$(52,908,077)	$(154,304,914)
Class I
Shares sold	1,628,617	984,225	$26,104,612	$14,643,693
Reinvestment of distributions	250,578	133,670	3,891,478	1,956,935
Shares redeemed	(957,961)	(1,594,746)	(15,142,592)	(23,936,059)
Net increase (decrease)	921,234	(476,851)	$14,853,498	$(7,335,431)
Class Z
Shares sold	12,778,985	15,508,989	$204,422,607	$231,243,958
Reinvestment of distributions	3,644,240	2,028,906	56,522,166	29,662,606
Shares redeemed	(7,714,575)	(12,682,336)	(123,030,885)	(189,101,994)
Net increase (decrease)	8,708,650	4,855,559	$137,913,888	$71,804,570
Fidelity Asset Manager 70%
Class A
Shares sold	490,595	974,719	$13,834,874	$25,811,978
Reinvestment of distributions	335,820	119,781	9,174,607	3,086,747
Shares redeemed	(1,198,289)	(1,161,837)	(33,761,720)	(30,751,229)
Net increase (decrease)	(371,874)	(67,337)	$(10,752,239)	$(1,852,504)
Class M
Shares sold	172,606	234,358	$4,863,210	$6,119,820
Reinvestment of distributions	103,822	33,702	2,839,531	869,517
Shares redeemed	(239,308)	(473,935)	(6,733,174)	(12,589,448)
Net increase (decrease)	37,120	(205,875)	$969,567	$(5,600,111)
Class C
Shares sold	84,862	182,323	$2,383,873	$4,786,909
Reinvestment of distributions	36,649	8,149	1,001,254	209,910
Shares redeemed	(170,200)	(434,297)	(4,779,865)	(11,287,169)
Net increase (decrease)	(48,689)	(243,825)	$(1,394,738)	$(6,290,350)
Asset Manager 70%
Shares sold	6,822,577	11,770,175	$193,683,528	$311,999,792
Reinvestment of distributions	6,218,864	2,474,885	170,272,501	63,901,522
Shares redeemed	(12,507,337)	(23,922,716)	(354,245,633)	(633,720,450)
Net increase (decrease)	534,104	(9,677,656)	$9,710,396	$(257,819,136)
Class I
Shares sold	860,966	613,134	$24,490,502	$15,922,849
Reinvestment of distributions	107,896	32,109	2,953,124	829,707
Shares redeemed	(572,707)	(501,699)	(16,070,307)	(13,239,477)
Net increase (decrease)	396,155	143,544	$11,373,319	$3,513,079
Class Z
Shares sold	7,422,824	8,781,627	$212,982,925	$227,759,908
Reinvestment of distributions	3,839,406	1,510,044	104,854,168	38,913,835
Shares redeemed	(4,620,785)	(13,543,030)	(130,565,638)	(351,445,294)
Net increase (decrease)	6,641,445	(3,251,359)	$187,271,455	$(84,771,551)
Fidelity Asset Manager 85%
Class A
Shares sold	832,814	1,725,915	$22,494,796	$42,591,975
Reinvestment of distributions	300,135	103,272	7,857,535	2,481,623
Shares redeemed	(976,028)	(1,473,053)	(26,319,046)	(36,790,060)
Net increase (decrease)	156,921	356,134	$4,033,285	$8,283,538
Class M
Shares sold	137,664	256,713	$3,686,625	$6,303,505
Reinvestment of distributions	55,483	17,720	1,443,122	422,978
Shares redeemed	(216,527)	(482,284)	(5,790,775)	(11,874,709)
Net increase (decrease)	(23,380)	(207,851)	$(661,028)	$(5,148,226)
Class C
Shares sold	134,792	306,013	$3,562,735	$7,352,859
Reinvestment of distributions	39,676	6,931	1,020,865	163,786
Shares redeemed	(246,774)	(471,077)	(6,520,575)	(11,466,181)
Net increase (decrease)	(72,306)	(158,133)	$(1,936,975)	$(3,949,536)
Asset Manager 85%
Shares sold	6,004,865	10,662,963	$164,338,951	$266,205,108
Reinvestment of distributions	2,694,991	1,063,928	71,444,211	25,874,717
Shares redeemed	(7,931,609)	(12,993,858)	(216,641,463)	(325,535,184)
Net increase (decrease)	768,247	(1,266,967)	$19,141,699	$(33,455,359)
Class I
Shares sold	581,107	500,098	$15,824,851	$12,341,753
Reinvestment of distributions	85,224	32,308	2,251,608	783,146
Shares redeemed	(376,464)	(823,201)	(10,238,335)	(20,658,297)
Net increase (decrease)	289,867	(290,795)	$7,838,124	$(7,533,398)
Class Z
Shares sold	13,876,578	11,231,785	$379,974,851	$279,888,316
Reinvestment of distributions	2,456,932	824,014	64,666,462	19,916,426
Shares redeemed	(3,838,902)	(8,624,055)	(103,731,778)	(220,090,161)
Net increase (decrease)	12,494,608	3,431,744	$340,909,535	$79,714,581
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Asset Manager 20%	43%
Fidelity Asset Manager 30%	28%
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	41%
Fidelity Asset Manager 70%	34%
Fidelity Asset Manager 85%	39%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.878280.117
AR-SANN-0525
30% Allocation Fund
50% Allocation Fund
70% Allocation Fund
85% Allocation Fund

(formerly Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Growth Allocation Fund, respectively)

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
30% Allocation Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $163,899)	15,380	160,101

Domestic Equity Funds - 21.2%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $53,662)	444	68,043

International Equity Funds - 9.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $26,285)	2,045	28,994

Short-Term Funds - 20.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $62,665)	6,416	64,165

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $306,511)	321,303
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	321,302

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	61,805	5,156	2,396	1,228	26	(426)	64,165	6,416
Fidelity Total International Index Fund	27,900	3,465	982	767	(13)	(1,376)	28,994	2,045
Fidelity Total Market Index Fund	65,436	10,755	5,980	645	554	(2,722)	68,043	444
Fidelity U.S. Bond Index Fund	154,894	13,650	5,214	2,730	88	(3,317)	160,101	15,380
	310,035	33,026	14,572	5,370	655	(7,841)	321,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	160,101	160,101	-	-

Domestic Equity Funds	68,043	68,043	-	-

International Equity Funds	28,994	28,994	-	-

Short-Term Funds	64,165	64,165	-	-
Total Investments in Securities:	321,303	321,303	-	-
30% Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $306,511)	$321,303

Total Investment in Securities (cost $306,511)		$321,303
Receivable for investments sold		3,484
Receivable for fund shares sold		279
Total assets		325,066
Liabilities
Payable for investments purchased	$3,764
Total liabilities		3,764
Net Assets		$321,302
Net Assets consist of:
Paid in capital		$308,976
Total accumulated earnings (loss)		12,326
Net Assets		$321,302
Net Asset Value, offering price and redemption price per share ($321,302 ÷ 32,300 shares)		$9.95
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,370
Expenses
Management fee	$157
Independent trustees' fees and expenses	1
Total expenses before reductions	158
Expense reductions	(157)
Total expenses after reductions		1
Net Investment income (loss)		5,369
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	655
Total net realized gain (loss)		655
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(7,841)
Total change in net unrealized appreciation (depreciation)		(7,841)
Net gain (loss)		(7,186)
Net increase (decrease) in net assets resulting from operations		$(1,817)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,369	$6,752
Net realized gain (loss)	655	(580)
Change in net unrealized appreciation (depreciation)	(7,841)	34,477
Net increase (decrease) in net assets resulting from operations	(1,817)	40,649
Distributions to shareholders	(5,262)	(6,576)

Share transactions
Proceeds from sales of shares	14,784	68,221
Reinvestment of distributions	5,262	6,576
Cost of shares redeemed	(1,701)	(17,261)

Net increase (decrease) in net assets resulting from share transactions	18,345	57,536
Total increase (decrease) in net assets	11,266	91,609

Net Assets
Beginning of period	310,036	218,427
End of period	$321,302	$310,036

Other Information
Shares
Sold	1,480	7,222
Issued in reinvestment of distributions	531	689
Redeemed	(170)	(1,873)
Net increase (decrease)	1,841	6,038

Financial Highlights
30% Allocation Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$8.94	$8.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.24	.20	.08
Net realized and unrealized gain (loss)	(.23)	1.24	.39	(1.47)
Total from investment operations	(.06)	1.48	.59	(1.39)
Distributions from net investment income	(.17)	(.24)	(.20)	(.06)
Total distributions	(.17)	(.24)	(.20)	(.06)
Net asset value, end of period	$9.95	$10.18	$8.94	$8.55
Total Return D,E	(.58) %	16.82%	6.90%	(13.93)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10%	.11%	.10% H
Expenses net of fee waivers, if any I	- % H	-%	-%	-% H
Expenses net of all reductions I	-% H	-%	-%	-% H
Net investment income (loss)	3.43% H	2.56%	2.21%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$321	$310	$218	$158
Portfolio turnover rate J	9 % H	11%	19%	11% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
50% Allocation Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 39.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $387,881)	37,241	387,680

Domestic Equity Funds - 35.3%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $291,677)	2,240	343,648

International Equity Funds - 15.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $135,373)	10,309	146,181

Short-Term Funds - 9.9%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $94,705)	9,719	97,186

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $909,636)	974,695
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	974,696

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	81,707	22,438	6,472	1,755	(18)	(469)	97,186	9,719
Fidelity Total International Index Fund	123,011	37,750	7,974	3,688	(52)	(6,554)	146,181	10,309
Fidelity Total Market Index Fund	288,892	91,729	25,365	3,101	241	(11,849)	343,648	2,240
Fidelity U.S. Bond Index Fund	328,447	92,667	26,760	6,203	(1,756)	(4,918)	387,680	37,241
	822,057	244,584	66,571	14,747	(1,585)	(23,790)	974,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	387,680	387,680	-	-

Domestic Equity Funds	343,648	343,648	-	-

International Equity Funds	146,181	146,181	-	-

Short-Term Funds	97,186	97,186	-	-
Total Investments in Securities:	974,695	974,695	-	-
50% Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $909,636)	$974,695

Total Investment in Securities (cost $909,636)		$974,695
Receivable for investments sold		14,747
Receivable for fund shares sold		1,664
Total assets		991,106
Liabilities
Payable for investments purchased	$16,410
Total liabilities		16,410
Net Assets		$974,696
Net Assets consist of:
Paid in capital		$913,082
Total accumulated earnings (loss)		61,614
Net Assets		$974,696
Net Asset Value, offering price and redemption price per share ($974,696 ÷ 94,180 shares)		$10.35
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,747
Expenses
Management fee	$445
Independent trustees' fees and expenses	1
Total expenses before reductions	446
Expense reductions	(445)
Total expenses after reductions		1
Net Investment income (loss)		14,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,585)
Total net realized gain (loss)		(1,585)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(23,790)
Total change in net unrealized appreciation (depreciation)		(23,790)
Net gain (loss)		(25,375)
Net increase (decrease) in net assets resulting from operations		$(10,629)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,746	$14,390
Net realized gain (loss)	(1,585)	(993)
Change in net unrealized appreciation (depreciation)	(23,790)	106,184
Net increase (decrease) in net assets resulting from operations	(10,629)	119,581
Distributions to shareholders	(14,647)	(12,560)

Share transactions
Proceeds from sales of shares	186,253	329,720
Reinvestment of distributions	14,647	12,560
Cost of shares redeemed	(22,985)	(66,976)

Net increase (decrease) in net assets resulting from share transactions	177,915	275,304
Total increase (decrease) in net assets	152,639	382,325

Net Assets
Beginning of period	822,057	439,732
End of period	$974,696	$822,057

Other Information
Shares
Sold	17,735	33,795
Issued in reinvestment of distributions	1,413	1,294
Redeemed	(2,198)	(6,804)
Net increase (decrease)	16,950	28,285

Financial Highlights
50% Allocation Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$8.98	$8.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.22	.18	.06
Net realized and unrealized gain (loss)	(.28)	1.66	.69	(1.74)
Total from investment operations	(.11)	1.88	.87	(1.68)
Distributions from net investment income	(.17)	(.22)	(.18)	(.03)
Distributions from net realized gain	- D	-	-	-
Total distributions	(.18) E	(.22)	(.18)	(.03)
Net asset value, end of period	$10.35	$10.64	$8.98	$8.29
Total Return F,G	(1.06) %	21.17%	10.62%	(16.81)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10% J	.10%	.11%	.10% J
Expenses net of fee waivers, if any K	- % J	-%	-%	-% J
Expenses net of all reductions K	-% J	-%	-%	-% J
Net investment income (loss)	3.32% J	2.28%	2.05%	1.07% J
Supplemental Data
Net assets, end of period (000 omitted)	$975	$822	$440	$252
Portfolio turnover rate L	15 % J	15%	21%	12% J

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
70% Allocation Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 24.8%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $284,791)	27,178	282,918

Domestic Equity Funds - 49.3%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $462,362)	3,662	561,853

International Equity Funds - 20.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $217,430)	16,841	238,804

Short-Term Funds - 5.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $55,330)	5,682	56,817

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,019,913)	1,140,392
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,140,392

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Short-Term Bond Index Fund	54,033	9,394	6,259	1,132	(23)	(328)	56,817	5,682
Fidelity Total International Index Fund	227,179	49,654	26,595	6,698	(309)	(11,125)	238,804	16,841
Fidelity Total Market Index Fund	533,080	108,072	60,727	5,687	511	(19,083)	561,853	3,662
Fidelity U.S. Bond Index Fund	271,184	52,928	35,495	5,003	(1,545)	(4,154)	282,918	27,178
	1,085,476	220,048	129,076	18,520	(1,366)	(34,690)	1,140,392

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	282,918	282,918	-	-

Domestic Equity Funds	561,853	561,853	-	-

International Equity Funds	238,804	238,804	-	-

Short-Term Funds	56,817	56,817	-	-
Total Investments in Securities:	1,140,392	1,140,392	-	-
70% Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,019,913)	$1,140,392

Total Investment in Securities (cost $1,019,913)		$1,140,392
Receivable for investments sold		19,858
Receivable for fund shares sold		1,019
Total assets		1,161,269
Liabilities
Payable for investments purchased	$20,877
Total liabilities		20,877
Net Assets		$1,140,392
Net Assets consist of:
Paid in capital		$1,025,275
Total accumulated earnings (loss)		115,117
Net Assets		$1,140,392
Net Asset Value, offering price and redemption price per share ($1,140,392 ÷ 105,405 shares)		$10.82
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,520
Expenses
Management fee	$575
Independent trustees' fees and expenses	2
Total expenses before reductions	577
Expense reductions	(575)
Total expenses after reductions		2
Net Investment income (loss)		18,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,366)
Total net realized gain (loss)		(1,366)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(34,690)
Total change in net unrealized appreciation (depreciation)		(34,690)
Net gain (loss)		(36,056)
Net increase (decrease) in net assets resulting from operations		$(17,538)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,518	$16,563
Net realized gain (loss)	(1,366)	1,618
Change in net unrealized appreciation (depreciation)	(34,690)	164,711
Net increase (decrease) in net assets resulting from operations	(17,538)	182,892
Distributions to shareholders	(22,787)	(12,595)

Share transactions
Proceeds from sales of shares	141,375	389,924
Reinvestment of distributions	22,787	12,595
Cost of shares redeemed	(68,921)	(27,294)

Net increase (decrease) in net assets resulting from share transactions	95,241	375,225
Total increase (decrease) in net assets	54,916	545,522

Net Assets
Beginning of period	1,085,476	539,954
End of period	$1,140,392	$1,085,476

Other Information
Shares
Sold	12,712	38,964
Issued in reinvestment of distributions	2,092	1,280
Redeemed	(6,220)	(2,813)
Net increase (decrease)	8,584	37,431

Financial Highlights
70% Allocation Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$9.09	$8.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.20	.17	.04
Net realized and unrealized gain (loss)	(.35)	2.09	1.00	(1.97)
Total from investment operations	(.17)	2.29	1.17	(1.93)
Distributions from net investment income	(.22)	(.17)	(.15)	-
Total distributions	(.22)	(.17)	(.15)	-
Net asset value, end of period	$10.82	$11.21	$9.09	$8.07
Total Return D,E	(1.54) %	25.50%	14.55%	(19.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10%	.11%	.10% H
Expenses net of fee waivers, if any I	- % H	-%	-%	-% H
Expenses net of all reductions I	-% H	-%	-%	-% H
Net investment income (loss)	3.23% H	1.99%	1.94%	.73% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,140	$1,085	$540	$340
Portfolio turnover rate J	23 % H	7%	26%	34% H

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
85% Allocation Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.9%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $228,099)	21,966	228,664

Domestic Equity Funds - 60.2%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $772,755)	6,037	926,123

International Equity Funds - 24.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $348,468)	26,987	382,672

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,349,322)	1,537,459
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	1,537,458

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Total International Index Fund	327,965	102,745	31,597	9,369	(505)	(15,936)	382,672	26,987
Fidelity Total Market Index Fund	791,760	214,023	43,423	8,091	2,623	(38,860)	926,123	6,037
Fidelity U.S. Bond Index Fund	197,206	56,653	21,505	3,686	(1,193)	(2,497)	228,664	21,966
	1,316,931	373,421	96,525	21,146	925	(57,293)	1,537,459

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	228,664	228,664	-	-

Domestic Equity Funds	926,123	926,123	-	-

International Equity Funds	382,672	382,672	-	-
Total Investments in Securities:	1,537,459	1,537,459	-	-
85% Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,349,322)	$1,537,459

Total Investment in Securities (cost $1,349,322)		$1,537,459
Cash		1
Receivable for investments sold		25,113
Receivable for fund shares sold		2,751
Total assets		1,565,324
Liabilities
Payable for investments purchased	$27,866
Total liabilities		27,866
Net Assets		$1,537,458
Net Assets consist of:
Paid in capital		$1,352,662
Total accumulated earnings (loss)		184,796
Net Assets		$1,537,458
Net Asset Value, offering price and redemption price per share ($1,537,458 ÷ 138,923 shares)		$11.07
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,146
Expenses
Management fee	$707
Independent trustees' fees and expenses	2
Total expenses before reductions	709
Expense reductions	(707)
Total expenses after reductions		2
Net Investment income (loss)		21,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	925
Total net realized gain (loss)		925
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(57,293)
Total change in net unrealized appreciation (depreciation)		(57,293)
Net gain (loss)		(56,368)
Net increase (decrease) in net assets resulting from operations		$(35,224)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,144	$19,452
Net realized gain (loss)	925	991
Change in net unrealized appreciation (depreciation)	(57,293)	245,711
Net increase (decrease) in net assets resulting from operations	(35,224)	266,154
Distributions to shareholders	(25,327)	(16,293)

Share transactions
Proceeds from sales of shares	280,079	368,070
Reinvestment of distributions	25,327	16,293
Cost of shares redeemed	(24,327)	(58,511)

Net increase (decrease) in net assets resulting from share transactions	281,079	325,852
Total increase (decrease) in net assets	220,528	575,713

Net Assets
Beginning of period	1,316,930	741,217
End of period	$1,537,458	$1,316,930

Other Information
Shares
Sold	24,312	36,777
Issued in reinvestment of distributions	2,255	1,644
Redeemed	(2,136)	(5,538)
Net increase (decrease)	24,431	32,883

Financial Highlights
85% Allocation Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$9.08	$7.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.19	.15	.03
Net realized and unrealized gain (loss)	(.38)	2.41	1.21	(2.16)
Total from investment operations	(.21)	2.60	1.36	(2.13)
Distributions from net investment income	(.21)	(.18)	(.15)	-
Distributions from net realized gain	- D	-	-	-
Total distributions	(.22) E	(.18)	(.15)	-
Net asset value, end of period	$11.07	$11.50	$9.08	$7.87
Total Return F,G	(1.88) %	28.94%	17.49%	(21.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10% J	.10%	.11%	.10% J
Expenses net of fee waivers, if any K	- % J	-%	-%	-% J
Expenses net of all reductions K	-% J	-%	-%	-% J
Net investment income (loss)	3.00% J	1.81%	1.68%	.46% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,537	$1,317	$741	$353
Portfolio turnover rate L	14 % J	7%	20%	14% J

AFor the period February 9, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
30% Allocation Fund, 50% Allocation Fund, 70% Allocation Fund, 85% Allocation Fund (the Funds)(formerly Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Growth Allocation Fund, respectively) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
30% Allocation Fund	309,542	18,927	(7,166)	11,761
50% Allocation Fund	915,757	69,538	(10,600)	58,938
70% Allocation Fund	1,025,238	123,770	(8,616)	115,154
85% Allocation Fund	1,355,354	197,698	(15,593)	182,105

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
30% Allocation Fund	(158)	(265)	(423)
70% Allocation Fund	(1,392)	(215)	(1,607)

Due to large subscriptions in a prior period, 50% Allocation Fund and 85% Allocation Fund are subject to annual limits on their use of some of their unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Funds from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
30% Allocation Fund	33,026	14,572
50% Allocation Fund	244,584	66,571
70% Allocation Fund	220,048	129,076
85% Allocation Fund	373,421	96,525
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2027. For the period, management fees were reduced by the following amounts:

Management Fee Waiver ($)
30% Allocation Fund	157
50% Allocation Fund	445
70% Allocation Fund	575
85% Allocation Fund	707

6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
30% Allocation Fund	22%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904653.103
HSA-SANN-0525
Fidelity® Sustainable Multi-Asset Fund

Semi-Annual Report
March 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Multi-Asset Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 24.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	267,720	2,479,083
Fidelity Long-Term Treasury Bond Index Fund (a)	111,513	1,061,598
Fidelity Sustainable Core Plus Bond Fund (a)	462,068	4,301,851
TOTAL BOND FUNDS (Cost $7,785,733)		7,842,532

Domestic Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Sustainable U.S. Equity ETF (a)	159,692	3,878,567
Fidelity U.S. Sustainability Index Fund (a)	379,946	9,209,882
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,433,088)		13,088,449

International Equity Funds - 35.5%
	Shares	Value ($)
Fidelity International Sustainability Index Fund (a)	356,408	4,508,567
Fidelity Sustainable Emerging Markets Equity Fund (a)	239,993	2,164,738
Fidelity Sustainable International Equity Fund (a)	504,413	4,832,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,590,060)		11,505,579

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,808,881)	32,436,560
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,149
NET ASSETS - 100.0%	32,437,709

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	55,276	55,276	16	-	-	-	-	0.0%
Total	-	55,276	55,276	16	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	2,075,298	898,658	488,137	46,061	(14,451)	7,715	2,479,083	267,720
Fidelity International Sustainability Index Fund	3,789,862	1,487,368	544,408	90,870	(8,305)	(215,950)	4,508,567	356,408
Fidelity Long-Term Treasury Bond Index Fund	741,042	726,421	338,622	20,733	(10,873)	(56,370)	1,061,598	111,513
Fidelity Sustainable Core Plus Bond Fund	3,622,009	1,294,441	536,552	79,642	(2,962)	(75,085)	4,301,851	462,068
Fidelity Sustainable Emerging Markets Equity Fund	1,525,621	1,081,147	354,528	25,409	(7,895)	(79,607)	2,164,738	239,993
Fidelity Sustainable International Equity Fund	4,053,232	1,722,509	646,786	76,667	(4,184)	(292,497)	4,832,274	504,413
Fidelity Sustainable Low Duration Bond Fund	346,304	3,217	349,804	236	8,694	(8,411)	-	-
Fidelity Sustainable U.S. Equity ETF	3,453,800	869,896	-	58,787	-	(445,129)	3,878,567	159,692
Fidelity U.S. Sustainability Index Fund	8,023,866	3,794,683	1,982,327	111,330	(48,540)	(577,800)	9,209,882	379,946
	27,631,034	11,878,340	5,241,164	509,735	(88,516)	(1,743,134)	32,436,560

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	7,842,532	7,842,532	-	-

Domestic Equity Funds	13,088,449	13,088,449	-	-

International Equity Funds	11,505,579	11,505,579	-	-
Total Investments in Securities:	32,436,560	32,436,560	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $29,808,881)	$32,436,560

Total Investment in Securities (cost $29,808,881)		$32,436,560
Cash		3,074
Receivable for investments sold		145,954
Receivable for fund shares sold		6,178
Receivable from investment adviser for expense reductions		1,366
Total assets		32,593,132
Liabilities
Payable for fund shares redeemed	$152,133
Accrued management fee	2,736
Distribution and service plan fees payable	554
Total liabilities		155,423
Net Assets		$32,437,709
Net Assets consist of:
Paid in capital		$30,198,563
Total accumulated earnings (loss)		2,239,146
Net Assets		$32,437,709

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($439,020 ÷ 43,113 shares)(a)		$10.18
Maximum offering price per share (100/94.25 of $10.18)		$10.80
Class M :
Net Asset Value and redemption price per share ($254,436 ÷ 25,002 shares)(a)		$10.18
Maximum offering price per share (100/96.50 of $10.18)		$10.55
Class C :
Net Asset Value and offering price per share ($417,882 ÷ 41,181 shares)(a)		$10.15
Fidelity Sustainable Multi-Asset Fund :
Net Asset Value, offering price and redemption price per share ($29,276,258 ÷ 2,871,583 shares)		$10.20
Class I :
Net Asset Value, offering price and redemption price per share ($2,050,113 ÷ 201,067 shares)		$10.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$458,677
Income from Fidelity Central Funds		16
Total income		458,693
Expenses
Management fee	$15,246
Distribution and service plan fees	3,302
Independent trustees' fees and expenses	39
Total expenses before reductions	18,587
Expense reductions	(7,758)
Total expenses after reductions		10,829
Net Investment income (loss)		447,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(88,516)
Capital gain distributions from underlying funds:
Affiliated issuers	51,058
Total net realized gain (loss)		(37,458)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,743,134)
Total change in net unrealized appreciation (depreciation)		(1,743,134)
Net gain (loss)		(1,780,592)
Net increase (decrease) in net assets resulting from operations		$(1,332,728)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$447,864	$363,250
Net realized gain (loss)	(37,458)	(139,311)
Change in net unrealized appreciation (depreciation)	(1,743,134)	4,339,314
Net increase (decrease) in net assets resulting from operations	(1,332,728)	4,563,253
Distributions to shareholders	(532,031)	(291,724)

Share transactions - net increase (decrease)	6,666,591	9,915,438
Total increase (decrease) in net assets	4,801,832	14,186,967

Net Assets
Beginning of period	27,635,877	13,448,910
End of period	$32,437,709	$27,635,877

Financial Highlights
Fidelity Advisor® Sustainable Multi-Asset Fund Class A

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$8.71	$7.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.15	.14	.02
Net realized and unrealized gain (loss)	(.60)	2.09	.91	(2.23)
Total from investment operations	(.46)	2.24	1.05	(2.21)
Distributions from net investment income	(.16)	(.15)	(.13)	-
Total distributions	(.16)	(.15)	(.13)	-
Net asset value, end of period	$10.18	$10.80	$8.71	$7.79
Total Return D,E,F	(4.25) %	25.95%	13.56%	(22.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.30 % I	.30%	.30%	.30% I
Expenses net of all reductions	.30% I	.30%	.30%	.30% I
Net investment income (loss)	2.72% I	1.55%	1.66%	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$439	$449	$285	$163
Portfolio turnover rate J	35 % I	38%	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class M

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$8.70	$7.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.13	.12	- D
Net realized and unrealized gain (loss)	(.59)	2.08	.92	(2.23)
Total from investment operations	(.46)	2.21	1.04	(2.23)
Distributions from net investment income	(.14)	(.13)	(.11)	-
Total distributions	(.14)	(.13)	(.11)	-
Net asset value, end of period	$10.18	$10.78	$8.70	$7.77
Total Return E,F,G	(4.31) %	25.55%	13.46%	(22.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60% J	.60%	.60%	.60% J
Expenses net of fee waivers, if any	.55 % J	.55%	.55%	.55% J
Expenses net of all reductions	.55% J	.55%	.55%	.55% J
Net investment income (loss)	2.47% J	1.30%	1.41%	.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$254	$264	$206	$169
Portfolio turnover rate K	35 % J	38%	45%	111% J

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class C

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$8.66	$7.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.08	.08	(.03)
Net realized and unrealized gain (loss)	(.59)	2.07	.91	(2.22)
Total from investment operations	(.49)	2.15	.99	(2.25)
Distributions from net investment income	(.09)	(.08)	(.08)	-
Total distributions	(.09)	(.08)	(.08)	-
Net asset value, end of period	$10.15	$10.73	$8.66	$7.75
Total Return D,E,F	(4.60) %	25.01%	12.80%	(22.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10% I	1.10%	1.10%	1.10% I
Expenses net of fee waivers, if any	1.05 % I	1.05%	1.05%	1.05% I
Expenses net of all reductions	1.05% I	1.05%	1.05%	1.05% I
Net investment income (loss)	1.97% I	.80%	.91%	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$418	$421	$312	$229
Portfolio turnover rate J	35 % I	38%	45%	111% I

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Multi-Asset Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.18	.17	.03
Net realized and unrealized gain (loss)	(.60)	2.09	.91	(2.23)
Total from investment operations	(.44)	2.27	1.08	(2.20)
Distributions from net investment income	(.19)	(.17)	(.15)	-
Total distributions	(.19)	(.17)	(.15)	-
Net asset value, end of period	$10.20	$10.83	$8.73	$7.80
Total Return D,E	(4.08) %	26.26%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.05 % H	.05%	.05%	.05% H
Expenses net of all reductions	.05% H	.05%	.05%	.05% H
Net investment income (loss)	2.97% H	1.80%	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$29,276	$24,833	$11,866	$4,010
Portfolio turnover rate I	35 % H	38%	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Multi-Asset Fund Class I

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$8.73	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.18	.17	.03
Net realized and unrealized gain (loss)	(.60)	2.09	.91	(2.23)
Total from investment operations	(.44)	2.27	1.08	(2.20)
Distributions from net investment income	(.19)	(.17)	(.15)	-
Total distributions	(.19)	(.17)	(.15)	-
Net asset value, end of period	$10.20	$10.83	$8.73	$7.80
Total Return D,E	(4.09) %	26.26%	13.91%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.05 % H	.05%	.05%	.05% H
Expenses net of all reductions	.05% H	.05%	.05%	.05% H
Net investment income (loss)	2.97% H	1.80%	1.91%	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,050	$1,670	$780	$300
Portfolio turnover rate I	35 % H	38%	45%	111% H

AFor the period February 10, 2022 (commencement of operations) through September 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Multi-Asset Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,892,442
Gross unrealized depreciation	(439,278)
Net unrealized appreciation (depreciation)	$2,453,164
Tax cost	$29,983,396

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(105,520)
Long-term	(119,294)
Total capital loss carryforward	$(224,814)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	11,878,340	5,241,164
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	562	229
Class M	.25%	.25%	652	546
Class C	.75%	.25%	2,088	1,218
			3,302	1,993

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	189
Class M	7
Class CA	4
200

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.30%	113
Class M	.55%	65
Class C	1.05%	107
Fidelity Sustainable Multi-Asset Fund	.05%	6,906
Class I	.05%	459
		7,650
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $108.
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Sustainable Multi-Asset Fund
Distributions to shareholders
Class A	$6,917	$4,949
Class M	3,383	2,977
Class C	3,436	3,050
Fidelity Sustainable Multi-Asset Fund	488,123	262,724
Class I	30,172	18,024
Total	$532,031	$291,724
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2025	Year ended September 30, 2024	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	4,055	15,238	$43,215	$152,814
Reinvestment of distributions	669	523	6,917	4,949
Shares redeemed	(3,137)	(6,942)	(33,438)	(71,295)
Net increase (decrease)	1,587	8,819	$16,694	$86,468
Class M
Shares sold	225	475	$2,356	$4,513
Reinvestment of distributions	327	315	3,383	2,977
Net increase (decrease)	552	790	$5,739	$7,490
Class C
Shares sold	4,211	5,295	$43,826	$52,119
Reinvestment of distributions	333	323	3,436	3,050
Shares redeemed	(2,626)	(2,388)	(27,550)	(23,280)
Net increase (decrease)	1,918	3,230	$19,712	$31,889
Fidelity Sustainable Multi-Asset Fund
Shares sold	867,095	1,350,034	$9,158,034	$13,273,452
Reinvestment of distributions	43,025	23,978	444,881	226,832
Shares redeemed	(331,138)	(440,690)	(3,474,314)	(4,345,431)
Net increase (decrease)	578,982	933,322	$6,128,601	$9,154,853
Class I
Shares sold	50,598	65,512	$536,858	$643,360
Reinvestment of distributions	2,771	1,763	28,653	16,680
Shares redeemed	(6,439)	(2,480)	(69,666)	(25,302)
Net increase (decrease)	46,930	64,795	$495,845	$634,738
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Multi-Asset Fund.	13%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	32%
Fidelity Sustainable International Equity Fund	39%
Fidelity Sustainable Core Plus Bond Fund	11%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904617.103
MAF-SANN-0525
Fidelity® Health Savings Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Health Savings Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	16,665	666,100
Fidelity Commodity Strategy Central Fund (a)	23,668	2,273,796
Fidelity Enhanced Large Cap Value ETF (b)	5,481	168,486
Fidelity Enhanced Mid Cap ETF (b)	8,892	278,675
Fidelity Enhanced Small Cap ETF (b)	26,402	778,331
Fidelity Fundamental Small-Mid Cap ETF (b)	13,249	334,405
Fidelity U.S. Equity Central Fund (a)	69,828	8,945,710
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,466,681)		13,445,503

Fixed-Income Funds - 41.8%
	Shares	Value ($)
Fidelity High Income Central Fund (a)	8,019	852,918
Fidelity Inflation-Protected Bond Index Fund (b)	399,972	3,703,738
Fidelity International Bond Index Fund (b)	984,908	9,139,943
Fidelity Investment Grade Bond Central Fund (a)	118,676	11,691,965
TOTAL FIXED-INCOME FUNDS (Cost $25,469,229)		25,388,564

International Equity Funds - 17.8%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (a)	15,150	3,379,585
Fidelity International Equity Central Fund (a)	68,751	7,467,713
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,283,729)		10,847,298

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Fund (b) (Cost $6,087,107)	719,553	6,109,006

Money Market Funds - 9.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5,674,935)	4.32	5,673,800	5,674,935

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $58,981,681)	61,465,306
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(596,268)
NET ASSETS - 100.0%	60,869,038

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,303	6,076,048	427,416	85,205	-	-	5,674,935	5,673,800	0.0%
Fidelity Commodity Strategy Central Fund	155,200	2,118,312	142,784	65,651	(2,597)	145,665	2,273,796	23,668	0.9%
Fidelity Emerging Markets Debt Central Fund	5,520,683	66,679	5,527,274	53,335	(182,573)	122,485	-	-	0.0%
Fidelity Emerging Markets Equity Central Fund	2,913,238	913,394	360,769	23,003	(5,335)	(80,943)	3,379,585	15,150	0.1%
Fidelity High Income Central Fund	152,087	707,411	3,848	5,443	(13)	(2,719)	852,918	8,019	0.1%
Fidelity Inflation-Protected Bond Index Central Fund	8,286,472	103,278	8,234,494	82,254	(545,802)	390,546	-	-	0.0%
Fidelity International Equity Central Fund	6,423,949	1,674,049	499,992	101,742	17,707	(148,000)	7,467,713	68,751	0.1%
Fidelity Investment Grade Bond Central Fund	9,806,663	3,309,861	1,193,607	254,160	(87,798)	(143,154)	11,691,965	118,676	0.0%
Fidelity U.S. Equity Central Fund	11,577,528	1,607,368	3,105,142	871,364	223,438	(1,357,482)	8,945,710	69,828	0.1%
Total	44,862,123	16,576,400	19,495,326	1,542,157	(582,973)	(1,073,602)	40,286,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	765,816	-	-	-	(99,716)	666,100	16,665
Fidelity Enhanced Large Cap Value ETF	-	169,365	2,686	780	88	1,719	168,486	5,481
Fidelity Enhanced Mid Cap ETF	-	296,489	4,821	972	191	(13,184)	278,675	8,892
Fidelity Enhanced Small Cap ETF	-	853,962	1,361	4,127	31	(74,301)	778,331	26,402
Fidelity Fundamental Small-Mid Cap ETF	-	361,528	5,369	586	194	(21,948)	334,405	13,249
Fidelity Inflation-Protected Bond Index Fund	-	3,707,733	44,468	41,787	(166)	40,639	3,703,738	399,972
Fidelity International Bond Index Fund	12,766,855	627,367	4,157,730	198,189	(49,579)	(46,970)	9,139,943	984,908
Fidelity Long-Term Treasury Bond Index Fund	3,573,288	286,034	3,716,765	21,741	(390,509)	247,952	-	-
Fidelity Short-Term Bond Fund	-	6,336,874	249,712	84,371	(55)	21,899	6,109,006	719,553
	16,340,143	13,405,168	8,182,912	352,553	(439,805)	56,090	21,178,684

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	13,445,503	13,445,503	-	-

Fixed-Income Funds	25,388,564	25,388,564	-	-

International Equity Funds	10,847,298	10,847,298	-	-

Short-Term Funds	6,109,006	6,109,006	-	-

Money Market Funds	5,674,935	5,674,935	-	-
Total Investments in Securities:	61,465,306	61,465,306	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $37,588,295)	$40,286,622
Other affiliated issuers (cost $21,393,386)	21,178,684

Total Investment in Securities (cost $58,981,681)		$61,465,306
Cash		5,324
Receivable for investments sold		578,717
Receivable for fund shares sold		103,149
Distributions receivable from Fidelity Central Funds		20,921
Total assets		62,173,417
Liabilities
Payable for investments purchased	$1,273,175
Payable for fund shares redeemed	12,659
Accrued management fee	18,545
Total liabilities		1,304,379
Net Assets		$60,869,038
Net Assets consist of:
Paid in capital		$62,015,339
Total accumulated earnings (loss)		(1,146,301)
Net Assets		$60,869,038

Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund :
Net Asset Value, offering price and redemption price per share ($20,806,467 ÷ 2,023,975 shares)		$10.28
Class K :
Net Asset Value, offering price and redemption price per share ($40,062,571 ÷ 3,898,807 shares)		$10.28
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$352,553
Income from Fidelity Central Funds		731,508
Total income		1,084,061
Expenses
Management fee	$116,799
Independent trustees' fees and expenses	81
Total expenses before reductions	116,880
Expense reductions	(2,471)
Total expenses after reductions		114,409
Net Investment income (loss)		969,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	(582,973)
Other affiliated issuers	(439,805)
Capital gain distributions from underlying funds:
Affiliated issuers	810,649
Total net realized gain (loss)		(212,129)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Fidelity Central Funds	(1,073,602)
Other affiliated issuers	56,090
Total change in net unrealized appreciation (depreciation)		(1,017,512)
Net gain (loss)		(1,229,641)
Net increase (decrease) in net assets resulting from operations		$(259,989)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$969,652	$1,773,320
Net realized gain (loss)	(212,129)	(411,265)
Change in net unrealized appreciation (depreciation)	(1,017,512)	7,850,144
Net increase (decrease) in net assets resulting from operations	(259,989)	9,212,199
Distributions to shareholders	(1,010,545)	(1,816,827)

Share transactions - net increase (decrease)	956,525	91,175
Total increase (decrease) in net assets	(314,009)	7,486,547

Net Assets
Beginning of period	61,183,047	53,696,500
End of period	$60,869,038	$61,183,047

Financial Highlights
Fidelity® Health Savings Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$9.25	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.29	.29	.28	.16	.08
Net realized and unrealized gain (loss)	(.21)	1.26	.20	(2.02)	.76	.46
Total from investment operations	(.05)	1.55	.49	(1.74)	.92	.54
Distributions from net investment income	(.16)	(.30)	(.34)	(.25)	(.11)	(.06)
Distributions from net realized gain	(.01)	-	(.05)	(.07)	(.08)	-
Total distributions	(.17)	(.30)	(.39)	(.32)	(.19)	(.06)
Net asset value, end of period	$10.28	$10.50	$9.25	$9.15	$11.21	$10.48
Total Return D,E	(.46) %	17.02%	5.36%	(15.98)%	8.81%	5.41%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.46%	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.44 % H	.45%	.46%	.45%	.45%	.45% H
Expenses net of all reductions	.44% H	.45%	.46%	.45%	.45%	.45% H
Net investment income (loss)	3.12% H	2.98%	3.11%	2.66%	1.48%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$20,806	$21,055	$20,513	$18,399	$16,668	$4,324
Portfolio turnover rate I	85 % H	28%	46%	29%	31%	43% H

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Health Savings Fund Class K

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.49	$9.24	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.30	.30	.29	.18	.09
Net realized and unrealized gain (loss)	(.20)	1.26	.19	(2.02)	.75	.45
Total from investment operations	(.03)	1.56	.49	(1.73)	.93	.54
Distributions from net investment income	(.17)	(.31)	(.35)	(.27)	(.12)	(.06)
Distributions from net realized gain	(.01)	-	(.05)	(.07)	(.08)	-
Total distributions	(.18)	(.31)	(.40)	(.33) D	(.20)	(.06)
Net asset value, end of period	$10.28	$10.49	$9.24	$9.15	$11.21	$10.48
Total Return E,F	(.32) %	17.19%	5.36%	(15.88)%	8.92%	5.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I	.35%	.36%	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.34 % I	.35%	.36%	.35%	.35%	.35% I
Expenses net of all reductions	.34% I	.35%	.36%	.35%	.35%	.35% I
Net investment income (loss)	3.22% I	3.08%	3.21%	2.76%	1.58%	1.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$40,063	$40,128	$33,183	$22,284	$16,827	$3,308
Portfolio turnover rate J	85 % I	28%	46%	29%	31%	43% I

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Shares are available only to certain Fidelity health savings accounts. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	0.02%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Futures Restricted Securities	0.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	0.03%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	0.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	0.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including theFidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,081,802
Gross unrealized depreciation	(738,520)
Net unrealized appreciation (depreciation)	$2,343,282
Tax cost	$59,122,024

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(403,619)
Long-term	(2,525,337)
Total capital loss carryforward	$(2,928,956)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	23,905,524	27,250,823
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
Fidelity Health Savings Fund	2,432

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $39.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$338,159	$641,673
Class K	672,386	1,175,154
Total	$1,010,545	$1,816,827
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2025	Year ended September 30, 2024	Six months ended March 31, 2025	Year ended September 30, 2024
Fidelity Health Savings Fund
Fidelity Health Savings Fund
Shares sold	151,118	322,669	$1,564,027	$3,157,913
Reinvestment of distributions	30,687	61,080	314,531	599,699
Shares redeemed	(163,125)	(597,269)	(1,688,402)	(5,880,365)
Net increase (decrease)	18,680	(213,520)	$190,156	$(2,122,753)
Class K
Shares sold	292,231	811,364	$3,019,402	$7,917,957
Reinvestment of distributions	64,818	118,205	664,274	1,162,140
Shares redeemed	(281,795)	(695,787)	(2,917,307)	(6,866,169)
Net increase (decrease)	75,254	233,782	$766,369	$2,213,928
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9897538.105
HSF-SANN-0525
Fidelity® Health Savings Index Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Health Savings Index Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 41.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	186,163	1,723,869
Fidelity International Bond Index Fund (a)	458,416	4,254,103
Fidelity U.S. Bond Index Fund (a)	522,214	5,436,245
iShares iBoxx $ High Yield Corporate Bond ETF	5,032	396,974
TOTAL BOND FUNDS (Cost $11,902,478)		11,811,191

Domestic Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	10,651	1,058,152
Fidelity Total Market Index Fund (a)	33,962	5,210,174
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,831,362)		6,268,326

International Equity Funds - 17.8%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (a)	144,900	1,575,067
Fidelity International Index Fund (a)	67,713	3,475,037
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,469,019)		5,050,104

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a) (Cost $2,832,315)	284,171	2,841,712

Money Market Funds - 9.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $2,637,483)	4.32	2,636,955	2,637,483

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $26,672,657)	28,608,816
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(258,603)
NET ASSETS - 100.0%	28,350,213

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,403	2,782,903	158,823	39,469	-	-	2,637,483	2,636,955	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	3,861,213	60,631	3,849,388	38,338	(291,787)	219,331	-	-	0.0%
Total	3,874,616	2,843,534	4,008,211	77,807	(291,787)	219,331	2,637,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	72,536	970,919	63,554	14,304	(600)	78,851	1,058,152	10,651
Fidelity Emerging Markets Index Fund	1,352,054	482,036	171,118	42,088	(5,830)	(82,075)	1,575,067	144,900
Fidelity Inflation-Protected Bond Index Fund	-	1,729,044	23,782	19,326	(191)	18,798	1,723,869	186,163
Fidelity International Bond Index Fund	5,948,955	337,522	1,987,191	91,880	(23,749)	(21,434)	4,254,103	458,416
Fidelity International Index Fund	3,005,513	823,991	259,079	92,421	6,419	(101,807)	3,475,037	67,713
Fidelity Long-Term Treasury Bond Index Fund	1,664,928	139,215	1,737,510	10,116	(209,354)	142,721	-	-
Fidelity Short-Term Bond Index Fund	-	2,938,875	106,238	44,256	(323)	9,398	2,841,712	284,171
Fidelity Total Market Index Fund	5,379,617	496,523	498,786	52,169	94,855	(262,035)	5,210,174	33,962
Fidelity U.S. Bond Index Fund	4,573,117	1,556,596	592,275	92,737	(29,594)	(71,599)	5,436,245	522,214
	21,996,720	9,474,721	5,439,533	459,297	(168,367)	(289,182)	25,574,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	11,811,191	11,811,191	-	-

Domestic Equity Funds	6,268,326	6,268,326	-	-

International Equity Funds	5,050,104	5,050,104	-	-

Short-Term Funds	2,841,712	2,841,712	-	-

Money Market Funds	2,637,483	2,637,483	-	-
Total Investments in Securities:	28,608,816	28,608,816	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $391,339)	$396,974
Fidelity Central Funds (cost $2,637,483)	2,637,483
Other affiliated issuers (cost $23,643,835)	25,574,359

Total Investment in Securities (cost $26,672,657)		$28,608,816
Cash		5,269
Receivable for investments sold		275,698
Receivable for fund shares sold		26,860
Dividends receivable		183
Distributions receivable from Fidelity Central Funds		9,717
Total assets		28,926,543
Liabilities
Payable for investments purchased	$558,331
Payable for fund shares redeemed	15,635
Accrued management fee	2,364
Total liabilities		576,330
Net Assets		$28,350,213
Net Assets consist of:
Paid in capital		$29,007,546
Total accumulated earnings (loss)		(657,333)
Net Assets		$28,350,213
Net Asset Value, offering price and redemption price per share ($28,350,213 ÷ 2,789,840 shares)		$10.16
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$24,176
Affiliated issuers		459,297
Income from Fidelity Central Funds		77,807
Total income		561,280
Expenses
Management fee	$21,137
Independent trustees' fees and expenses	37
Total expenses before reductions	21,174
Expense reductions	(7,311)
Total expenses after reductions		13,863
Net Investment income (loss)		547,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(240,738)
Fidelity Central Funds	(291,787)
Other affiliated issuers	(168,367)
Total net realized gain (loss)		(700,892)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	198,067
Fidelity Central Funds	219,331
Other affiliated issuers	(289,182)
Total change in net unrealized appreciation (depreciation)		128,216
Net gain (loss)		(572,676)
Net increase (decrease) in net assets resulting from operations		$(25,259)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$547,417	$847,654
Net realized gain (loss)	(700,892)	(303,300)
Change in net unrealized appreciation (depreciation)	128,216	3,709,930
Net increase (decrease) in net assets resulting from operations	(25,259)	4,254,284
Distributions to shareholders	(537,346)	(856,404)

Share transactions
Proceeds from sales of shares	2,237,567	4,942,619
Reinvestment of distributions	516,562	824,498
Cost of shares redeemed	(2,360,799)	(4,545,234)

Net increase (decrease) in net assets resulting from share transactions	393,330	1,221,883
Total increase (decrease) in net assets	(169,275)	4,619,763

Net Assets
Beginning of period	28,519,488	23,899,725
End of period	$28,350,213	$28,519,488

Other Information
Shares
Sold	219,426	514,044
Issued in reinvestment of distributions	51,297	85,126
Redeemed	(231,394)	(468,889)
Net increase (decrease)	39,329	130,281

Financial Highlights
Fidelity® Health Savings Index Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$9.12	$9.01	$11.06	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.31	.29	.32	.17	.06
Net realized and unrealized gain (loss)	(.21)	1.26	.18	(2.06)	.66	.40
Total from investment operations	(.01)	1.57	.47	(1.74)	.83	.46
Distributions from net investment income	(.20)	(.32)	(.36)	(.28)	(.14)	(.05)
Distributions from net realized gain	-	-	-	(.03)	(.04)	-
Total distributions	(.20)	(.32)	(.36)	(.31)	(.18)	(.05)
Net asset value, end of period	$10.16	$10.37	$9.12	$9.01	$11.06	$10.41
Total Return D,E	(.11) %	17.46%	5.30%	(16.22)%	7.99%	4.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.15% H	.15%	.16%	.15%	.15%	.15% H
Expenses net of fee waivers, if any	.10 % H	.10%	.11%	.10%	.10%	.10% H
Expenses net of all reductions	.10% H	.10%	.10%	.10%	.10%	.10% H
Net investment income (loss)	3.89% H	3.19%	3.14%	3.08%	1.51%	.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$28,350	$28,519	$23,900	$19,409	$16,864	$3,609
Portfolio turnover rate I	74 % H	25%	49%	32%	42%	71% H

AFor the period March 2, 2020 (commencement of operations) through September 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,159,902
Gross unrealized depreciation	(297,481)
Net unrealized appreciation (depreciation)	$1,862,421
Tax cost	$26,746,395

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(364,857)
Long-term	(1,289,541)
Total capital loss carryforward	$(1,654,398)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	9,874,463	11,828,302
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2026. For the period, management fees were reduced by $7,046.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $265.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9897520.105
HSI-SANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025